Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Emerging Markets Equity Fund

International Growth Fund

Investment Grade Floating Rate Fund

Short Duration High Yield Fund

For the period ended April 30, 2026

Schedule of Investments (unaudited)

EMERGING MARKETS EQUITY FUND April 30, 2026

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 98.85%

COMMON STOCKS 96.48%

Australia 0.63%
Metals & Mining
Anglogold Ashanti PLC	1,027	$96,261

Austria 0.66%
Banks
Erste Group Bank AG	918	101,435

Brazil 4.43%
Aerospace & Defense 0.64%
Embraer SA	6,261	97,408
Banks 0.44%
NU Holdings Ltd. Class A*	4,670	67,622
Broadline Retail 0.48%
MercadoLibre, Inc.*	41	73,498
Capital Markets 0.88%
B3 SA – Brasil Bolsa Balcao	36,694	133,607
Metals & Mining 1.15%
Vale SA	10,751	176,252
Water Utilities 0.84%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	19,075	127,698
Total Brazil		676,085

China 16.50%
Automobiles 0.63%
BYD Co. Ltd. Class H	7,219	96,028
Banks 2.62%
China Construction Bank Corp. Class H	204,005	230,281
Industrial & Commercial Bank of China Ltd. Class H	187,531	168,956
		399,237
Broadline Retail 2.83%
Alibaba Group Holding Ltd.	23,533	387,847
PDD Holdings, Inc. ADR*	436	43,548
		431,395
Investments	Shares	U.S. $ Fair Value
China (continued)
Electrical Equipment 1.43%
Contemporary Amperex Technology Co. Ltd. Class A	2,186	$140,322
NARI Technology Co. Ltd. Class A	20,389	77,708
		218,030
Entertainment 0.50%
NetEase, Inc.	3,250	76,080
Hotels, Restaurants & Leisure 1.46%
Trip.com Group Ltd.*	737	39,797
Yum China Holdings, Inc.	3,753	183,647
		223,444
Insurance 1.22%
PICC Property & Casualty Co. Ltd. Class H	21,737	39,265
Ping An Insurance Group Co. of China Ltd. Class H	18,049	146,704
		185,969
Interactive Media & Services 3.86%
Bilibili, Inc. Class Z*	3,223	70,822
Tencent Holdings Ltd.	8,527	517,864
		588,686
Marine Transportation 0.52%
SITC International Holdings Co. Ltd.	19,098	79,963
Pharmaceuticals 0.46%
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	8,930	70,730
Real Estate Management & Development 0.51%
China Resources Land Ltd.	18,526	77,838
Textiles, Apparel & Luxury Goods 0.46%
ANTA Sports Products Ltd.	6,623	69,383
Total China		2,516,783

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND April 30, 2026

Investments	Shares	U.S. $ Fair Value
Germany 0.34%
Semiconductors & Semiconductor Equipment
AIXTRON SE	945	$52,215

Greece 0.64%
Banks
Alpha Bank SA	24,201	97,124

Hong Kong 2.30%
Capital Markets 0.75%
Hong Kong Exchanges & Clearing Ltd.	2,138	113,876
Insurance 1.10%
AIA Group Ltd.	6,900	75,753
Prudential PLC	6,139	92,512
		168,265
Machinery 0.45%
Techtronic Industries Co. Ltd.	4,729	68,569
Total Hong Kong		350,710

Hungary 1.96%
Banks
OTP Bank Nyrt	2,229	298,973

India 7.90%
Automobiles 0.35%
Maruti Suzuki India Ltd.	377	53,187
Banks 1.74%
ICICI Bank Ltd. ADR	9,996	265,794
Beverages 0.75%
United Spirits Ltd.	4,579	64,149
Varun Beverages Ltd.	9,361	50,989
		115,138
Consumer Finance 0.60%
Shriram Finance Ltd.	9,192	91,420
Health Care Providers & Services 0.33%
Max Healthcare Institute Ltd.	4,767	50,156
Hotels, Restaurants & Leisure 0.26%
Indian Hotels Co. Ltd.	6,002	40,416
Investments	Shares	U.S. $ Fair Value
India (continued)
Oil, Gas & Consumable Fuels 0.51%
Reliance Industries Ltd.	5,088	$77,167
Pharmaceuticals 0.47%
Torrent Pharmaceuticals Ltd.	1,614	71,167
Transportation Infrastructure 1.03%
Adani Ports & Special Economic Zone Ltd.	6,687	117,496
GMR Airports Ltd.*	38,621	39,467
		156,963
Wireless Telecommunication Services 1.86%
Bharti Airtel Ltd.	14,199	283,837
Total India		1,205,245

Japan 0.70%
Semiconductors & Semiconductor Equipment
Kioxia Holdings Corp.*	439	106,220

Macau 0.38%
Hotels, Restaurants & Leisure
Galaxy Entertainment Group Ltd.	13,500	57,596

Mexico 3.26%
Banks 1.13%
Grupo Financiero Banorte SAB de CV Class O	15,908	172,735
Beverages 0.61%
Fomento Economico Mexicano SAB de CV ADR	782	92,464
Construction Materials 0.76%
Cemex SAB de CV ADR	9,452	116,260
Metals & Mining 0.76%
Grupo Mexico SAB de CV	10,619	116,229
Total Mexico		497,688

Peru 1.03%
Banks
Credicorp Ltd.	486	157,547

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND April 30, 2026

Investments	Shares	U.S. $ Fair Value
Philippines 0.64%
Transportation Infrastructure
International Container Terminal Services, Inc.	8,421	$97,258

Saudi Arabia 0.92%
Banks
Saudi National Bank	13,456	140,928

Singapore 0.19%
Broadline Retail
Sea Ltd. ADR*	345	29,284

South Africa 2.26%
Banks 1.11%
Capitec Bank Holdings Ltd.	650	168,774
Broadline Retail 0.45%
Naspers Ltd. Class N	1,284	69,528
Metals & Mining 0.70%
Gold Fields Ltd. ADR	2,522	107,135
Total South Africa		345,437

South Korea 21.65%
Aerospace & Defense 2.19%
Hanwha Aerospace Co. Ltd.	218	208,270
LIG Defense&Aerospace Co. Ltd.	199	126,253
		334,523
Automobiles 0.61%
Kia Corp.	906	93,447
Banks 1.62%
KB Financial Group, Inc.	1,440	157,687
Shinhan Financial Group Co. Ltd.	1,315	89,300
		246,987
Electrical Equipment 3.00%
HD Hyundai Electric Co. Ltd.	370	318,170
LS Electric Co. Ltd.	725	139,233
		457,403
Industrial Conglomerates 0.99%
SK Square Co. Ltd.*	260	151,320
Investments	Shares	U.S. $ Fair Value
South Korea (continued)
Life Sciences Tools & Services 0.54%
Samsung Biologics Co. Ltd.†*	82	$81,757
Machinery 0.56%
HD Hyundai Heavy Industries Co. Ltd.	184	85,688
Semiconductors & Semiconductor Equipment 4.68%
SK Hynix, Inc.	800	713,415
Technology Hardware, Storage & Peripherals 6.42%
Samsung Electronics Co. Ltd.	6,500	$978,819
Tobacco 1.04%
KT&G Corp.	1,324	159,162
Total South Korea		3,302,521

Taiwan 27.60%
Communications Equipment 1.25%
Accton Technology Corp.	2,601	190,488
Electronic Equipment, Instruments & Components 5.81%
Chroma ATE, Inc.	1,713	117,050
Delta Electronics, Inc.	5,320	373,068
Elite Material Co. Ltd.	1,361	202,795
Unimicron Technology Corp.	6,823	193,796
		886,709
Semiconductors & Semiconductor Equipment 19.35%
ASE Technology Holding Co. Ltd.	12,223	191,591
ASPEED Technology, Inc.	326	175,248
Hon Precision, Inc.	440	69,053
MediaTek, Inc.	1,000	83,482
MPI Corp.	508	81,566
Taiwan Semiconductor Manufacturing Co. Ltd.	32,417	2,250,448
Visual Photonics Epitaxy Co. Ltd.	9,088	101,246
		2,952,634
Technology Hardware, Storage & Peripherals 1.19%
Asia Vital Components Co. Ltd.	1,982	181,459
Total Taiwan		4,211,290

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND April 30, 2026

Investments	Shares	U.S. $ Fair Value
Thailand 0.61%
Wireless Telecommunication Services
Advanced Info Service PCL	8,877	$92,715

United States 1.88%
Biotechnology 0.43%
BeOne Medicines Ltd. Class H*	2,884	65,464
Communications Equipment 0.54%
Lumentum Holdings, Inc.*	92	83,014
Oil, Gas & Consumable Fuels 0.91%
Shell PLC	3,053	138,810
Total United States		287,288
Total Common Stocks (cost $10,356,686)		14,720,603

PREFERRED STOCKS 2.37%

Brazil 2.37%
Banks 1.35%
Banco Bradesco SA	25,862	100,903
Itau Unibanco Holding SA	12,137	105,860
		206,763
Oil, Gas & Consumable Fuels 1.02%
Petroleo Brasileiro SA – Petrobras	15,638	154,997
Total Brazil		361,760
Total Preferred Stocks (cost $258,149)		361,760
Total Investments in Securities 98.85% (cost $10,614,835)		15,082,363
Other Assets and Liabilities – Net 1.15%		174,840
Net Assets 100.00%		$15,257,203

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2026, the total value of Rule 144A securities was $81,757, which represents 0.54% of net assets.

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS EQUITY FUND April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$96,261	$–	$–	$96,261
Austria	–	101,435	–	101,435
Brazil	676,085	–	–	676,085
China	43,548	2,473,235	–	2,516,783
Germany	–	52,215	–	52,215
Greece	–	97,124	–	97,124
Hong Kong	–	350,710	–	350,710
Hungary	–	298,973	–	298,973
India	265,794	939,451	–	1,205,245
Japan	–	106,220	–	106,220
Macau	–	57,596	–	57,596
Mexico	497,688	–	–	497,688
Peru	157,547	–	–	157,547
Philippines	–	97,258	–	97,258
Saudi Arabia	–	140,928	–	140,928
Singapore	29,284	–	–	29,284
South Africa	107,135	238,302	–	345,437
South Korea	–	3,302,521	–	3,302,521
Taiwan	–	4,211,290	–	4,211,290
Thailand	–	92,715	–	92,715
United States	83,014	204,274	–	287,288
Preferred Stocks	361,760	–	–	361,760
Total	$2,318,116	$12,764,247	$–	$15,082,363

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)

INTERNATIONAL GROWTH FUND April 30, 2026

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 94.55%

COMMON STOCKS 94.55%

Austria 1.99%
Banks
BAWAG Group AG†	298	$51,033
Erste Group Bank AG	544	60,110
		111,143

Belgium 0.76%
Pharmaceuticals
UCB SA*	155	42,205

Brazil 0.85%
Banks
NU Holdings Ltd. Class A*	3,282	47,523

Canada 2.88%
Consumer Staples Distribution & Retail 1.02%
Alimentation Couche-Tard, Inc.	965	57,089
Metals & Mining 1.86%
Agnico Eagle Mines Ltd.	325	61,115
Kinross Gold Corp.	1,405	42,563
		103,678
Total Canada		160,767

Chile 1.06%
Metals & Mining
Antofagasta PLC	1,220	59,167

China 3.53%
Broadline Retail 0.95%
Alibaba Group Holding Ltd.	3,230	53,234
Interactive Media & Services 2.10%
Tencent Holdings Ltd.	1,930	117,213
Pharmaceuticals 0.48%
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H	3,200	26,682
Total China		197,129

Denmark 1.28%
Pharmaceuticals
Novo Nordisk AS Class B	1,675	71,248
Investments	Shares	U.S. $ Fair Value
Finland 1.16%
Communications Equipment
Nokia OYJ	5,100	$64,804

France 5.16%
Aerospace & Defense 1.27%
Safran SA	221	70,966
Biotechnology 0.23%
Abivax SA ADR*	110	12,912
Electrical Equipment 1.56%
Legrand SA	485	86,894
Personal Care Products 1.24%
L’Oreal SA	160	68,910
Textiles, Apparel & Luxury Goods 0.86%
LVMH Moet Hennessy Louis Vuitton SE	90	48,079
Total France		287,761

Germany 5.44%
Aerospace & Defense 0.72%
Rheinmetall AG	25	39,870
Construction Materials 0.72%
Heidelberg Materials AG	182	40,157
Electrical Equipment 2.70%
Pfisterer Holding SE*	160	19,480
Siemens Energy AG	620	131,391
		150,871
Semiconductors & Semiconductor Equipment 1.30%
AIXTRON SE	320	17,682
Infineon Technologies AG	815	54,813
		72,495
Total Germany		303,393

Greece 0.99%
Banks
Alpha Bank SA	13,715	55,041

Hungary 1.14%
Banks
OTP Bank Nyrt	475	63,711

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND April 30, 2026

Investments	Shares	U.S. $ Fair Value
India 1.39%
Banks 0.36%
ICICI Bank Ltd. ADR	746	$19,836
Wireless Telecommunication Services 1.03%
Bharti Airtel Ltd.	2,890	57,771
Total India		77,607

Italy 0.31%
Passenger Airlines
Ryanair Holdings PLC	650	17,054

Japan 17.29%
Broadline Retail 0.79%
Ryohin Keikaku Co. Ltd.	1,900	43,897
Electrical Equipment 2.97%
Fujikura Ltd.	2,780	107,261
Furukawa Electric Co. Ltd.	215	58,391
		165,652
Electronic Equipment, Instruments & Components 1.40%
Murata Manufacturing Co. Ltd.	2,350	77,936
Health Care Equipment & Supplies 1.07%
Hoya Corp.	320	59,758
Household Durables 0.70%
Panasonic Holdings Corp.	1,900	38,866
Industrial Conglomerates 1.74%
Hitachi Ltd.	3,049	96,953
Machinery 2.30%
Ebara Corp.	1,490	50,970
Mitsubishi Heavy Industries Ltd.	2,600	77,599
		128,569
Semiconductors & Semiconductor Equipment 5.45%
Advantest Corp.	380	70,953
Disco Corp.	100	47,578
Kioxia Holdings Corp.*	365	88,315
Kokusai Electric Corp.	480	20,201
Tokyo Electron Ltd.	262	77,207
		304,254
Investments	Shares	U.S. $ Fair Value
Japan (continued)
Textiles, Apparel & Luxury Goods 0.87%
Asics Corp.	1,717	$48,759
Total Japan		964,644

Mexico 0.74%
Banks
Grupo Financiero Banorte SAB de CV Class O	3,827	41,555

Netherlands 5.16%
Biotechnology 0.91%
Argenx SE ADR*	65	50,812
Semiconductors & Semiconductor Equipment 4.25%
ASML Holding NV	150	216,832
BE Semiconductor Industries NV	70	20,476
		237,308
Total Netherlands		288,120

Peru 0.93%
Banks
Credicorp Ltd.	160	51,867

Singapore 0.67%
Banks
DBS Group Holdings Ltd.	810	37,350

South Korea 10.27%
Aerospace & Defense 1.13%
Hanwha Aerospace Co. Ltd.	66	63,054
Electrical Equipment 1.84%
HD Hyundai Electric Co. Ltd.	50	42,996
LS Electric Co. Ltd.	310	59,534
		102,530
Life Sciences Tools & Services 0.54%
Samsung Biologics Co. Ltd.†*	30	29,911
Semiconductors & Semiconductor Equipment 4.15%
SK Hynix, Inc.	260	231,860

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND April 30, 2026

Investments	Shares	U.S. $ Fair Value
South Korea (continued)
Technology Hardware, Storage & Peripherals 2.61%
Samsung Electronics Co. Ltd.	966	$145,468
Total South Korea		572,823

Spain 1.19%
Specialty Retail
Industria de Diseno Textil SA	1,114	66,674

Sweden 1.37%
Machinery
Sandvik AB	1,820	76,562

Switzerland 5.74%
Electrical Equipment 2.18%
ABB Ltd. Registered Shares	1,200	121,368
Pharmaceuticals 2.54%
Galderma Group AG	410	86,015
Sandoz Group AG	693	55,588
		141,603
Textiles, Apparel & Luxury Goods 1.02%
Cie Financiere Richemont SA Class A	298	57,191
Total Switzerland		320,162

Taiwan 13.36%
Communications Equipment 0.25%
Accton Technology Corp.	190	13,915
Electronic Equipment, Instruments & Components 3.03%
Delta Electronics, Inc.	1,680	117,811
Unimicron Technology Corp.	1,800	51,126
		168,937
Semiconductors & Semiconductor Equipment 9.06%
ASE Technology Holding Co. Ltd.	3,820	59,877
ASPEED Technology, Inc.	40	21,503
Taiwan Semiconductor Manufacturing Co. Ltd.	5,900	409,589
Visual Photonics Epitaxy Co. Ltd.	1,300	14,483
		505,452
Investments	Shares	U.S. $ Fair Value
Taiwan (continued)
Technology Hardware, Storage & Peripherals 1.02%
Asia Vital Components Co. Ltd.	623	$57,037
Total Taiwan		745,341

United Kingdom 3.88%
Aerospace & Defense 0.30%
Babcock International Group PLC	1,130	17,024
Beverages 0.46%
Diageo PLC	1,265	25,577
Capital Markets 0.44%
St. James’s Place PLC	1,495	24,685
Pharmaceuticals 1.70%
AstraZeneca PLC	500	94,861
Trading Companies & Distributors 0.98%
Diploma PLC	575	54,418
Total United Kingdom		216,565

United States 6.01%
Biotechnology 0.80%
BeOne Medicines Ltd. Class H*	1,975	44,831
Communications Equipment 0.32%
Lumentum Holdings, Inc.*	20	18,046
Construction Materials 0.93%
Holcim AG	557	51,760
Electrical Equipment 1.60%
Schneider Electric SE	280	89,099
Interactive Media & Services 1.09%
Alphabet, Inc. Class A	158	60,798
Pharmaceuticals 0.49%
Novartis AG Registered Shares	185	27,341
Semiconductors & Semiconductor Equipment 0.78%
Broadcom, Inc.	104	43,413
Total United States		335,288
Total Common Stocks (cost $3,591,964)		5,275,504

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND April 30, 2026

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.19%

Repurchase Agreements 2.19%
Repurchase Agreement dated 4/30/2026, 3.250% due 5/1/2026 with Fixed Income Clearing Corp. collateralized by $123,300 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $124,758; proceeds: $122,205 (cost $122,194)	$122,194	$122,194
Total Investments in Securities 96.74% (cost $3,714,158)		5,397,698
Other Assets and Liabilities – Net 3.26%		181,974
Net Assets 100.00%		$5,579,672

ADR	American Depositary Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2026, the total value of Rule 144A securities was $80,944, which represents 1.45% of net assets.
*	Non-income producing security.

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL GROWTH FUND April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Austria	$–	$111,143	$–	$111,143
Belgium	–	42,205	–	42,205
Brazil	47,523	–	–	47,523
Canada	160,767	–	–	160,767
Chile	–	59,167	–	59,167
China	–	197,129	–	197,129
Denmark	–	71,248	–	71,248
Finland	–	64,804	–	64,804
France	12,912	274,849	–	287,761
Germany	–	303,393	–	303,393
Greece	–	55,041	–	55,041
Hungary	–	63,711	–	63,711
India	19,836	57,771	–	77,607
Italy	–	17,054	–	17,054
Japan	43,897	920,747	–	964,644
Mexico	41,555	–	–	41,555
Netherlands	50,812	237,308	–	288,120
Peru	51,867	–	–	51,867
Singapore	–	37,350	–	37,350
South Korea	–	572,823	–	572,823
Spain	–	66,674	–	66,674
Sweden	–	76,562	–	76,562
Switzerland	–	320,162	–	320,162
Taiwan	–	745,341	–	745,341
United Kingdom	–	216,565	–	216,565
United States	122,257	213,031	–	335,288
Short-Term Investments
Repurchase Agreements	–	122,194	–	122,194
Total	$551,426	$4,846,272	$–	$5,397,698

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 101.19%

ASSET-BACKED SECURITIES 66.86%

Automobiles 9.39%
Ally Bank Auto Credit-Linked Notes Series 2024-A Class E†	7.917%		5/17/2032	$1,416,499	$1,444,090
Ally Bank Auto Credit-Linked Notes Series 2024-B Class E†	6.678%		9/15/2032	728,578	732,530
Ally Bank Auto Credit-Linked Notes Series 2025-B Class E†	6.164%		9/15/2033	5,173,304	5,172,339
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class B†	4.945% (30 day USD SOFR Average + 1.30%	)#	12/26/2031	153,783	154,387
Bayview Opportunity Master Fund VII Trust Series 2024-SN1 Class E†	8.00%		10/15/2029	2,000,000	2,042,669
Bridgecrest Lending Auto Securitization Trust Series 2023-1 Class D	7.84%		8/15/2029	7,845,000	8,150,624
Carmax Auto Owner Trust Series 2023-1 Class C	5.19%		1/16/2029	2,465,000	2,483,022
Carmax Auto Owner Trust Series 2023-3 Class C	5.61%		2/15/2029	5,000,000	5,065,353
CarMax Select Receivables Trust Series 2024-A Class A3	5.40%		11/15/2028	4,738,761	4,768,601
CarMax Select Receivables Trust Series 2026-A Class D	4.90%		5/17/2032	6,238,000	6,183,106
Carvana Auto Receivables Trust Series 2023-N4 Class D†	7.22%		2/11/2030	2,325,000	2,406,607
Consumer Portfolio Services Auto Trust Series 2025-A Class C†	5.25%		4/15/2031	10,375,000	10,458,849
Consumer Portfolio Services Auto Trust Series 2025-D Class C†	4.85%		2/17/2032	2,615,000	2,615,183
CPS Auto Receivables Trust Series 2022-A Class E†	4.88%		4/16/2029	9,180,000	9,189,721
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%		10/15/2029	4,900,000	4,950,990
CPS Auto Receivables Trust Series 2022-C Class E†	9.08%		4/15/2030	9,000,000	9,308,093
CPS Auto Receivables Trust Series 2023-A Class E†	10.59%		8/15/2030	6,667,000	7,243,824
CPS Auto Receivables Trust Series 2023-B Class E†	10.72%		11/15/2030	18,037,000	19,704,780
CPS Auto Receivables Trust Series 2023-C Class D†	6.77%		10/15/2029	4,795,000	4,917,844

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
CPS Auto Receivables Trust Series 2023-D Class D†	7.80%		1/15/2030	$9,237,000	$9,568,327
CPS Auto Receivables Trust Series 2024-C Class E†	8.04%		3/15/2032	10,500,000	10,865,046
CPS Auto Receivables Trust Series 2024-D Class C†	4.76%		1/15/2031	6,210,000	6,221,161
CPS Auto Receivables Trust Series 2026-B Class C†	4.93%		7/15/2032	10,000,000	9,999,912
Drive Auto Receivables Trust Series 2024-1 Class C	5.43%		11/17/2031	2,330,000	2,361,060
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%		6/15/2029	1,192,004	1,205,244
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%		9/16/2030	6,900,000	7,548,670
Exeter Automobile Receivables Trust Series 2023-2A Class D	6.32%		8/15/2029	8,742,000	8,874,908
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%		4/16/2029	2,616,000	2,660,616
Exeter Automobile Receivables Trust Series 2023-3A Class E†	9.98%		1/15/2031	6,203,000	6,632,651
Exeter Automobile Receivables Trust Series 2023-5A Class C	6.85%		1/16/2029	5,452,248	5,502,126
Exeter Automobile Receivables Trust Series 2024-1A Class D	5.84%		6/17/2030	4,125,000	4,179,768
Exeter Automobile Receivables Trust Series 2024-2A Class E†	7.98%		10/15/2031	12,500,000	12,955,193
Exeter Automobile Receivables Trust Series 2025-1A Class E†	7.48%		9/15/2032	9,750,000	10,014,190
Exeter Automobile Receivables Trust Series 2026-2A Class C	4.91%		8/16/2032	5,000,000	4,999,184
First Investors Auto Owner Trust Series 2025-1A Class C†	4.75%		12/15/2031	17,535,000	17,538,889
GLS Auto Receivables Issuer Trust Series 2021-4A Class E†	4.43%		10/16/2028	3,000,000	2,997,112
GLS Auto Receivables Issuer Trust Series 2023-4A Class D†	7.18%		8/15/2029	2,393,000	2,461,447
GLS Auto Receivables Issuer Trust Series 2024-2A Class C†	6.03%		2/15/2030	4,460,000	4,524,236
GLS Auto Receivables Issuer Trust Series 2026-1A Class B†	4.22%		8/17/2030	4,770,000	4,740,239
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class D†	8.89% (30 day USD SOFR Average + 5.25%	)#	5/20/2032	3,926,070	3,991,376

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B2†	4.99% (30 day USD SOFR Average + 1.35%	)#	10/20/2032	$5,465,327	$5,475,320
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class C†	6.24% (30 day USD SOFR Average + 2.60%	)#	10/20/2032	4,225,384	4,239,703
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class D†	7.64% (30 day USD SOFR Average + 4.00%	)#	10/20/2032	1,695,653	1,692,440
Kinetic Advantage Master Owner Trust Series 2025-1A Class A†	5.84% (30 day USD SOFR Average + 2.20%	)#	10/15/2029	13,815,000	13,886,718
LAD Auto Receivables Trust Series 2023-1A Class D†	7.30%		6/17/2030	728,000	733,065
LAD Auto Receivables Trust Series 2023-3A Class C†	6.43%		12/15/2028	8,900,000	9,008,682
LAD Auto Receivables Trust Series 2023-3A Class D†	6.92%		12/16/2030	1,100,000	1,122,997
Octane Receivables Trust Series 2023-1A Class C†	6.37%		9/20/2029	4,000,000	4,039,112
Octane Receivables Trust Series 2023-1A Class E†	9.25%		8/20/2030	3,000,000	3,146,199
Prestige Auto Receivables Trust Series 2023-2A Class B†	6.64%		12/15/2027	43,997	44,037
Prestige Auto Receivables Trust Series 2025-1A Class B†	5.34%		11/15/2028	8,229,000	8,254,125
Red Oak Funding Master Trust Series 2025-1A Class A†	5.64% (30 day USD SOFR Average + 2.00%	)#	12/20/2030	16,025,000	16,082,495
Santander Bank Auto Credit-Linked Notes Series 2022-C Class F†	14.592%		12/15/2032	504,077	507,076
Santander Drive Auto Receivables Trust Series 2023-4 Class C	6.04%		12/15/2031	9,300,000	9,487,683
SBNA Auto Receivables Trust Series 2024-A Class C†	5.59%		1/15/2030	6,030,000	6,109,817
SBNA Auto Receivables Trust Series 2024-A Class E†	8.00%		4/15/2032	4,860,000	5,014,605
SBNA Auto Receivables Trust Series 2025-SF1 Class D†	5.34%		9/15/2031	9,250,000	9,280,414
Securitized Term Auto Receivables Trust Series 2025-A Class D†	6.746%		7/25/2031	2,495,420	2,542,549
U.S. Bank NA Series 2023-1 Class C†	9.785%		8/25/2032	554,133	563,134
U.S. Bank NA Series 2026-RVM1 Class C†	5.595%		12/25/2046	8,761,127	8,689,562

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
VStrong Auto Receivables Trust Series 2023-A Class D†	9.31%		2/15/2030	$3,255,000	$3,510,134
VStrong Auto Receivables Trust Series 2023-A Class E†	9.99%		12/16/2030	1,000,000	1,089,566
VStrong Auto Receivables Trust Series 2024-A Class C†	6.44%		7/15/2030	3,010,000	3,086,750
VStrong Auto Receivables Trust Series 2024-A Class D†	7.29%		7/15/2030	3,000,000	3,125,745
Westlake Automobile Receivables Trust Series 2023-3A Class D†	6.47%		3/15/2029	1,745,000	1,774,422
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%		2/15/2029	4,750,000	4,788,631
Westlake Automobile Receivables Trust Series 2024-3A Class C†	4.92%		11/15/2029	3,555,000	3,575,886
Total					377,704,834

Credit Card 1.14%
Capital One Multi-Asset Execution Trust Series 2025-A3 Class A	4.65%		10/15/2037	1,515,000	1,498,424
Continental Finance Credit Card ABS Master Trust Series 2024-A Class A†	5.78%		12/15/2032	13,151,000	13,243,501
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	4,600,000	4,614,720	(a)
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	10,190,000	10,200,123
Mercury Financial Credit Card Master Trust Series 2025-1A Class B†	6.16%		12/22/2031	8,950,000	8,751,003
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%		12/16/2030	7,500,000	7,483,577
Total					45,791,348

Other 56.26%
1988 CLO 1 Ltd. Series 2022-1A Class AR†	5.033% (3 mo. USD Term SOFR + 1.36%	)#	10/15/2039	8,270,000	8,279,477
1988 CLO 3 Ltd. Series 2023-3A Class A1R†	4.923% (3 mo. USD Term SOFR + 1.25%	)#	10/15/2038	6,500,000	6,502,912
1988 CLO 4 Ltd. Series 2024-4A Class BR†	5.373% (3 mo. USD Term SOFR + 1.70%	)#	4/15/2039	9,630,000	9,644,705
1988 CLO 5 Ltd. Series 2024-5A Class A1†	5.213% (3 mo. USD Term SOFR + 1.54%	)#	7/15/2037	1,000,000	1,001,777

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
37 Capital CLO 3 Ltd. Series 2023-1A Class A1R†	5.173% (3 mo. USD Term SOFR + 1.50%	)#	7/15/2038	$3,250,000	$3,261,346
37 Capital CLO 3 Ltd. Series 2023-1A Class ER†	11.523% (3 mo. USD Term SOFR + 7.85%	)#	7/15/2038	2,000,000	1,926,416
720 East CLO Ltd. Series 2022-1A Class ER†	9.575% (3 mo. USD Term SOFR + 5.90%	)#	1/20/2038	2,000,000	1,965,608
AB BSL CLO 3 Ltd. Series 2021-3A Class C2R†	5.675% (3 mo. USD Term SOFR + 2.00%	)#	4/20/2038	1,000,000	1,002,397
AB BSL CLO 6 Ltd. Series 2025-6A Class D1†	7.125% (3 mo. USD Term SOFR + 3.45%	)#	7/20/2037	6,600,000	6,611,042
AB BSL CLO 6 Ltd. Series 2025-6A Class E†	9.675% (3 mo. USD Term SOFR + 6.00%	)#	7/20/2037	3,000,000	3,011,376
Abry Liquid Credit CLO Ltd. Series 2025-1A Class A2†	5.325% (3 mo. USD Term SOFR + 1.65%	)#	10/20/2038	3,500,000	3,505,915
Abry Liquid Credit CLO Ltd. Series 2025-1A Class C†	5.775% (3 mo. USD Term SOFR + 2.10%	)#	10/20/2038	1,500,000	1,505,693
Affirm Asset Securitization Trust Series 2024-B Class B†	4.88%		9/15/2029	6,075,000	6,080,632
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	10,525,000	10,501,591
Affirm Master Trust Series 2026-2A Class E†	7.06%		4/16/2035	10,000,000	10,000,394
AGL CLO 24 Ltd. Series 2023-24A Class A2R†	5.376% (3 mo. USD Term SOFR + 1.71%	)#	3/31/2038	6,000,000	6,016,122
AGL CLO 35 Ltd. Series 2024-35A Class A1†	5.012% (3 mo. USD Term SOFR + 1.34%	)#	1/21/2038	1,500,000	1,504,247
Allegro CLO V-S Ltd. Series 2024-2A Class CT†	6.117% (3 mo. USD Term SOFR + 2.45%	)#	7/24/2037	3,000,000	3,005,127
AMMC CLO 23 Ltd. Series 2020-23A Class AR3†	5.07% (3 mo. USD Term SOFR + 1.39%	)#	7/17/2038	16,300,000	16,343,309
AMMC CLO 25 Ltd. Series 2022-25A Class D1R2†	6.673% (3 mo. USD Term SOFR + 3.00%	)#	10/15/2038	4,560,000	4,553,347

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
AMMC CLO 28 Ltd. Series 2024-28A Class D1†	7.175% (3 mo. USD Term SOFR + 3.50%	)#	7/20/2037	$6,750,000	$6,761,286
AMMC CLO 30 Ltd. Series 2024-30A Class D1R†	6.243% (3 mo. USD Term SOFR + 2.65%	)#	4/15/2039	5,000,000	5,017,615
AMMC CLO 31 Ltd. Series 2025-31A Class D†	6.625% (3 mo. USD Term SOFR + 2.95%	)#	2/20/2038	3,500,000	3,513,108
Anchorage Capital CLO 29 Ltd. Series 2024-29A Class D1†	7.675% (3 mo. USD Term SOFR + 4.00%	)#	7/20/2037	1,000,000	1,000,050
Anchorage Capital CLO 32 Ltd. Series 2025-32A Class D†	7.623% (3 mo. USD Term SOFR + 3.95%	)#	7/15/2037	2,215,000	2,218,515
Anthelion CLO Ltd. Series 2025-1A Class A1†	5.175% (3 mo. USD Term SOFR + 1.50%	)#	7/20/2036	7,095,000	7,103,358
Anthelion CLO Ltd. Series 2025-1A Class D1†	7.325% (3 mo. USD Term SOFR + 3.65%	)#	7/20/2036	3,060,000	3,067,696
Anthelion CLO Ltd. Series 2025-2A Class A1†	4.97% (3 mo. USD Term SOFR + 1.30%	)#	4/20/2039	15,000,000	15,020,745
Apex Credit CLO Ltd. Series 2020-1A Class A1R3†	4.835% (3 mo. USD Term SOFR + 1.16%	)#	4/20/2035	5,400,000	5,402,624
Apidos CLO XLVIII Ltd. Series 2024-48A Class E†	9.417% (3 mo. USD Term SOFR + 5.75%	)#	7/25/2037	150,000	150,638
Apidos CLO XXXIX Ltd. Series 2022-39A Class A1R†	4.902% (3 mo. USD Term SOFR + 1.23%	)#	10/21/2038	8,650,000	8,662,101
Arini U.S. CLO I Ltd. Series 1A Class B†	5.923% (3 mo. USD Term SOFR + 2.25%	)#	4/15/2038	9,325,000	9,375,476
Arini U.S. CLO I Ltd. Series 1A Class C†	6.573% (3 mo. USD Term SOFR + 2.90%	)#	4/15/2038	9,300,000	9,391,847
Arini U.S. CLO III Ltd. Series 3A Class C†	5.661% (3 mo. USD Term SOFR + 1.90%	)#	1/15/2039	2,200,000	2,206,048
Arini U.S. CLO III Ltd. Series 3A Class D†	6.661% (3 mo. USD Term SOFR + 2.90%	)#	1/15/2039	4,120,000	4,125,978

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
ASP WHCO Partner 2 LP	6.783%	#(b)	3/29/2029	$15,000,000	$15,000,459	(a)
Atlantic Avenue Ltd. Series 2023-1A Class AR†	5.033% (3 mo. USD Term SOFR + 1.36%	)#	1/15/2039	3,000,000	3,007,668
Atlantic Avenue Ltd. Series 2023-1A Class D1R†	6.973% (3 mo. USD Term SOFR + 3.30%	)#	1/15/2039	4,520,000	4,516,691
Atlantic Avenue Ltd. Series 2024-2A Class D†	8.425% (3 mo. USD Term SOFR + 4.75%	)#	4/20/2037	1,000,000	1,001,377
Atlantic Avenue Ltd. Series 2024-3A Class C†	5.875% (3 mo. USD Term SOFR + 2.20%	)#	1/20/2035	6,500,000	6,484,653
Atlas Senior Loan Fund XXIV Ltd. Series 2024-24A Class D1†	7.275% (3 mo. USD Term SOFR + 3.60%	)#	1/20/2038	1,450,000	1,454,554
Atlas Senior Loan Fund XXV Ltd. Series 2025-25A Class B†	5.525% (3 mo. USD Term SOFR + 1.85%	)#	7/20/2038	3,675,081	3,694,405
Atlas Senior Loan Fund XXV Ltd. Series 2025-25A Class SUB†	Zero coupon	#(b)	7/20/2038	3,430,000	1,710,990
Atlas Senior Loan Fund XXVII Ltd. Series 2026-27A Class D1†	7.01% (3 mo. USD Term SOFR + 3.35%	)#	1/22/2039	7,475,000	7,458,024
Bain Capital Credit CLO Ltd. Series 2019-2A Class AR3†	4.60% (3 mo. USD Term SOFR + 0.92%	)#	10/17/2032	17,499,215	17,497,798
Bain Capital Credit CLO Ltd. Series 2020-1A Class A1RR†	4.665% (3 mo. USD Term SOFR + 0.99%	)#	4/18/2033	8,371,612	8,370,817
Bain Capital Credit CLO Ltd. Series 2024-5A Class E†	9.822% (3 mo. USD Term SOFR + 6.15%	)#	10/21/2037	500,000	495,483
Balboa Bay Loan Funding Ltd. Series 2022-1A Class AR†	4.865% (3 mo. USD Term SOFR + 1.19%	)#	4/20/2037	19,400,000	19,396,935
Ballyrock CLO 20 Ltd. Series 2022-20A Class A1A3†	4.723% (3 mo. USD Term SOFR + 1.05%	)#	10/15/2036	3,900,000	3,894,322
Ballyrock CLO 21 Ltd. Series 2022-21A Class C1R†	6.825% (3 mo. USD Term SOFR + 3.15%	)#	10/20/2037	1,030,000	1,017,203

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Ballyrock CLO 22 Ltd. Series 2024-22A Class B†	6.023% (3 mo. USD Term SOFR + 2.35%	)#	4/15/2037	$2,000,000	$2,004,826
BAR Issuer LLC Series 2026-FL1 Class A†	5.261% (1 mo. USD Term SOFR + 1.60%	)#	8/20/2043	11,750,000	11,787,633
Barings CLO Ltd. Series 2021-3A Class AR†	4.805% (3 mo. USD Term SOFR + 1.13%	)#	1/18/2035	20,000,000	20,005,640
Barings CLO Ltd. Series 2023-1A Class A2R†	5.375% (3 mo. USD Term SOFR + 1.70%	)#	4/20/2038	1,000,000	1,002,498
Barrow Hanley CLO I Ltd. Series 2023-1A Class A2R†	5.215% (3 mo. USD Term SOFR + 1.54%	)#	1/20/2038	6,200,000	6,203,813
Barrow Hanley CLO I Ltd. Series 2023-1A Class D1R†	6.775% (3 mo. USD Term SOFR + 3.10%	)#	1/20/2038	3,500,000	3,504,725
Barrow Hanley CLO II Ltd. Series 2023-2A Class A1R†	4.985% (3 mo. USD Term SOFR + 1.31%	)#	3/31/2038	5,000,000	5,012,750
Barrow Hanley CLO II Ltd. Series 2023-2A Class D1RR†	6.725% (3 mo. USD Term SOFR + 3.05%	)#	3/31/2038	4,000,000	4,005,180
Barrow Hanley CLO III Ltd. Series 2024-3A Class D†	7.825% (3 mo. USD Term SOFR + 4.15%	)#	4/20/2037	2,050,000	2,053,124
Battalion CLO IX Ltd. Series 2015-9A Class BRR†	5.273% (3 mo. USD Term SOFR + 1.60%	)#	7/15/2031	13,280,000	13,293,971
Battalion CLO X Ltd. Series 2016-10A Class A1R3†	4.807% (3 mo. USD Term SOFR + 1.14%	)#	1/24/2035	17,901,676	17,915,103
Battalion CLO XXVIII Ltd. Series 2025-28A Class D1†	6.725% (3 mo. USD Term SOFR + 3.05%	)#	1/20/2038	5,000,000	5,020,040
Battery Park CLO II Ltd. Series 2022-1A Class CR†	6.025% (3 mo. USD Term SOFR + 2.35%	)#	10/20/2037	1,250,000	1,252,699
BDS LLC Series 2025-FL15 Class A†	5.061% (1 mo. USD Term SOFR + 1.40%	)#	3/19/2043	11,160,000	11,176,195
BDS LLC Series 2025-FL16 Class A†	5.061% (1 mo. USD Term SOFR + 1.40%	)#	6/19/2043	9,360,000	9,387,592
BDS LLC Series 2026-FL17 Class A†(c)	5.00% (1 mo. USD Term SOFR + 1.35%	)#	5/19/2043	2,820,000	2,827,050
Benefit Street Partners CLO 42 Ltd. Series 2025-42A Class A†	4.967% (3 mo. USD Term SOFR + 1.30%	)#	10/25/2038	8,000,000	8,018,064

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Benefit Street Partners CLO X Ltd. Series 2016-10A Class A1R3†	4.975% (3 mo. USD Term SOFR + 1.30%	)#	7/20/2038	$11,520,000	$11,549,134
Benefit Street Partners CLO XXVIII Ltd. Series 2022-28A Class AR†	5.025% (3 mo. USD Term SOFR + 1.35%	)#	10/20/2037	6,500,000	6,509,919
Benefit Street Partners CLO XXVIII Ltd. Series 2022-28A Class CR†	5.575% (3 mo. USD Term SOFR + 1.90%	)#	10/20/2037	1,500,000	1,503,029
Benefit Street Partners CLO XXXIX Ltd. Series 2025-39A Class SUB†	Zero coupon	#(b)	4/15/2038	4,000,000	2,659,732
Benefit Street Partners CLO XXXVII Ltd. Series 2024-37A Class A†	5.017% (3 mo. USD Term SOFR + 1.35%	)#	1/25/2038	2,000,000	2,003,748
Birch Grove CLO 13 Ltd. Series 2025-13A Class A1†	4.976% (3 mo. USD Term SOFR + 1.31%	)#	10/23/2038	10,000,000	10,021,240
Birch Grove CLO 14 Ltd. Series 2025-14A Class D2†	8.414% (3 mo. USD Term SOFR + 4.75%	)#	7/22/2037	3,550,000	3,561,143
Birch Grove CLO 14 Ltd. Series 2025-14A Class E†	10.314% (3 mo. USD Term SOFR + 6.65%	)#	7/22/2037	5,000,000	5,039,545
Birch Grove CLO 15 Ltd. Series 2025-15A Class A1†	4.964% (3 mo. USD Term SOFR + 1.25%	)#	1/23/2039	3,500,000	3,506,125
Birch Grove CLO 4 Ltd. Series 2022-4A Class A1R†	5.153% (3 mo. USD Term SOFR + 1.48%	)#	7/15/2037	160,000	160,191
Birch Grove CLO 4 Ltd. Series 2022-4A Class BR†	5.473% (3 mo. USD Term SOFR + 1.80%	)#	7/15/2037	1,760,000	1,761,640
Birch Grove CLO 5 Ltd. Series 2023-5A Class D1R†	7.025% (3 mo. USD Term SOFR + 3.35%	)#	10/20/2037	750,000	751,262
Birch Grove CLO 6 Ltd. Series 2023-6A Class A1R†	5.055% (3 mo. USD Term SOFR + 1.38%	)#	7/20/2037	10,000,000	10,059,830
Birch Grove CLO 8 Ltd. Series 2024-8A Class A1R†	4.965% (3 mo. USD Term SOFR + 1.29%	)#	4/20/2039	5,970,000	5,982,537
Black Diamond CLO Ltd. Series 2022-1A Class D1R†	6.967% (3 mo. USD Term SOFR + 3.30%	)#	4/25/2039	6,080,000	6,094,367

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Black Diamond CLO Ltd. Series 2024-1A Class B†	5.687% (3 mo. USD Term SOFR + 2.02%	)#	10/25/2037	$8,000,000	$8,013,800
Black Diamond CLO Ltd. Series 2025-1A Class B†	5.823% (3 mo. USD Term SOFR + 2.15%	)#	7/15/2038	7,000,000	7,030,975
Black Diamond CLO Ltd. Series 2025-1A Class C1†	6.073% (3 mo. USD Term SOFR + 2.40%	)#	7/15/2038	10,000,000	10,046,640
Black Diamond CLO Ltd. Series 2025-2A Class D1†	7.223% (3 mo. USD Term SOFR + 3.55%	)#	10/15/2038	3,000,000	3,006,276
Brant Point CLO Ltd. Series 2023-1A Class D1R†	7.167% (3 mo. USD Term SOFR + 3.50%	)#	7/26/2038	1,200,000	1,203,912
Brant Point CLO Ltd. Series 2023-1A Class ER†	10.767% (3 mo. USD Term SOFR + 7.10%	)#	7/26/2038	3,730,000	3,748,997
Brant Point CLO Ltd. Series 2023-2A Class D1R†	6.419% (3 mo. USD Term SOFR + 2.75%	)#	1/29/2039	7,950,000	7,949,157
Brant Point CLO Ltd. Series 2024-3A Class D1R†	6.28% (3 mo. USD Term SOFR + 2.65%	)#	1/20/2039	3,200,000	3,196,797
Brant Point CLO Ltd. Series 2024-3A Class ER†	10.46% (3 mo. USD Term SOFR + 6.83%	)#	1/20/2039	2,000,000	2,007,888
Brant Point CLO Ltd. Series 2024-4A Class C†	6.125% (3 mo. USD Term SOFR + 2.45%	)#	7/20/2037	1,300,000	1,303,886
Brant Point CLO Ltd. Series 2024-6A Class D1†	6.873% (3 mo. USD Term SOFR + 3.20%	)#	1/15/2038	5,000,000	5,006,935
Brant Point CLO Ltd. Series 2025-7A Class D1†	6.867% (3 mo. USD Term SOFR + 3.20%	)#	7/25/2038	6,000,000	6,012,744
Bridge Street CLO Ltd. Series 2025-1A Class E†	9.025% (3 mo. USD Term SOFR + 5.35%	)#	4/20/2038	2,730,000	2,683,724
Bryant Park Funding Ltd. Series 2023-20A Class BR†	5.573% (3 mo. USD Term SOFR + 1.90%	)#	4/15/2038	8,450,000	8,463,545
Bryant Park Funding Ltd. Series 2023-20A Class ER†	10.423% (3 mo. USD Term SOFR + 6.75%	)#	4/15/2038	3,750,000	3,766,163
Bryant Park Funding Ltd. Series 2024-22A Class E†	10.803% (3 mo. USD Term SOFR + 7.13%	)#	4/15/2037	2,500,000	2,506,563
Bryant Park Funding Ltd. Series 2024-23A Class D1†	7.503% (3 mo. USD Term SOFR + 3.85%	)#	5/15/2037	400,000	400,020
Bryant Park Funding Ltd. Series 2024-25A Class A2†	5.275% (3 mo. USD Term SOFR + 1.60%	)#	1/18/2038	3,000,000	3,001,551
Cajun Global LLC Series 2025-2A Class A2†	5.912%		11/20/2055	6,925,000	6,878,882

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Canyon CLO Ltd. Series 2021-4A Class CR†	5.473% (3 mo. USD Term SOFR + 1.80%	)#	10/15/2034	$7,000,000	$6,923,308
Canyon CLO Ltd. Series 2023-2A Class B†	5.723% (3 mo. USD Term SOFR + 2.05%	)#	5/15/2037	540,000	540,873
Captree Park CLO Ltd. Series 2024-1A Class C†	5.975% (3 mo. USD Term SOFR + 2.30%	)#	7/20/2037	3,450,000	3,458,039
Carlyle Global Market Strategies CLO Ltd. Series 2015-4A Class BR3†	5.125% (3 mo. USD Term SOFR + 1.45%	)#	7/20/2032	5,068,277	5,073,675
Carlyle Global Market Strategies CLO Ltd. Series 2015-5A Class A2R4†	4.875% (3 mo. USD Term SOFR + 1.20%	)#	1/20/2032	10,365,000	10,361,289
Carlyle U.S. CLO Ltd. Series 2019-3A Class ER3†	8.621% (3 mo. USD Term SOFR + 4.95%	)#	4/20/2039	2,650,000	2,596,046
Carlyle U.S. CLO Ltd. Series 2021-10A Class A2R†	5.245% (3 mo. USD Term SOFR + 1.57%	)#	1/20/2038	5,000,000	5,006,815
Carlyle U.S. CLO Ltd. Series 2021-1A Class A1BR†	5.273% (3 mo. USD Term SOFR + 1.60%	)#	1/15/2040	3,500,000	3,504,830
Carlyle U.S. CLO Ltd. Series 2021-9A Class AR†	4.785% (3 mo. USD Term SOFR + 1.11%	)#	10/20/2034	10,000,000	10,015,910
Carlyle U.S. CLO Ltd. Series 2022-3A Class A1R2†	4.835% (3 mo. USD Term SOFR + 1.16%	)#	4/20/2039	5,000,000	4,996,260
Carlyle U.S. CLO Ltd. Series 2023-1A Class BR†	5.375% (3 mo. USD Term SOFR + 1.70%	)#	7/20/2037	5,500,000	5,526,477
Carlyle U.S. CLO Ltd. Series 2023-2A Class BR†	5.425% (3 mo. USD Term SOFR + 1.75%	)#	7/20/2038	2,180,267	2,191,556
CarVal CLO III Ltd. Series 2019-2A Class CR2†	5.275% (3 mo. USD Term SOFR + 1.60%	)#	7/20/2032	6,000,000	5,985,252
Cathedral Lake VI Ltd. Series 2021-6A Class BR†	5.517% (3 mo. USD Term SOFR + 1.85%	)#	4/25/2034	6,000,000	6,006,474
CBAM Ltd. Series 2018-5A Class CR†	5.68% (3 mo. USD Term SOFR + 2.00%	)#	10/17/2038	7,000,000	7,037,443
CBAMR Ltd. Series 2018-8A Class DR†	7.673% (3 mo. USD Term SOFR + 4.00%	)#	7/15/2037	9,750,000	9,777,027
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	3,950,000	3,965,962
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	8,375,000	8,465,884

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
CIFC Funding Ltd. Series 2014-5A Class CR3†	5.83% (3 mo. USD Term SOFR + 2.15%	)#	7/17/2037	$1,000,000	$1,001,708
CIFC Funding Ltd. Series 2022-6A Class BR†	5.43% (3 mo. USD Term SOFR + 1.75%	)#	10/16/2038	2,000,000	2,008,662
CIFC Funding Ltd. Series 2024-3A Class A1†	5.152% (3 mo. USD Term SOFR + 1.48%)	#	7/21/2037	4,320,000	4,326,147
CIFC Funding Ltd. Series 2024-4A Class A†	5.03% (3 mo. USD Term SOFR + 1.35%	)#	10/16/2037	1,000,000	1,001,371
Clarus Capital Funding LLC Series 2026-1A Class D†	5.91%		11/20/2034	6,465,000	6,449,404
Columbia Cent CLO 33 Ltd. Series 2024-33A Class C1†	6.375% (3 mo. USD Term SOFR + 2.70%	)#	4/20/2037	2,000,000	2,006,536
Columbia Cent CLO 34 Ltd. Series 2024-34A Class D1N†	6.967% (3 mo. USD Term SOFR + 3.30%	)#	1/25/2038	3,000,000	3,005,265
CQS U.S. CLO 5 Ltd. Series 2025-5A Class D1†	6.961% (3 mo. USD Term SOFR + 3.15%	)#	1/17/2039	2,000,000	2,002,754
CQS U.S. CLO 6 Ltd. Series 2026-6A Class D1†	6.881% (3 mo. USD Term SOFR + 3.20%	)#	3/31/2039	1,750,000	1,754,200
CQS U.S. CLO Ltd. Series 2021-1A Class AR†	4.875% (3 mo. USD Term SOFR + 1.20%	)#	1/20/2035	4,500,000	4,501,697
CQS U.S. CLO Ltd. Series 2023-3A Class BR†	5.42% (3 mo. USD Term SOFR + 1.75%	)#	1/25/2037	13,950,000	13,957,449
CQS U.S. CLO Ltd. Series 2025-4A Class B†	5.575% (3 mo. USD Term SOFR + 1.90%	)#	7/20/2036	5,750,000	5,756,831
CQS U.S. CLO Ltd. Series 2025-4A Class D1†	7.175% (3 mo. USD Term SOFR + 3.50%	)#	7/20/2036	6,630,000	6,641,709
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	8,333,282	8,428,908
Crossroads Asset Trust Series 2025-A Class A2†	4.91%		2/20/2032	7,921,778	7,961,296
Crown City CLO I Series 2020-1A Class CRR†	5.775% (3 mo. USD Term SOFR + 2.10%	)#	7/20/2038	2,500,000	2,508,945
Crown City CLO I Series 2020-1A Class D1RR†	6.675% (3 mo. USD Term SOFR + 3.00%	)#	7/20/2038	4,000,000	3,984,020
Crown City CLO IV Series 2022-4A Class B1R†	6.475% (3 mo. USD Term SOFR + 2.80%	)#	4/20/2037	3,000,000	3,009,516
Crown City CLO V Series 2023-5A Class BR†	6.275% (3 mo. USD Term SOFR + 2.60%	)#	4/20/2037	2,000,000	2,005,124
Crown City CLO V Series 2023-5A Class C1AR†	7.775% (3 mo. USD Term SOFR + 4.10%	)#	4/20/2037	3,750,000	3,754,489
Crown City CLO VI Series 2024-6A Class D1†	7.173% (3 mo. USD Term SOFR + 3.50%	)#	7/15/2037	2,750,000	2,753,630

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Crown Point CLO 11 Ltd. Series 2021-11A Class ER†	9.83% (3 mo. USD Term SOFR + 6.15%	)#	2/28/2038	$5,000,000	$4,886,825
CTM CLO Ltd. Series 2025-1A Class A1†	5.173% (3 mo. USD Term SOFR + 1.50%	)#	7/15/2038	10,250,000	10,282,872
CTM CLO Ltd. Series 2025-1A Class C†	6.023% (3 mo. USD Term SOFR + 2.35%	)#	7/15/2038	13,080,000	13,146,577
CTM CLO Ltd. Series 2025-1A Class D1†	7.173% (3 mo. USD Term SOFR + 3.50%	)#	7/15/2038	2,000,000	2,010,010
DailyPay Securitization Trust Series 2025-1A Class A†	5.63%		6/26/2028	5,725,000	5,738,840
Danby Park CLO Ltd. Series 2022-1A Class B1R†	5.372% (3 mo. USD Term SOFR + 1.70%	)#	10/21/2037	1,250,000	1,251,865
Dewolf Park CLO Ltd. Series 2017-1A Class D1R2†	6.214% (3 mo. USD Term SOFR + 2.55%	)#	1/22/2039	9,590,000	9,608,988
Diameter Capital CLO 10 Ltd. Series 2025-10A Class B†	5.575% (3 mo. USD Term SOFR + 1.90%	)#	4/20/2038	3,500,000	3,507,098
Diameter Capital CLO 12 Ltd. Series 2025-12A Class A†	4.915% (3 mo. USD Term SOFR + 1.24%	)#	10/20/2038	8,650,000	8,656,358
Diameter Capital CLO 2 Ltd. Series 2021-2A Class A2R†	5.473% (3 mo. USD Term SOFR + 1.80%	)#	10/15/2037	2,000,000	2,006,072
Diameter Capital CLO 4 Ltd. Series 2022-4A Class ARR†	4.903% (3 mo. USD Term SOFR + 1.23%	)#	1/15/2039	15,360,000	15,368,294
Diameter Capital CLO 5 Ltd. Series 2023-5A Class A1R†	4.913% (3 mo. USD Term SOFR + 1.24%	)#	1/15/2039	11,720,000	11,740,510
Diameter Capital CLO 6 Ltd. Series 2024-6A Class A1R†	4.953% (3 mo. USD Term SOFR + 1.28%	)#	4/15/2039	10,000,000	10,027,500
Driven Brands Funding LLC Series 2025-1A Class A2†	5.296%		10/20/2055	6,557,050	5,935,097
Dryden 104 CLO Ltd. Series 2022-104A Class BR†	5.406% (3 mo. USD Term SOFR + 1.75%	)#	8/20/2034	2,000,000	2,001,922
Dryden 107 CLO Ltd. Series 2023-107A Class D1R†	6.553% (3 mo. USD Term SOFR + 2.90%	)#	8/15/2038	3,200,000	3,218,256
Dryden 115 CLO Ltd. Series 2024-115A Class B†	5.675% (3 mo. USD Term SOFR + 2.00%	)#	4/18/2037	5,090,000	5,098,852

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Dryden 53 CLO Ltd. Series 2017-53A Class BR†	4.973% (3 mo. USD Term SOFR + 1.30%	)#	1/15/2031		$2,070,000	$2,069,197
Dryden 75 CLO Ltd. Series 2019-75A Class CR2†	5.735% (3 mo. USD Term SOFR + 2.06%	)#	4/15/2034		2,250,000	2,241,086
Dryden 80 CLO Ltd. Series 2019-80A Class CRR†	5.53% (3 mo. USD Term SOFR + 1.85%	)#	1/17/2033		9,840,000	9,819,690
Dryden 83 CLO Ltd. Series 2020-83A Class B1R†	5.625% (3 mo. USD Term SOFR + 1.95%	)#	4/18/2037		3,355,000	3,360,522
Dryden 83 CLO Ltd. Series 2020-83A Class D1R†	7.375% (3 mo. USD Term SOFR + 3.70%	)#	4/18/2037		1,500,000	1,503,258
Dryden 87 CLO Ltd. Series 2021-87A Class A2R†	5.256% (3 mo. USD Term SOFR + 1.60%	)#	8/20/2038		6,250,000	6,263,394
Dryden 90 CLO Ltd. Series 2021-90A Class D1R†	6.653% (3 mo. USD Term SOFR + 3.00%	)#	11/15/2038		2,670,000	2,686,818
Eaton Vance CLO Ltd. Series 2019-1A Class AR2†	5.183% (3 mo. USD Term SOFR + 1.51%	)#	7/15/2037		2,500,000	2,503,323
Elara HGV Timeshare Issuer LLC Series 2025-A Class D†	6.91%		1/25/2040		3,095,179	3,077,456
Eldridge CLO Ltd. Series 2025-1A Class B†	5.325% (3 mo. USD Term SOFR + 1.65%	)#	10/20/2038		1,750,000	1,752,298
Eldridge CLO Ltd. Series 2025-2A Class A1†	4.935% (3 mo. USD Term SOFR + 1.28%	)#	1/20/2039		5,000,000	5,008,310
Elevation CLO Ltd. Series 2025-18A Class A1†	4.915% (3 mo. USD Term SOFR + 1.24%	)#	3/28/2038		5,800,000	5,803,445
Elevation CLO Ltd. Series 2025-18A Class A2†	5.175% (3 mo. USD Term SOFR + 1.50%	)#	3/28/2038		4,000,000	3,997,348
Empower CLO Ltd. Series 2023-1A Class D1R†	7.517% (3 mo. USD Term SOFR + 3.85%	)#	4/25/2038		4,000,000	4,027,536
Empower CLO Ltd. Series 2024-2A Class A1†	5.193% (3 mo. USD Term SOFR + 1.52%	)#	7/15/2037		1,000,000	1,001,328
Empower CLO Ltd. Series 2024-2A Class E†	9.723% (3 mo. USD Term SOFR + 6.05%	)#	7/15/2037		100,000	98,366
eStruxture Issuer LP Series 2025-1 Class A2†	5.894%		7/20/2055	CAD	17,700,000	12,950,299
Fortress Credit BSL X Ltd. Series 2021-1A Class CR†	5.725% (3 mo. USD Term SOFR + 2.05%	)#	4/20/2033		$7,000,000	6,986,308
FS Rialto Issuer LLC Series 2025-FL10 Class A†	5.046% (1 mo. USD Term SOFR + 1.39%	)#	8/19/2042		4,270,000	4,271,837
Galaxy 31 CLO Ltd. Series 2023-31A Class DR†	6.873% (3 mo. USD Term SOFR + 3.20%	)#	7/15/2038		4,000,000	3,983,888
Gallatin CLO X Ltd. Series 2023-1A Class C1R†	5.969% (3 mo. USD Term SOFR + 2.30%	)#	10/14/2036		3,000,000	3,002,571
Gallatin CLO X Ltd. Series 2023-1A Class D1R†	7.269% (3 mo. USD Term SOFR + 3.60%	)#	10/14/2036		4,500,000	4,512,744

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Garnet CLO Ltd. Series 2025-1A Class A†	5.175% (3 mo. USD Term SOFR + 1.50%	)#	7/20/2037	$10,000,000	$10,030,150
Garnet CLO Ltd. Series 2025-1A Class B†	5.575% (3 mo. USD Term SOFR + 1.90%	)#	7/20/2037	18,100,000	18,163,929
Generate CLO 22 Ltd. Series 2025-22A Class E†	9.175% (3 mo. USD Term SOFR + 5.50%	)#	7/20/2038	3,000,000	3,021,897
Generate CLO 6 Ltd. Series 6A Class AR2†	5.064% (3 mo. USD Term SOFR + 1.40%	)#	10/22/2037	1,000,000	1,001,543
Golub Capital Partners CLO 68B Ltd. Series 2023-68A Class A2R†	5.267% (3 mo. USD Term SOFR + 1.60%	)#	7/25/2038	2,000,000	2,003,650
Gracie Point International Funding LLC Series 2025-1A Class A†	5.154% (30 day USD SOFR Average + 1.50%	)#	8/15/2028	14,195,000	14,218,559
GreenSky Home Improvement Issuer Trust Series 2025-1A Class A3†	5.32%		3/25/2060	6,275,000	6,366,692
Greywolf CLO IV Ltd. Series 2019-1A Class A2R2†	5.48% (3 mo. USD Term SOFR + 1.80%	)#	4/17/2034	5,800,000	5,807,389
Greywolf CLO IV Ltd. Series 2019-1A Class B1R2†	5.88% (3 mo. USD Term SOFR + 2.20%	)#	4/17/2034	2,500,000	2,486,635
Halsey Point CLO I Ltd. Series 2019-1A Class CR†	6.025% (3 mo. USD Term SOFR + 2.35%	)#	10/20/2037	1,900,000	1,903,422
HalseyPoint CLO 3 Ltd. Series 2020-3A Class A1R†	5.143% (3 mo. USD Term SOFR + 1.48%	)#	7/30/2037	7,687,000	7,698,323
HalseyPoint CLO 7 Ltd. Series 2023-7A Class A1R†	5.125% (3 mo. USD Term SOFR + 1.45%	)#	7/20/2038	20,000,000	20,059,100
HalseyPoint CLO 7 Ltd. Series 2023-7A Class A2R†	5.375% (3 mo. USD Term SOFR + 1.70%	)#	7/20/2038	2,300,000	2,305,134
Harvest U.S. CLO Ltd. Series 2024-1A Class CR†	5.716% (3 mo. USD Term SOFR + 2.05%	)#	4/18/2037	4,530,000	4,534,027
Harvest U.S. CLO Ltd. Series 2025-2A Class D1†	7.13% (3 mo. USD Term SOFR + 3.45%	)#	7/17/2038	7,500,000	7,536,697
Hayfin U.S. XII Ltd. Series 2020-12A Class A1R†	4.905% (3 mo. USD Term SOFR + 1.23%	)#	1/20/2038	3,220,000	3,221,375
Hayfin U.S. XIV Ltd. Series 2021-14A Class A1R†	4.975% (3 mo. USD Term SOFR + 1.30%	)#	3/20/2038	3,800,000	3,805,958
Hayfin U.S. XV Ltd. Series 2024-15A Class D1†	7.93% (3 mo. USD Term SOFR + 4.26%	)#	4/28/2037	5,910,000	5,919,899

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
HPS Loan Management Ltd. Series 2021-16A Class BR†	5.316% (3 mo. USD Term SOFR + 1.65%	)#	1/23/2035	$5,900,000	$5,906,555
HPS Loan Management Ltd. Series 2024-19A Class E†	10.673% (3 mo. USD Term SOFR + 7.00%	)#	4/15/2037	3,110,000	3,110,156
ICG U.S. CLO I Ltd. Series 2023-1A Class D1R†	6.875% (3 mo. USD Term SOFR + 3.20%	)#	7/18/2038	3,000,000	3,007,953
ICG U.S. CLO I Ltd. Series 2023-1A Class ER†	10.675% (3 mo. USD Term SOFR + 7.00%	)#	7/18/2038	3,250,000	3,262,184
ICG U.S. CLO Ltd. Series 2014-1A Class A2A3†	5.175% (3 mo. USD Term SOFR + 1.50%	)#	10/20/2034	5,000,000	5,004,915
ICG U.S. CLO Ltd. Series 2024-1A Class A1†	5.273% (3 mo. USD Term SOFR + 1.60%	)#	4/15/2037	5,000,000	5,008,015
ICG U.S. CLO Ltd. Series 2024-R1A Class D1†	7.317% (3 mo. USD Term SOFR + 3.65%	)#	1/25/2038	2,250,000	2,258,888
ICG U.S. CLO Ltd. Series 2025-1A Class D1†	6.817% (3 mo. USD Term SOFR + 3.15%	)#	7/25/2038	8,250,000	8,275,880
ICG U.S. CLO Ltd. Series 2025-2A Class D1†	6.775% (3 mo. USD Term SOFR + 3.10%	)#	1/18/2039	5,300,000	5,308,088
Invesco CLO Ltd. Series 2022-3A Class A1R†	5.034% (3 mo. USD Term SOFR + 1.37%	)#	10/22/2037	1,750,000	1,754,856
Invesco U.S. CLO Ltd. Series 2024-2A Class D†	7.273% (3 mo. USD Term SOFR + 3.60%	)#	7/15/2037	3,750,000	3,763,335
Invesco U.S. CLO Ltd. Series 2024-3A Class D†	7.225% (3 mo. USD Term SOFR + 3.55%	)#	7/20/2037	3,400,000	3,412,872
Island Finance Trust Series 2025-1A Class A†	6.54%		3/19/2035	13,649,000	13,745,890
Jamestown CLO XIV Ltd. Series 2019-14A Class BRR†	5.425% (3 mo. USD Term SOFR + 1.75%	)#	10/20/2034	7,770,000	7,667,459
Katayma CLO I Ltd. Series 2023-1A Class AR†	4.945% (3 mo. USD Term SOFR + 1.27%	)#	1/20/2039	17,000,000	17,034,357
Kennedy Lewis CLO 13 Ltd. Series 2023-13A Class A1R†	4.815% (3 mo. USD Term SOFR + 1.14%	)#	1/20/2038	14,950,000	14,940,208
Kennedy Lewis CLO 14 Ltd. Series 2024-14A Class AR†(c)	–	(d)	4/22/2037	19,850,000	19,855,062
Kennedy Lewis CLO 2 Ltd. Series 2A Class CR2†	5.966% (3 mo. USD Term SOFR + 2.30%	)#	10/22/2037	5,250,000	5,261,665
Kennedy Lewis CLO 22 Ltd. Series 2025-22A Class C†	5.625% (3 mo. USD Term SOFR + 1.95%	)#	7/20/2038	1,319,527	1,325,574
Kennedy Lewis CLO 4 Ltd. Series 4A Class CRR†	5.875% (3 mo. USD Term SOFR + 2.20%	)#	7/20/2037	4,250,000	4,257,506
KKR CLO 18 Ltd. Series 18 Class BR2†	5.225% (3 mo. USD Term SOFR + 1.55%	)#	10/18/2035	10,000,000	10,011,010

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
KKR CLO 23 Ltd. Series 23 Class CR†	5.575% (3 mo. USD Term SOFR + 1.90%	)#	10/20/2031	$1,250,000	$1,251,268
KKR CLO 28 Ltd. Series 28A Class AR2†	4.80% (3 mo. USD Term SOFR + 1.12%	)#	2/9/2035	7,340,000	7,343,531
KKR CLO 29 Ltd. Series 29A Class CR†	6.173% (3 mo. USD Term SOFR + 2.50%	)#	7/15/2037	1,000,000	1,002,365
KKR CLO 32 Ltd. Series 32A Class CR†	6.173% (3 mo. USD Term SOFR + 2.50%	)#	4/15/2037	2,140,000	2,145,160
KKR CLO 34 Ltd. Series 34A Class AR†	4.773% (3 mo. USD Term SOFR + 1.10%	)#	7/15/2034	1,250,000	1,250,938
KKR CLO 36 Ltd. Series 36A Class BR†	5.423% (3 mo. USD Term SOFR + 1.75%	)#	10/15/2034	1,250,000	1,251,996
KKR CLO 36 Ltd. Series 36A Class CR†	5.623% (3 mo. USD Term SOFR + 1.95%	)#	10/15/2034	9,120,000	9,082,024
KKR CLO 42 Ltd. Series 42A Class CR†	5.575% (3 mo. USD Term SOFR + 1.90%	)#	7/20/2034	6,100,000	6,078,302
KKR CLO 51 Ltd. Series 2024-51A Class B†	5.525% (3 mo. USD Term SOFR + 1.85%	)#	10/20/2037	4,300,000	4,315,351
KKR CLO 54 Ltd. Series 2024-54A Class A†	4.993% (3 mo. USD Term SOFR + 1.32%	)#	1/15/2038	4,000,000	4,009,252
KKR CLO 61 Ltd. Series 2025-61A Class A2†	5.493% (3 mo. USD Term SOFR + 1.82%	)#	7/15/2037	5,000,000	5,007,310
KKR CLO 61 Ltd. Series 2025-61A Class B†	5.623% (3 mo. USD Term SOFR + 1.95%	)#	7/15/2037	12,480,000	12,500,205
KKR CLO 61 Ltd. Series 2025-61A Class D1†	7.523% (3 mo. USD Term SOFR + 3.85%	)#	7/15/2037	2,980,000	2,989,086
KKR CLO 63 Ltd. Series 2026-63A Class A1†	4.86% (3 mo. USD Term SOFR + 1.18%	)#	4/20/2039	10,000,000	10,003,890
Lendmark Funding Trust Series 2025-1A Class E†	8.91%		9/20/2034	5,000,000	5,139,790
Lendmark Funding Trust Series 2026-1A Class D†(c)	5.90%		11/20/2035	7,850,000	7,861,959
Madison Park Funding LXXIII Ltd. Series 2025-73A Class C†	5.58% (3 mo. USD Term SOFR + 1.90%	)#	10/17/2038	8,750,000	8,782,524
Magnetite XXXI Ltd. Series 2021-31A Class A1R†	4.673% (3 mo. USD Term SOFR + 1.00%	)#	7/15/2034	6,475,000	6,467,230
Man U.S. CLO Ltd. Series 2024-1A Class D1†	7.625% (3 mo. USD Term SOFR + 3.95%	)#	7/20/2037	1,500,000	1,505,175
Man U.S. CLO Ltd. Series 2024-1A Class E†	10.755% (3 mo. USD Term SOFR + 7.08%	)#	7/20/2037	2,520,000	2,528,225
Marble Point CLO XV Ltd. Series 2019-1A Class BR2†	5.266% (3 mo. USD Term SOFR + 1.60%	)#	7/23/2032	6,390,000	6,396,313
Marble Point CLO XXII Ltd. Series 2021-2A Class BR†	5.367% (3 mo. USD Term SOFR + 1.70%	)#	7/25/2034	4,800,000	4,802,606

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Marble Point CLO XXIV Ltd. Series 2022-1A Class A1R†	4.765% (3 mo. USD Term SOFR + 1.09%	)#	4/20/2035	$12,990,000	$12,983,505
Mariner Finance Issuance Trust Series 2024-AA Class E†	9.02%		9/22/2036	7,784,000	7,963,435
Mariner Finance Issuance Trust Series 2025-AA Class E†	8.64%		5/20/2038	5,750,000	5,894,019
Mariner Finance Issuance Trust Series 2025-BA Class D†	5.84%		11/22/2038	9,000,000	8,988,726
Mariner Finance Issuance Trust Series 2025-BA Class E†	7.51%		11/22/2038	10,114,000	10,072,416
Market Street CLO Ltd. II Series 2025-2A Class D1†	6.925% (3 mo. USD Term SOFR + 3.25%	)#	3/20/2038	3,750,000	3,759,210
Menlo CLO I Ltd. Series 2024-1A Class A1†	5.095% (3 mo. USD Term SOFR + 1.42%	)#	1/20/2038	13,750,000	13,775,589
MidOcean Credit CLO XV Ltd. Series 2024-15A Class B†	5.622% (3 mo. USD Term SOFR + 1.95%	)#	7/21/2037	1,000,000	1,001,194
MidOcean Credit CLO XV Ltd. Series 2024-15A Class E†	9.922% (3 mo. USD Term SOFR + 6.25%	)#	7/21/2037	2,750,000	2,757,329
Morgan Stanley Eaton Vance CLO Ltd. Series 2023-19A Class A2R†	5.323% (3 mo. USD Term SOFR + 1.65%	)#	7/15/2038	1,500,000	1,502,792
Mountain View CLO XVI Ltd. Series 2022-1A Class D1RR†	7.363% (3 mo. USD Term SOFR + 3.69%	)#	3/15/2038	2,450,000	2,461,089
Mountain View CLO XVIII Ltd. Series 2024-1A Class D1†	7.33% (3 mo. USD Term SOFR + 3.65%	)#	10/16/2037	5,400,000	5,418,905
Navesink CLO 1 Ltd. Series 2023-1A Class A1R†	5.347% (3 mo. USD Term SOFR + 1.68%	)#	7/25/2033	4,000,000	4,003,304
Navesink CLO 2 Ltd. Series 2024-2A Class A1R†	4.863% (3 mo. USD Term SOFR + 1.19%	)#	1/15/2036	8,700,000	8,691,674
Navesink CLO 2 Ltd. Series 2024-2A Class D1R†	7.323% (3 mo. USD Term SOFR + 3.65%	)#	1/15/2036	5,450,000	5,478,002
Navesink CLO 3 Ltd. Series 2025-3A Class A1†	5.153% (3 mo. USD Term SOFR + 1.48%	)#	7/15/2037	5,630,000	5,635,928
Navesink CLO 3 Ltd. Series 2025-3A Class C1†	5.973% (3 mo. USD Term SOFR + 2.30%	)#	7/15/2037	5,400,000	5,404,379
Navesink CLO 5 Ltd. Series 2026-5A Class D1†	6.757% (3 mo. USD Term SOFR + 3.05%	)#	3/31/2039	4,250,000	4,258,479
Neuberger Berman CLO 32R Ltd. Series 2019- 32RA Class A†	4.985% (3 mo. USD Term SOFR + 1.31%	)#	7/20/2039	26,000,000	26,058,084
Neuberger Berman Loan Advisers CLO 50 Ltd. Series 2022-50A Class AR2†	4.706% (3 mo. USD Term SOFR + 1.04%	)#	7/23/2036	4,750,000	4,741,602

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Neuberger Berman Loan Advisers CLO 55 Ltd. Series 2024-55A Class A2†	5.364% (3 mo. USD Term SOFR + 1.70%	)#	4/22/2038	$14,000,000	$14,018,662
NGC CLO 2 Ltd. Series 2025-2A Class C1†	5.875% (3 mo. USD Term SOFR + 2.20%	)#	4/20/2038	7,000,000	7,022,575
NGC CLO 2 Ltd. Series 2025-2A Class D1†	7.225% (3 mo. USD Term SOFR + 3.55%	)#	4/20/2038	5,700,000	5,682,136
NGC Ltd. Series 2024-1A Class D1†	7.875% (3 mo. USD Term SOFR + 4.20%	)#	7/20/2037	8,000,000	8,032,072
Oaktree CLO Ltd. Series 2021-2A Class D2R†	7.173% (3 mo. USD Term SOFR + 3.50%	)#	1/15/2035	2,000,000	1,955,668
Oaktree CLO Ltd. Series 2022-3A Class ER†	10.173% (3 mo. USD Term SOFR + 6.50%	)#	10/15/2037	2,500,000	2,507,915
Obra CLO 4 Ltd. Series 2026-4A Class D†(c)	–	(d)	7/20/2039	4,000,000	4,004,832
Ocean Trails CLO XIV Ltd. Series 2023-14A Class CR†	5.675% (3 mo. USD Term SOFR + 2.00%	)#	1/20/2038	4,900,000	4,902,876
Ocean Trails CLO XV Ltd. Series 2024-15A Class D1R†	6.923% (3 mo. USD Term SOFR + 3.25%	)#	1/15/2039	3,925,000	3,916,565
Ocean Trails CLO XV Ltd. Series 2024-15A Class D2R†	8.073% (3 mo. USD Term SOFR + 4.40%	)#	1/15/2039	1,000,000	995,917
Ocean Trails CLO XVII Ltd. Series 2025-17A Class D1†	6.775% (3 mo. USD Term SOFR + 3.10%	)#	3/20/2038	3,050,000	3,060,965
OCP CLO Ltd. Series 2019-17A Class BR2†	5.425% (3 mo. USD Term SOFR + 1.75%	)#	7/20/2037	1,750,000	1,752,247
OCP CLO Ltd. Series 2024-32A Class E†	10.426% (3 mo. USD Term SOFR + 6.76%	)#	4/23/2037	2,500,000	2,508,723
OCP CLO Ltd. Series 2024-33A Class A2†	5.375% (3 mo. USD Term SOFR + 1.70%	)#	7/20/2037	12,000,000	12,015,252
OFSI BSL CLO XIII Ltd. Series 2024-13A Class D1†	8.175% (3 mo. USD Term SOFR + 4.50%	)#	4/20/2037	5,000,000	5,017,200
OFSI BSL XIV CLO Ltd. Series 2024-14A Class D1†	7.518% (3 mo. USD Term SOFR + 3.85%	)#	7/20/2037	3,750,000	3,755,025
OFSI BSL XV CLO Ltd. Series 2025-15A Class D1†	7.425% (3 mo. USD Term SOFR + 3.75%	)#	3/31/2038	10,000,000	10,047,300
OHA Credit Funding 18 Ltd. Series 2024-18A Class A1†	5.175% (3 mo. USD Term SOFR + 1.50%	)#	4/20/2037	10,300,000	10,316,027
OHA Credit Funding 18 Ltd. Series 2024-18A Class D1†	7.125% (3 mo. USD Term SOFR + 3.45%	)#	4/20/2037	1,760,000	1,763,604

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
OHA Credit Partners XVII Ltd. Series 2024-17A Class A†	4.995% (3 mo. USD Term SOFR + 1.32%	)#	1/18/2038	$3,423,000	$3,428,111
OneMain Financial Issuance Trust Series 2022-S1 Class C†	4.56%		5/14/2035	5,765,000	5,753,396
OneMain Financial Issuance Trust Series 2023-1A Class A†	5.50%		6/14/2038	8,383,000	8,557,854
Orion CLO Ltd. Series 2026-7A Class A1†	4.906% (3 mo. USD Term SOFR + 1.15%	)#	4/20/2039	10,000,000	9,972,560
Orion CLO Ltd. Series 2026-7A Class D1†	6.506% (3 mo. USD Term SOFR + 2.75%	)#	4/20/2039	2,600,000	2,606,864
Orion CLO Ltd. Series 2026-7A Class E†	9.006% (3 mo. USD Term SOFR + 5.25%	)#	4/20/2039	2,000,000	2,013,774
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	5,380,617	5,410,850
OWN Equipment Fund I LLC Series 2024-2M Class B†	6.43%		12/20/2032	1,516,735	1,525,027
Pagaya AI Debt Trust Series 2025-REV1 Class A†	5.011%		8/15/2035	15,025,000	14,939,580
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034	6,950,000	6,973,883
Palmer Square CLO Ltd. Series 2018-2A Class BR†	6.18% (3 mo. USD Term SOFR + 2.50%	)#	4/16/2037	5,000,000	5,009,115
Palmer Square CLO Ltd. Series 2021-2A Class AR2†	5.173% (3 mo. USD Term SOFR + 1.50%	)#	2/15/2038	2,400,000	2,403,094
Palmer Square CLO Ltd. Series 2022-5A Class A1R†	5.025% (3 mo. USD Term SOFR + 1.35%	)#	10/20/2037	1,500,000	1,502,078
Parallel Ltd. Series 2023-1A Class A1R†	5.065% (3 mo. USD Term SOFR + 1.39%	)#	7/20/2036	5,720,000	5,727,762
Park Blue CLO Ltd. Series 2022-1A Class A1R†	5.095% (3 mo. USD Term SOFR + 1.42%	)#	10/20/2037	9,050,000	9,080,127
Park Blue CLO Ltd. Series 2023-3A Class A1R†	5.155% (3 mo. USD Term SOFR + 1.48%	)#	4/20/2037	4,000,000	4,010,968
Park Blue CLO Ltd. Series 2023-3A Class D1R†	7.175% (3 mo. USD Term SOFR + 3.50%	)#	4/20/2038	12,250,000	12,242,405
Pikes Peak CLO 16 Ltd. Series 2024-16A Class A1†	5.127% (3 mo. USD Term SOFR + 1.46%	)#	7/25/2037	1,900,000	1,902,320
Pikes Peak CLO 3 Series 2019-3A Class ARR†	5.128% (3 mo. USD Term SOFR + 1.46%	)#	10/25/2034	1,900,000	1,902,257

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
POLUS U.S. CLO I Ltd. Series 2024-1A Class C†	6.075% (3 mo. USD Term SOFR + 2.40%	)#	10/20/2037	$2,800,000	$2,807,448
Polus U.S. CLO II Ltd. Series 2024-1A Class E†	11.015% (3 mo. USD Term SOFR + 7.34%	)#	10/20/2037	2,000,000	2,002,056
Post CLO Ltd. Series 2018-1A Class ER†	11.36% (3 mo. USD Term SOFR + 7.68%	)#	10/16/2037	1,000,000	1,003,182
Post CLO Ltd. Series 2021-1A Class BR†	5.273% (3 mo. USD Term SOFR + 1.60%	)#	10/15/2034	10,000,000	10,008,430
Post CLO Ltd. Series 2022-1A Class AR†	4.775% (3 mo. USD Term SOFR + 1.10%	)#	4/20/2035	6,240,000	6,239,969
Post CLO Ltd. Series 2024-1A Class B†	5.775% (3 mo. USD Term SOFR + 2.10%	)#	4/20/2037	5,000,000	5,010,180
Post CLO Ltd. Series 2024-1A Class C†	6.175% (3 mo. USD Term SOFR + 2.50%	)#	4/20/2037	5,000,000	5,015,415
Post CLO VI Ltd. Series 2024-2A Class C†	5.775% (3 mo. USD Term SOFR + 2.10%	)#	1/20/2038	1,000,000	1,003,305
Post Road Equipment Finance LLC Series 2025-1A Class E†	7.08%		5/17/2032	5,350,000	5,387,184
Post Road Equipment Finance LLC Series 2026-1A Class D†	5.51%		10/17/2033	5,125,000	5,131,415
Post Road Equipment Finance LLC Series 2026-1A Class E†	7.70%		1/17/2034	4,425,000	4,508,405
PPM CLO 3 Ltd. Series 2019-3A Class A1R2†	4.80% (3 mo. USD Term SOFR + 1.12%	)#	7/17/2034	1,400,000	1,400,675
Rad CLO 16 Ltd. Series 2022-16A Class A1R†	5.223% (3 mo. USD Term SOFR + 1.55%	)#	7/15/2037	5,000,000	5,008,020
Rad CLO 6 Ltd. Series 2019-6A Class A1R†	5.065% (3 mo. USD Term SOFR + 1.39%	)#	10/20/2037	2,630,000	2,634,019
Reach ABS Trust Series 2025-1A Class A†	4.96%		8/16/2032	365,065	365,720
Recette CLO Ltd. Series 2015-1A Class AR3†	4.705% (3 mo. USD Term SOFR + 1.03%	)#	4/20/2034	5,000,000	5,000,855
Regatta 32 Funding Ltd. Series 2025-4A Class A1†	5.007% (3 mo. USD Term SOFR + 1.34%	)#	7/25/2038	5,000,000	5,018,350
Regatta XXI Funding Ltd. Series 2021-3A Class BR†	5.423% (3 mo. USD Term SOFR + 1.75%	)#	10/15/2037	1,500,000	1,506,324
Republic Finance Issuance Trust Series 2024-A Class D†	9.49%		8/20/2032	6,200,000	6,257,840
Republic Finance Issuance Trust Series 2024-B Class C†	6.60%		11/20/2037	2,000,000	2,026,522

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Republic Finance Issuance Trust Series 2024-B Class D†	8.83%		11/20/2037	$10,115,000	$10,349,053
Republic Finance Issuance Trust Series 2025-A Class B†	4.97%		11/20/2034	8,500,000	8,481,853
Republic Finance Issuance Trust Series 2026-A Class D†	6.16%		6/20/2039	4,000,000	4,018,624
Riserva CLO Ltd. Series 2016-3A Class AR3†	4.725% (3 mo. USD Term SOFR + 1.05%	)#	1/18/2034	1,189,863	1,190,879
Rockford Tower CLO Ltd. Series 2021-3A Class CBR†	5.873% (3 mo. USD Term SOFR + 2.20%	)#	1/15/2038	2,250,000	2,257,616
Romark CLO - IV Ltd. Series 2021-4A Class A1R†	4.819% (3 mo. USD Term SOFR + 1.14%	)#	7/10/2034	5,100,000	5,101,525
Rowe CLO Ltd. Series 2026-1A Class A2†	5.131% (3 mo. USD Term SOFR + 1.45%	)#	4/20/2039	3,000,000	3,001,116
Rowe CLO Ltd. Series 2026-1A Class C†	5.581% (3 mo. USD Term SOFR + 1.90%	)#	4/20/2039	3,000,000	3,014,409
RR 34 Ltd. Series 2024-34RA Class DR†	9.173% (3 mo. USD Term SOFR + 5.50%	)#	10/15/2039	1,000,000	1,003,813
RR 44 Ltd. Series 2026-44A Class A1A†	4.842% (3 mo. USD Term SOFR + 1.17%	)#	4/15/2041	2,000,000	2,002,848
RR 5 Ltd. Series 2018-5A Class A1R†	5.173% (3 mo. USD Term SOFR + 1.50%	)#	7/15/2039	1,000,000	1,001,421
Sagard-Halseypoint CLO 8 Ltd. Series 2024-8A Class D2†	7.663% (3 mo. USD Term SOFR + 4.00%	)#	1/30/2038	5,625,000	5,477,310
Sagard-Halseypoint CLO 9 Ltd. Series 2025-9A Class B†	5.575% (3 mo. USD Term SOFR + 1.90%	)#	4/20/2038	3,000,000	3,013,446
Sagard-Halseypoint CLO 9 Ltd. Series 2025-9A Class C1†	5.825% (3 mo. USD Term SOFR + 2.15%	)#	4/20/2038	1,000,000	1,003,352
Sandstone Peak II Ltd. Series 2023-1A Class A1R†	5.085% (3 mo. USD Term SOFR + 1.41%	)#	7/20/2038	10,000,000	10,025,250
Sandstone Peak II Ltd. Series 2023-1A Class D1R†	6.975% (3 mo. USD Term SOFR + 3.30%	)#	7/20/2038	5,000,000	4,976,940
Sandstone Peak III Ltd. Series 2024-1A Class A1†	5.297% (3 mo. USD Term SOFR + 1.63%	)#	4/25/2037	3,500,000	3,500,175

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Sandstone Peak III Ltd. Series 2024-1A Class A1R†(c)	–	(d)	4/25/2037	$4,900,000	$4,901,249
Sandstone Peak III Ltd. Series 2024-1A Class D1†	7.517% (3 mo. USD Term SOFR + 3.85%	)#	4/25/2037	1,780,000	1,780,089
Sandstone Peak III Ltd. Series 2024-1A Class D1R†(c)	–	(d)	4/25/2037	5,400,000	5,410,611
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class BR†	5.675% (3 mo. USD Term SOFR + 2.00%	)#	10/20/2037	3,000,000	3,004,236
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class CR†	6.075% (3 mo. USD Term SOFR + 2.40%	)#	10/20/2037	5,750,000	5,750,707
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class D1R†	7.325% (3 mo. USD Term SOFR + 3.65%	)#	10/20/2037	2,750,000	2,707,829
SCF Equipment Trust LLC Series 2025-1A Class E†	6.75%		11/20/2035	3,200,000	3,313,572
Sculptor CLO XXXVI Ltd. Series 36A Class C†	5.566% (3 mo. USD Term SOFR + 1.90%	)#	1/30/2039	1,200,000	1,203,144
SEB Funding LLC Series 2026-1A Class A2†	6.665%		1/30/2056	7,605,937	7,560,705
Shackleton CLO Ltd. Series 2019-14A Class A1RR†	4.875% (3 mo. USD Term SOFR + 1.20%	)#	7/20/2034	2,800,000	2,800,344
Sierra Timeshare Receivables Funding LLC Series 2024-3A Class D†	6.93%		8/20/2041	1,445,071	1,451,440
Signal Peak CLO 5 Ltd. Series 2018-5A Class A1R†	5.217% (3 mo. USD Term SOFR + 1.55%	)#	4/25/2037	4,600,000	4,607,829
Signal Peak CLO 7 Ltd. Series 2019-1A Class CR†	5.825% (3 mo. USD Term SOFR + 2.15%	)#	10/20/2037	3,500,000	3,508,071
Silver Point CLO 10 Ltd. Series 2025-10A Class A1†	5.123% (3 mo. USD Term SOFR + 1.45%	)#	7/15/2038	5,135,000	5,149,666
Silver Point CLO 10 Ltd. Series 2025-10A Class B†	5.473% (3 mo. USD Term SOFR + 1.80%	)#	7/15/2038	4,500,000	4,512,685
Silver Point CLO 6 Ltd. Series 2024-6A Class E†	9.973% (3 mo. USD Term SOFR + 6.30%	)#	10/15/2037	3,550,000	3,255,929
Silver Point CLO 9 Ltd. Series 2025-9A Class A1†	5.193% (3 mo. USD Term SOFR + 1.52%	)#	3/31/2038	11,500,000	11,539,019

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Sixth Street CLO VIII Ltd. Series 2017-8A Class BR2†	5.475% (3 mo. USD Term SOFR + 1.80%	)#	10/20/2034	$2,380,950	$2,382,793
Sixth Street CLO XV Ltd. Series 2020-15A Class AR†	5.037% (3 mo. USD Term SOFR + 1.37%	)#	10/24/2037	1,500,000	1,502,133
Sixth Street CLO XXI Ltd. Series 2022-21A Class AR†	5.042% (3 mo. USD Term SOFR + 1.37%	)#	10/21/2037	1,500,000	1,502,195
Sona U.S. CLO 1 Ltd. Series 2026-1A Class B†(c)	–	(d)	4/25/2039	6,740,000	6,743,727
Sotheby’s Artfi Master Trust Series 2026-1A Class A2†	4.921% (3 mo. USD Term SOFR + 1.25%	)#	6/20/2033	22,775,000	22,813,344
Steele Creek CLO Ltd. Series 2022-1A Class C2R†	6.673% (3 mo. USD Term SOFR + 3.00%	)#	4/15/2038	11,000,000	11,102,058
Stream Innovations Issuer Trust Series 2024-2A Class A†	5.21%		2/15/2045	4,022,841	4,043,205
Stream Innovations Issuer Trust Series 2025-1A Class A†	5.05%		9/15/2045	4,282,238	4,290,121
Stream Innovations Issuer Trust Series 2026-1A Class A†	4.78%		8/15/2046	5,641,704	5,589,422
Sunbit Asset Securitization Trust Series 2025-1 Class A†	5.36%		7/15/2030	13,900,000	13,912,324
Sycamore Tree CLO Ltd. Series 2021-1A Class AR†	5.065% (3 mo. USD Term SOFR + 1.39%	)#	1/20/2038	5,550,000	5,570,230
Sycamore Tree CLO Ltd. Series 2023-3A Class BR†	5.825% (3 mo. USD Term SOFR + 2.15%	)#	4/20/2037	7,410,000	7,423,679
Sycamore Tree CLO Ltd. Series 2025-7A Class E†	9.175% (3 mo. USD Term SOFR + 5.50%	)#	8/28/2038	2,500,000	2,488,708
Symetra CLO Ltd. Series 2025-1A Class A1†	4.965% (3 mo. USD Term SOFR + 1.29%	)#	4/20/2038	8,765,000	8,774,387
Thayer Park CLO Ltd. Series 2017-1A Class A1RR†	4.675% (3 mo. USD Term SOFR + 1.00%	)#	4/20/2034	10,000,000	9,998,450
Tikehau U.S. CLO III Ltd. Series 2022-2A Class C1R†	6.875% (3 mo. USD Term SOFR + 3.20%	)#	1/20/2036	5,450,000	5,456,507

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Tikehau U.S. CLO IV Ltd. Series 2023-1A Class C1R†	5.973% (3 mo. USD Term SOFR + 2.30%	)#	3/15/2038	$7,750,000	$7,788,750
Tikehau U.S. CLO VII Ltd. Series 2025-1A Class C†	5.667% (3 mo. USD Term SOFR + 2.00%	)#	2/25/2038	4,750,000	4,763,024
Tikehau U.S. CLO VIII Ltd. Series 2026-1A Class A1†(c)	4.936% (3 mo. USD Term SOFR + 1.26%	)#	4/23/2039	12,600,000	12,616,178
Tikehau U.S. CLO VIII Ltd. Series 2026-1A Class C1†(c)	6.126% (3 mo. USD Term SOFR + 2.45%	)#	4/23/2039	270,000	270,045
TPG CLO Ltd. Series 2025-1A Class D1†	7.023% (3 mo. USD Term SOFR + 3.35%	)#	7/15/2038	5,550,000	5,560,734
Trestles CLO II Ltd. Series 2018-2A Class B2R†	5.817% (3 mo. USD Term SOFR + 2.15%	)#	7/25/2037	2,000,000	2,003,312
Trestles CLO V Ltd. Series 2021-5A Class CR†	5.925% (3 mo. USD Term SOFR + 2.25%	)#	10/20/2034	9,250,000	9,248,733
Trinitas CLO XIV Ltd. Series 2020-14A Class CR2†	5.767% (3 mo. USD Term SOFR + 2.10%	)#	1/25/2034	1,700,000	1,701,676
Trinitas CLO XVI Ltd. Series 2021-16A Class B1R†	5.375% (3 mo. USD Term SOFR + 1.70%	)#	7/20/2034	4,500,000	4,502,596
Trinitas CLO XX Ltd. Series 2022-20A Class A1R†	4.715% (3 mo. USD Term SOFR + 1.04%	)#	7/20/2035	2,050,000	2,050,533
Trinitas CLO XXIV Ltd. Series 2024-24A Class C†	6.417% (3 mo. USD Term SOFR + 2.75%	)#	4/25/2037	9,450,000	9,482,621
Trinitas CLO XXIX Ltd. Series 2024-29A Class A1†	5.156% (3 mo. USD Term SOFR + 1.49%	)#	7/23/2037	3,240,000	3,244,196
Trinitas CLO XXIX Ltd. Series 2024-29A Class C†	6.016% (3 mo. USD Term SOFR + 2.35%	)#	7/23/2037	4,530,000	4,539,182
Trinitas CLO XXVI Ltd. Series 2023-26A Class C1R†	6.075% (3 mo. USD Term SOFR + 2.40%	)#	7/20/2038	12,750,000	12,806,393
Trinitas CLO XXVI Ltd. Series 2023-26A Class DR†	7.375% (3 mo. USD Term SOFR + 3.70%	)#	7/20/2038	1,750,000	1,753,411

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Trinitas CLO XXVI Ltd. Series 2023-26A Class ER†	10.425% (3 mo. USD Term SOFR + 6.75%	)#	7/20/2038	$2,500,000	$2,509,350
Trinitas CLO XXXIV Ltd. Series 2025-34A Class D1†	7.664% (3 mo. USD Term SOFR + 4.00%	)#	4/22/2038	250,000	251,958
Verdant Receivables LLC Series 2025-1A Class D†	6.49%		5/12/2033	2,750,000	2,812,695
VFI ABS LLC Series 2025-1A Class A†	4.78%		6/24/2030	6,198,745	6,214,292
Vibrant CLO IX-R Ltd. Series 2018-9RA Class C1†	5.495% (3 mo. USD Term SOFR + 1.82%	)#	4/20/2037	1,353,000	1,336,878
Vibrant CLO XII Ltd. Series 2021-12A Class A1A2†	4.825% (3 mo. USD Term SOFR + 1.15%	)#	4/20/2034	1,000,000	1,000,431
Vibrant CLO XR Ltd. Series 2018-10RA Class C1†	8.675% (3 mo. USD Term SOFR + 5.00%	)#	4/20/2036	2,920,000	2,939,199
Vibrant CLO XVI Ltd. Series 2023-16A Class C1R†	7.273% (3 mo. USD Term SOFR + 3.60%	)#	7/15/2036	5,250,000	5,259,796
Voya CLO Ltd. Series 2015-3A Class A3R4†	5.125% (3 mo. USD Term SOFR + 1.45%	)#	10/20/2031	4,055,000	4,058,990
Voya CLO Ltd. Series 2015-3A Class BR4†	5.475% (3 mo. USD Term SOFR + 1.80%	)#	10/20/2031	18,000,000	18,015,714
Voya CLO Ltd. Series 2024-1A Class E†	10.323% (3 mo. USD Term SOFR + 6.65%	)#	4/15/2037	3,000,000	3,013,188
Voya CLO Ltd. Series 2024-5A Class C†	5.673% (3 mo. USD Term SOFR + 2.00%	)#	10/15/2037	1,050,000	1,052,533
Warwick Capital CLO 5 Ltd. Series 2024-5A Class A1†	5.035% (3 mo. USD Term SOFR + 1.36%	)#	1/20/2038	3,000,000	3,004,221
Warwick Capital CLO 7 Ltd. Series 2025-7A Class SUB†	Zero coupon	#(b)	10/21/2038	2,000,000	1,515,078
Wellfleet CLO Ltd. Series 2021-2A Class CR†	5.873% (3 mo. USD Term SOFR + 2.20%	)#	7/15/2034	13,900,000	13,916,958
Whitebox CLO I Ltd. Series 2019-1A Class A1R3†	4.847% (3 mo. USD Term SOFR + 1.18%	)#	1/24/2037	10,565,000	10,568,412
Whitebox CLO III Ltd. Series 2021-3A Class A1R†	4.943% (3 mo. USD Term SOFR + 1.27%	)#	10/15/2035	9,320,000	9,326,412

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Whitebox CLO IV Ltd. Series 2023-4A Class A2R†	5.475% (3 mo. USD Term SOFR + 1.80%	)#	4/20/2036	$16,000,000	$16,022,576
Wind River CLO Ltd. Series 2021-4A Class AR†	4.902% (3 mo. USD Term SOFR + 1.23%	)#	1/20/2035	19,050,000	19,055,086
Wind River CLO Ltd. Series 2022-1A Class AR†	5.025% (3 mo. USD Term SOFR + 1.35%	)#	7/20/2035	6,300,000	6,305,046
Wind River CLO Ltd. Series 2023-1A Class D1R†	7.067% (3 mo. USD Term SOFR + 3.40%	)#	7/25/2038	1,700,000	1,703,949
Wind River CLO Ltd. Series 2024-1A Class A†	5.275% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2037	10,000,000	10,000,500
Wise CLO Ltd. Series 2025-2A Class C†	5.975% (3 mo. USD Term SOFR + 2.30%	)#	4/20/2038	7,000,000	7,035,889
Zais CLO 17 Ltd. Series 2021-17A Class A1R†	5.225% (3 mo. USD Term SOFR + 1.55%	)#	10/20/2037	3,900,000	3,907,636
Zais CLO 18 Ltd. Series 2022-18A Class A1R†	4.987% (3 mo. USD Term SOFR + 1.32%	)#	10/25/2037	4,750,000	4,753,581
Zaxbys Funding LLC Series 2021-1A Class A2†	3.238%		7/30/2051	6,356,985	6,063,858
Total					2,263,603,952

Student Loan 0.07%
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1 Class B†	5.245% (30 day USD SOFR Average + 1.60%	)#	6/25/2047	2,649,580	2,663,654
Total Asset-Backed Securities (cost $2,694,805,768)					2,689,763,788

CORPORATE BONDS 7.70%

Auto Manufacturers 0.68%
Ford Motor Credit Co. LLC	5.681% (SOFR + 2.03%	)#	3/20/2028	3,000,000	3,025,988
General Motors Financial Co., Inc.	4.939% (SOFR + 1.29%	)#	1/7/2030	10,000,000	10,026,477
Hyundai Capital America†	5.002% (SOFR + 1.35%	)#	3/27/2030	9,000,000	9,089,120
Nissan Motor Acceptance Co. LLC†	5.703% (SOFR + 2.05%	)#	9/13/2027	5,416,000	5,379,291
Total					27,520,876

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks 4.27%
ABN AMRO Bank NV (Netherlands)†(e)	5.432% (SOFR + 1.78%	)#	9/18/2027	$700,000	$703,277
ANZ New Zealand International Ltd. (United Kingdom)†(e)	4.407% (SOFR + 0.75%	)#	1/22/2031	6,667,000	6,670,102
Australia & New Zealand Banking Group Ltd. (Australia)†(e)	4.248% (SOFR + 0.59%	)#	12/8/2028	2,493,000	2,500,208
Bank of Montreal (Canada)(e)	4.534% (SOFR + 0.88%	)#	9/10/2027	1,000,000	1,001,475
Bank of Nova Scotia (Canada)(e)	4.727% (SOFR + 1.08%	)#	8/1/2029	1,570,000	1,584,763
BPCE SA (France)†(e)	5.629% (SOFR + 1.98%	)#	10/19/2027	250,000	251,673
Canadian Imperial Bank of Commerce (Canada)(e)	4.583% (SOFR + 0.93%	)#	9/11/2027	938,000	939,477
Citibank NA	4.775% (SOFR + 1.12%	)#	5/29/2030	6,481,000	6,538,259
Citigroup, Inc.	4.481% (3 mo. USD Term SOFR + 0.81%	)#	8/25/2036	10,696,000	9,827,045
Citigroup, Inc.	4.824% (SOFR + 1.17%	)#	9/11/2031	9,250,000	9,298,784
Deutsche Bank AG(f)	4.967% (SOFR + 1.30%	)#	8/4/2031	4,703,000	4,704,445
Goldman Sachs Group, Inc.	4.728% (SOFR + 1.08%	)#	1/28/2031	20,859,000	20,915,386
Goldman Sachs Group, Inc.	4.938% (SOFR + 1.29%	)#	4/23/2028	3,877,000	3,902,323
Goldman Sachs Group, Inc.	5.503% (SOFR + 1.85%	)#	3/15/2028	1,633,000	1,649,824
HSBC Holdings PLC (United Kingdom)(e)	4.689% (SOFR + 1.03%	)#	3/3/2029	5,000,000	5,016,030
Huntington National Bank	4.369% (SOFR + 0.72%	)#	4/12/2028	3,777,000	3,779,161
JPMorgan Chase & Co.	4.448% (SOFR + 0.80%	)#	1/24/2029	5,000,000	5,012,325
JPMorgan Chase & Co.	4.578% (SOFR + 0.93%	)#	7/22/2028	1,967,000	1,973,483
Lloyds Banking Group PLC (United Kingdom)(e)	4.721% (SOFR + 1.06%	)#	11/26/2028	5,000,000	5,026,150

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Lloyds Banking Group PLC (United Kingdom)(e)	4.769% (SOFR + 1.10%	)#	11/4/2031	$17,660,000	$17,673,531
Morgan Stanley	4.568% (SOFR + 0.92%	)#	10/18/2029	10,000,000	10,011,442
Morgan Stanley	4.619% (SOFR + 0.97%	)#	4/10/2030	5,000,000	5,008,042
Morgan Stanley	5.031% (SOFR + 1.38%	)#	4/12/2029	6,000,000	6,068,187
Morgan Stanley Bank NA	4.523% (SOFR + 0.87%	)#	5/26/2028	800,000	801,404
NatWest Group PLC (United Kingdom)(e)	4.965% (SOFR + 1.30%	)#	11/15/2028	200,000	201,756
NatWest Markets PLC (United Kingdom)†(e)	4.601% (SOFR + 0.95%	)#	3/21/2028	3,959,000	3,978,943
NatWest Markets PLC (United Kingdom)†(e)	4.804% (SOFR + 1.14%	)#	5/17/2029	5,528,000	5,571,736
Societe Generale SA (France)†(e)	4.763% (SOFR + 1.10%	)#	2/19/2027	710,000	713,404
Standard Chartered PLC (United Kingdom)†(e)	4.569% (SOFR + 0.92%	)#	1/13/2030	10,000,000	10,006,604
Swedbank AB (Sweden)†(e)	4.692% (SOFR + 1.03%	)#	11/20/2029	1,824,000	1,844,287
Toronto-Dominion Bank (Canada)(e)	4.467% (SOFR + 0.82%	)#	1/31/2028	2,413,000	2,423,459
Toronto-Dominion Bank (Canada)(e)	4.683% (SOFR + 1.03%	)#	12/17/2029	4,000,000	4,020,489
U.S. Bank NA	4.574% (SOFR + 0.91%	)#	5/15/2028	7,007,000	7,034,634
Wells Fargo & Co.	5.018% (SOFR + 1.37%	)#	4/23/2029	5,000,000	5,061,446
Total					171,713,554

Diversified Financial Services 0.72%
American Express Co.(f)	4.666% (SOFR + 1.02%	)#	1/30/2031	6,000,000	5,989,486
American Express Co.	4.908% (SOFR + 1.26%	)#	4/25/2029	6,000,000	6,067,434
Bread Financial Holdings, Inc.†	6.75%		5/15/2031	8,823,000	9,024,994
ILFC E-Capital Trust I†	6.38%	#	12/21/2065	9,201,000	7,893,795
Total					28,975,709

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Health Care-Services 0.03%
HCA, Inc.	4.528% (SOFR + 0.87%	)#	3/1/2028		$1,134,000	$1,137,810

Insurance 0.36%
Athene Global Funding†	4.521% (SOFR + 0.83%	)#	1/7/2027		3,000,000	3,001,395
Corebridge Global Funding†	4.399% (SOFR + 0.75%	)#	1/7/2028		2,071,000	2,069,167
F&G Global Funding†	4.98% (SOFR + 1.33%	)#	9/8/2028		7,355,000	7,377,447
Jackson National Life Global Funding†	4.62% (SOFR + 0.97%	)#	1/14/2028		2,161,000	2,165,289
Total						14,613,298

Mining 0.14%
Glencore Funding LLC†	4.401% (SOFR + 0.75%	)#	10/1/2026		2,064,000	2,066,970
Glencore Funding LLC†	4.71% (SOFR + 1.06%	)#	4/4/2027		1,737,000	1,743,814
Rio Tinto Finance USA PLC (United Kingdom)(e)	4.493% (SOFR + 0.84%	)#	3/14/2028		1,844,000	1,850,854
Total						5,661,638

Oil & Gas 0.28%
Chevron USA, Inc.	4.471% (SOFR + 0.82%	)#	10/15/2030		11,156,000	11,282,908

Pipelines 0.19%
Energy Transfer LP	6.943% (3 mo. USD Term SOFR + 3.28%	)#	11/1/2066		1,323,000	1,313,003
Plains All American Pipeline LP	8.024% (3 mo. USD Term SOFR + 4.37%	)#	–	(g)	6,086,000	6,101,229
Total						7,414,232

REITS 0.18%
Brixmor Operating Partnership LP	5.375%		6/15/2036		3,016,000	3,009,890
Vornado Realty LP	5.75%		2/1/2033		4,179,000	4,187,245
Total						7,197,135

Semiconductors 0.13%
Intel Corp.	5.00%		8/15/2033		5,200,000	5,181,250

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Software 0.34%
Oracle Corp.	4.429% (SOFR + 0.76%	)#	8/3/2028	$5,177,000	$5,084,226
Oracle Corp.	4.777% (SOFR + 1.11%	)#	2/4/2029	8,642,000	8,584,100
Total					13,668,326

Telecommunications 0.38%
NTT Finance Corp. (Japan)†(e)	4.967% (SOFR + 1.31%	)#	7/16/2030	6,000,000	6,103,351
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC†	5.70%		4/15/2036	9,579,000	9,320,214
Total					15,423,565
Total Corporate Bonds (cost $308,687,544)					309,790,301

FLOATING RATE LOANS(h) 9.12%

Aerospace & Defense 0.26%
TransDigm, Inc. 2025 Term Loan K	5.902% (1 mo. USD Term SOFR + 2.25%	)	3/22/2030	7,651,550	7,672,018
TransDigm, Inc. 2026 Term Loan N	–	(d)	2/13/2033	2,965,000	2,973,257
Total					10,645,275

Airlines 0.28%
OneSky Flight LLC 2026 Term Loan B	6.418% (1 mo. USD Term SOFR + 2.75%	)	2/17/2033	8,160,000	8,190,641
VistaJet Malta Finance PLC 2025 Term Loan B	7.442% (3 mo. USD Term SOFR + 3.75%	)	4/1/2031	3,080,145	3,060,894
Total					11,251,535

Auto Parts & Equipment 0.12%
Clarios Global LP 2024 USD Term Loan B (Canada)(e)	6.152% (1 mo. USD Term SOFR + 2.50%	)	5/6/2030	4,855,635	4,882,948

Beverages 0.20%
Primo Brands Corp. 2026 Term Loan B	6.432% (3 mo. USD Term SOFR + 2.75%	)	3/31/2031	7,983,000	8,042,553

Biotechnology 0.19%
Grifols Worldwide Operations USA, Inc. 2026 USD Term Loan B	6.187% (6 mo. USD Term SOFR + 2.50%	)	4/14/2033	7,792,316	7,819,434

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Chemicals 0.45%
Nouryon Finance BV 2024 USD Term Loan B1 (Netherlands)(e)	6.936% (6 mo. USD Term SOFR + 3.25%	)	4/3/2028	$7,900,000	$7,865,438
SCIH Salt Holdings, Inc. 2025 Repriced Term Loan B	6.35% (6 mo. USD Term SOFR + 2.75%	)	1/31/2029	6,081,346	6,107,465
Solstice Advanced Materials, Inc. Term Loan B	5.413% (3 mo. USD Term SOFR + 1.75%	)	10/29/2032	4,000,000	4,033,140
Total					18,006,043

Commercial Services 0.47%
Albion Financing 3 SARL 2025 USD Term Loan (Luxembourg)(e)	6.664% (3 mo. USD Term SOFR + 3.00%	)	5/21/2031	9,804,304	9,864,355
Garda World Security Corp. 2026 Term Loan B (Canada)(e)	6.419% (3 mo. USD Term SOFR + 2.75%	)	2/1/2029	8,950,000	8,955,594
Total					18,819,949

Computers 0.10%
Surf Holdings LLC 2025 Incremental Term Loan	7.267% (1 mo. USD Term SOFR + 3.50%	)	3/5/2027	3,989,425	3,872,235

Consumer Cyclicals 0.25%
Lowes Cos., Inc. Delayed Draw Term Loan	4.661% (1 mo. USD Term SOFR + 1.00%	)	9/15/2028	10,000,000	9,962,500

Cosmetics/Personal Care 0.09%
Olaplex, Inc. 2022 Term Loan	7.273% (3 mo. USD Term SOFR + 3.50%	)	2/23/2029	3,742,482	3,752,811

Diversified Financial Services 1.05%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.411% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	7,605,725	7,644,514
Citadel Securities LP 2024 First Lien Term Loan	5.70% (3 mo. USD Term SOFR + 2.00%	)	10/31/2031	178,238	179,104
Citadel Securities LP 2024 Term Loan B	5.668% (1 mo. USD Term SOFR + 2.00%	)	7/29/2030	99,001	99,482
DRW Holdings LLC 2024 Term Loan B	7.152% (1 mo. USD Term SOFR + 3.50%	)	6/26/2031	6,921,440	6,878,181
Guggenheim Partners LLC 2024 Term Loan B	6.20% (3 mo. USD Term SOFR + 2.50%	)	11/26/2031	8,803,028	8,836,039

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Diversified Financial Services (continued)
Hudson River Trading LLC 2026 Repriced Term Loan B	6.161% (1 mo. USD Term SOFR + 2.50%	)	3/18/2030		$10,659,363	$10,700,668
Jane Street Group LLC 2024 Term Loan B1	5.673% (3 mo. USD Term SOFR + 2.00%	)	12/15/2031		8,040,569	8,036,549
Total						42,374,537

Electric 0.84%
Astoria Energy LLC 2025 Term Loan B	5.902% - 5.95% (1 mo. USD Term SOFR + 2.25% (3 mo. USD Term SOFR + 2.25%	) )	6/23/2032		3,933,103	3,951,844
Cornerstone Generation LLC Term Loan B	5.913% (3 mo. USD Term SOFR + 2.25%	)	8/11/2032		2,682,524	2,693,066
CPV Three Rivers LLC Term Loan B	6.423% (3 mo. USD Term SOFR + 2.75%	)	4/15/2033		6,450,000	6,482,283
Indeck Niles LLC Term Loan B	6.419% (3 mo. USD Term SOFR + 2.75%	)	3/9/2033		7,500,000	7,537,500
NRG Energy, Inc. 2024 Term Loan	5.409% - 5.42% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	4/16/2031		13,010,143	13,052,556
Total						33,717,249

Electronics 0.22%
Amphenol Corp. 3 Year Delayed Draw Term Loan	4.536% (1 mo. USD Term SOFR + 0.88%	)	8/22/2028		6,779,000	6,762,053
Honeywell International, Inc. Term Loan A1	4.527% (1 mo. USD Term SOFR + 0.88%	)	5/7/2027		2,062,500	2,062,500
Total						8,824,553

Entertainment 0.16%
GVC Holdings Gibraltar Ltd. 2024 EUR Term Loan B4	5.635% (3 mo. EURIBOR + 3.50%	)	6/30/2028	EUR	44,146	52,388

TKO Worldwide Holdings LLC 2025 Term Loan	5.664% (3 mo. USD Term SOFR + 2.00%	)	11/21/2031		$6,184,422	6,208,046
Total						6,260,434

Environmental Control 0.55%
GFL Environmental, Inc. 2025 Term Loan B (Canada)(e)	6.166% (3 mo. USD Term SOFR + 2.50%	)	3/3/2032		6,818,988	6,842,445
Madison IAQ LLC 2025 Repriced Term Loan	6.378% (6 mo. USD Term SOFR + 2.75%	)	11/8/2032		8,260,121	8,294,731

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Environmental Control (continued)
Reworld Holding Corp. 2025 1st Lien Term Loan B	5.904% (1 mo. USD Term SOFR + 2.25%)		1/15/2031	$6,882,750	$6,899,957
Total					22,037,133

Food 0.17%
Chobani LLC 2025 Term Loan B	5.902% (1 mo. USD Term SOFR + 2.25%	)	10/28/2032	6,783,000	6,829,023

Health Care Services 0.10%
Surgery Center Holdings, Inc. 2025 Term Loan B	6.152% (1 mo. USD Term SOFR + 2.50%	)	12/19/2030	3,976,162	3,991,371

Home Furnishings 0.15%
AI Aqua Merger Sub, Inc. 2026 Term Loan B	6.161% (1 mo. USD Term SOFR + 2.50% (3 mo. USD Term SOFR + 2.50%	) )	7/31/2028	6,195,000	6,217,705

Household Equipment/Products 0.24%
GC Ferry Acquisition I, Inc. Delayed Draw Term Loan(i)	–	(d)	8/16/2032	1,426,487	1,424,904
GC Ferry Acquisition I, Inc. Term Loan	7.20% (3 mo. USD Term SOFR + 3.50%	)	8/16/2032	8,334,251	8,325,000
Total					9,749,904

Household Products 0.11%
Reynolds Consumer Products LLC 2025 Term Loan B	5.402% (1 mo. USD Term SOFR + 1.75%	)	3/4/2032	4,448,541	4,478,435

Insurance 0.33%
Asurion LLC 2025 Term Loan B13	7.913% (3 mo. USD Term SOFR + 4.25%	)	9/19/2030	4,738,065	4,746,523
Asurion LLC 2026 Term Loan B14	7.413% (3 mo. USD Term SOFR + 3.75%	)	2/23/2033	4,487,180	4,422,228
Lockton, Inc. Term Loan B	–	(d)	4/22/2033	3,946,000	3,960,797
Total					13,129,548

Internet 0.07%
Arches Buyer, Inc. 2021 Term Loan B	–	(d)	12/6/2027	2,977,000	2,977,372

Leisure Time 0.20%
Peloton Interactive, Inc. 2024 Term Loan B	9.152% (1 mo. USD Term SOFR + 5.50%	)	5/30/2029	8,185,949	8,242,268

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Machinery: Diversified 0.35%
CPM Holdings, Inc. 2023 Term Loan	8.165% (1 mo. USD Term SOFR + 4.50%	)	9/28/2028	$3,989,796	$3,998,374
TK Elevator Midco GmbH 2026 USD Term Loan B (Germany)(e)	6.442% (3 mo. USD Term SOFR + 2.75%	)	4/30/2030	9,844,000	9,932,202
Total					13,930,576

Media 0.60%
Charter Communications Operating LLC 2023 Term Loan B4	5.692% (3 mo. USD Term SOFR + 2.00%	)	12/7/2030	6,539,104	6,540,216
Charter Communications Operating LLC 2024 Term Loan B5	5.942% (3 mo. USD Term SOFR + 2.25%	)	12/15/2031	8,761,607	8,766,645
Telenet Financing USD LLC 2020 USD Term Loan AR	5.769% (1 mo. USD Term SOFR + 2.00%	)	4/28/2028	5,125,000	5,107,549
Virgin Media Bristol LLC 2023 USD Term Loan Y	–	(d)	3/31/2031	4,000,000	3,752,920
Total					24,167,330

Oil & Gas 0.14%
Hilcorp Energy I LP Term Loan B	5.411% (1 mo. USD Term SOFR + 1.75%	)	2/11/2030	5,653,697	5,674,898

Pharmaceuticals 0.15%
Organon & Co. 2024 USD Term Loan	5.902% (1 mo. USD Term SOFR + 2.25%	)	5/19/2031	5,892,305	5,897,461

Pipelines 0.49%
Colossus Acquireco LLC Term Loan B	5.38% (3 mo. USD Term SOFR + 1.75%	)	7/30/2032	3,724,392	3,729,048
Gray Oak Pipeline LLC Delayed Draw Term Loan	5.023% (3 mo. USD Term SOFR + 1.35%	)	10/14/2026	3,500,000	3,489,248
Oryx Midstream Services Permian Basin LLC 2025 Term Loan B	–	(d)	10/5/2028	3,989,900	4,007,915
Rockpoint Gas Storage Partners LP 2025 Repriced Term Loan B	–	(d)	9/18/2031	3,989,899	4,005,958
Traverse Midstream Partners LLC 2026 Term Loan B	–	(d)	4/21/2033	4,350,000	4,362,245
Total					19,594,414

Real Estate Investment Trusts 0.36%
Blackstone Mortgage Trust, Inc. 2025 Term Loan B	6.152% (1 mo. USD Term SOFR + 2.50%	)	12/20/2032	3,790,500	3,801,189

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Real Estate Investment Trusts (continued)
Blackstone Mortgage Trust, Inc. 2026 Repriced Term Loan	6.152% (1 mo. USD Term SOFR + 2.50%	)	12/10/2030	$5,391,251	$5,397,991
Host Hotels & Resorts LP 2023 Term Loan A2	4.552% (1 mo. USD Term SOFR + 0.90%	)	1/4/2028	917,000	910,122
Invitation Homes Operating Partnership LP 2024 Term Loan	4.503% (1 mo. USD Term SOFR + 0.85%	)	9/9/2028	4,632,000	4,562,520	(j)
Total					14,671,822

Retail 0.18%
Murphy USA, Inc. Term Loan B	5.415% (1 mo. USD Term SOFR + 1.75%	)	4/7/2032	3,188,975	3,216,879
Peer Holding III BV 2025 USD Term Loan B (Netherlands)(e)	5.95% (3 mo. USD Term SOFR + 2.25%	)	10/14/2032	3,900,000	3,908,287
Total					7,125,166

Software 0.12%
UKG, Inc. 2024 Term Loan B	6.163% (3 mo. USD Term SOFR + 2.50%	)	2/10/2031	3,989,975	3,856,829
VCI Asset Holdings 3 LLC Fixed Term Loan	6.875%		4/24/2031	891,000	882,090	(j)
Total					4,738,919

Transportation 0.13%
Rand Parent LLC 2025 Term Loan B	6.70% (3 mo. USD Term SOFR + 3.00%	)	3/18/2030	5,246,093	5,273,819
Total Floating Rate Loans (cost $366,330,736)					366,959,220

FOREIGN GOVERNMENT OBLIGATIONS(e) 1.62%

Finland 0.87%
Kuntarahoitus OYJ	4.649% (SOFR + 1.00%	)#	7/15/2026	34,900,000	34,958,807

Japan 0.49%
Japan Bank for International Cooperation	2.875%		6/1/2027	20,000,000	19,756,703

Norway 0.25%
Kommunalbanken AS†	4.653% (SOFR + 1.00%	)#	6/17/2026	10,000,000	10,011,274

South Korea 0.01%
Korea National Oil Corp.†	4.557% (SOFR + 0.90%	)#	9/30/2027	302,000	303,577
Total Foreign Government Obligations (cost $65,113,409)					65,030,361

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 4.95%
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class B2†	12.145% (30 day USD SOFR Average + 8.50%	)#	2/25/2042	$1,720,000	$1,813,768
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M2†	7.995% (30 day USD SOFR Average + 4.35%	)#	4/25/2042	9,500,000	9,802,404
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class B2†	14.645% (30 day USD SOFR Average + 11.00%	)#	3/25/2042	3,200,000	3,460,232
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	8.895% (30 day USD SOFR Average + 5.25%	)#	3/25/2042	7,250,000	7,508,516
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	5.495% (30 day USD SOFR Average + 1.85%	)#	11/25/2043	772,528	777,322
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M1A†	5.645% (30 day USD SOFR Average + 2.00%	)#	5/25/2043	2,627,550	2,645,910
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA3 Class M1†	5.495% (30 day USD SOFR Average + 1.85%	)#	11/25/2043	7,577,158	7,620,999
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	4.995% (30 day USD SOFR Average + 1.35%	)#	2/25/2044	3,903,446	3,921,897
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	4.895% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	13,177,890	13,237,083
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class M1†	4.845% (30 day USD SOFR Average + 1.20%	)#	5/25/2044	1,618,192	1,619,356
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	4.695% (30 day USD SOFR Average + 1.05%	)#	10/25/2044	6,608,250	6,623,399
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	4.895% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	14,561,373	14,617,270
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	4.895% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	3,235,636	3,237,565
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	4.895% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	10,771,667	10,820,156

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA1 Class A1†	4.595% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	$1,910,020	$1,912,107
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA2 Class A1†	4.745% (30 day USD SOFR Average + 1.10%	)#	5/25/2045	2,021,000	2,028,605
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA4 Class A1†	4.545% (30 day USD SOFR Average + 0.90%	)#	10/25/2045	7,711,250	7,718,044
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-HQA1 Class A1†	4.595% (30 day USD SOFR Average + 0.95%	)#	2/25/2045	693,208	694,339
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R05 Class 2A1†	4.645% (30 day USD SOFR Average + 1.00%	)#	7/25/2044	731,945	733,199
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R02 Class 1A1†	4.645% (30 day USD SOFR Average + 1.00%	)#	2/25/2045	6,130,557	6,142,628
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01 Class 1B1†	6.745% (30 day USD SOFR Average + 3.10%	)#	10/25/2041	9,575,000	9,670,396
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2B2†	11.295% (30 day USD SOFR Average + 7.65%	)#	1/25/2042	3,117,000	3,253,417
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R06 Class 1B2†	14.245% (30 day USD SOFR Average + 10.60%	)#	5/25/2042	5,027,000	5,489,518
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R07 Class 1B2†	15.645% (30 day USD SOFR Average + 12.00%	)#	6/25/2042	3,378,300	3,769,485
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M2†	7.395% (30 day USD SOFR Average + 3.75%	)#	12/25/2042	4,750,000	4,948,474

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1B2†	11.895% (30 day USD SOFR Average + 8.25%	)#	5/25/2043	$3,350,000	$3,760,249
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04 Class 1A1†	4.645% (30 day USD SOFR Average + 1.00%	)#	5/25/2044	9,520,565	9,533,333
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	4.795% (30 day USD SOFR Average + 1.15%	)#	9/25/2044	1,635,064	1,640,794
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R03 Class 2M1†	5.245% (30 day USD SOFR Average + 1.60%	)#	3/25/2045	2,155,389	2,160,187
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R04 Class 1A1†	4.645% (30 day USD SOFR Average + 1.00%	)#	5/25/2045	3,498,134	3,504,054
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R05 Class 2A1†	4.645% (30 day USD SOFR Average + 1.00%	)#	7/25/2045	12,879,027	12,911,028
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R05 Class 2M1†	4.845% (30 day USD SOFR Average + 1.20%	)#	7/25/2045	11,666,279	11,678,964
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2026-R01 Class 2A1†	4.495% (30 day USD SOFR Average + 0.85%	)#	1/25/2046	856,905	857,180
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2026-R01 Class 2M1†	4.645% (30 day USD SOFR Average + 1.00%	)#	1/25/2046	9,709,036	9,715,129
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2026-R03 Class 2A1†	4.74% (30 day USD SOFR Average + 1.10%	)#	4/25/2046	9,405,000	9,410,812
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $199,723,900)					199,237,819

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.37%
1301 Trust Series 2025-1301 Class A†	5.227%	#(k)	8/11/2042	$6,700,000	$6,735,986
1345 Trust Series 2025-AOA Class A†	5.255% (1 mo. USD Term SOFR + 1.60%	)#	6/15/2042	2,660,000	2,663,913
ALA Trust Series 2025-OANA Class A†	5.398% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2040	3,320,000	3,337,469
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class A†	5.015% (1 mo. USD Term SOFR + 1.35%	)#	1/20/2043	4,235,235	4,234,639
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class AS†	5.494% (1 mo. USD Term SOFR + 1.83%	)#	1/20/2043	4,120,000	4,124,029
ARDN Mortgage Trust Series 2025-ARCP Class A†	5.405% (1 mo. USD Term SOFR + 1.75%	)#	6/15/2035	1,360,000	1,364,657
ARES Commercial Mortgage Trust Series 2026-AZURE Class A†	5.005% (1 mo. USD Term SOFR + 1.35%	)#	3/15/2038	3,370,000	3,374,951
BHMS Commercial Mortgage Trust Series 2025-ATLS Class A†	5.505% (1 mo. USD Term SOFR + 1.85%	)#	8/15/2042	4,100,000	4,112,594
BSPDF Issuer LLC Series 2026-FL3 Class A†	5.111% (1 mo. USD Term SOFR + 1.45%	)#	9/18/2043	6,510,000	6,519,410
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.054% (1 mo. USD Term SOFR + 1.39%	)#	1/17/2043	12,850,000	12,887,735
BX Commercial Mortgage Trust Series 2019-IMC Class A†	4.701% (1 mo. USD Term SOFR + 1.05%	)#	4/15/2034	9,426,264	9,383,305
BX Commercial Mortgage Trust Series 2025-BCAT Class A†	5.035% (1 mo. USD Term SOFR + 1.38%	)#	8/15/2042	3,620,596	3,628,695
BX Commercial Mortgage Trust Series 2026-CSMO Class A†	5.055% (1 mo. USD Term SOFR + 1.40%	)#	2/15/2043	8,190,000	8,207,096
BX Trust Series 2025-ARIA Class A†	5.199%	#(k)	12/13/2042	4,440,000	4,474,257
BX Trust Series 2025-LUNR Class A†	5.155% (1 mo. USD Term SOFR + 1.50%	)#	6/15/2040	11,051,293	11,086,794
BX Trust Series 2025-ROIC Class A†	4.799% (1 mo. USD Term SOFR + 1.14%	)#	3/15/2030	6,285,541	6,284,169
BX Trust Series 2025-TAIL Class A†	5.055% (1 mo. USD Term SOFR + 1.40%	)#	6/15/2035	2,400,000	2,404,566
BX Trust Series 2025-VOLT Class A†	5.355% (1 mo. USD Term SOFR + 1.70%	)#	12/15/2044	14,800,000	14,816,492

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust Series 2025-VOLT Class D†	6.405% (1 mo. USD Term SOFR + 2.75%	)#	12/15/2044	$3,980,000	$3,974,762
CONE Trust Series 2024-DFW1 Class A†	5.296% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	5,613,000	5,615,140
DBC Mortgage Trust Series 2025-DBC Class A†	5.005% (1 mo. USD Term SOFR + 1.35%	)#	11/15/2042	18,380,000	18,416,223
DBC Mortgage Trust Series 2025-DBC Class D†	6.255% (1 mo. USD Term SOFR + 2.60%	)#	11/15/2042	2,670,000	2,676,676
GS Mortgage Securities Trust Series 2018-GS10 Class AS	4.384%	#(k)	7/10/2051	10,008,937	9,815,708
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.053% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	8,030,000	8,035,879
MAD Commercial Mortgage Trust Series 2025-11MD Class C†	5.818%	#(k)	10/15/2042	5,925,000	5,975,687
NRTH Commercial Mortgage Trust Series 2025-PARK Class A†	5.048% (1 mo. USD Term SOFR + 1.39%	)#	10/15/2040	2,540,000	2,541,957
NYC Commercial Mortgage Trust Series 2026-1PARK Class A†	4.914% (1 mo. USD Term SOFR + 1.25%	)#	2/15/2043	8,300,000	8,303,381
NYO Commercial Mortgage Trust Series 2021-1290 Class A†	4.865% (1 mo. USD Term SOFR + 1.21%	)#	11/15/2038	3,000,000	2,998,995
PFP Ltd. Series 2025-12 Class A†	5.15% (1 mo. USD Term SOFR + 1.49%	)#	12/18/2042	11,790,000	11,822,410
PFP Ltd. Series 2025-12 Class B†	5.703% (1 mo. USD Term SOFR + 2.04%	)#	12/18/2042	5,100,000	5,112,688
PFP Ltd. Series 2026-13 Class A†	5.161% (1 mo. USD Term SOFR + 1.50%	)#	8/18/2043	11,620,000	11,648,493
SCG Trust Series 2025-SNIP Class A†	5.155% (1 mo. USD Term SOFR + 1.50%	)#	9/15/2042	3,340,000	3,353,020
SHRN Trust Series 2025-MF18 Class A†	4.855% (1 mo. USD Term SOFR + 1.20%	)#	10/15/2040	15,750,000	15,749,600
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.098% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2042	13,500,000	13,401,237
TCO Commercial Mortgage Trust Series 2024-DPM Class A†	4.898% (1 mo. USD Term SOFR + 1.24%	)#	12/15/2039	9,340,000	9,349,562
TEXAS Commercial Mortgage Trust Series 2025-TWR Class A†	4.948% (1 mo. USD Term SOFR + 1.29%	)#	4/15/2042	11,000,000	10,978,869

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2 Class C†	5.545% (30 day USD SOFR Average + 1.90%	)#	9/25/2032	$5,057,658	$5,020,882
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	2,298,721	2,300,437
U.S. Bank NA Series 2025-SUP1 Class D†	6.345% (30 day USD SOFR Average + 2.70%	)#	2/25/2032	9,276,077	9,359,005
Wells Fargo Commercial Mortgage Trust Series 2025-609M Class A†	5.197% (1 mo. USD Term SOFR + 1.54%	)#	8/15/2042	10,930,000	10,946,069
Wells Fargo Commercial Mortgage Trust Series 2025-B33RP Class A†	5.005% (1 mo. USD Term SOFR + 1.35%	)#	8/15/2042	9,290,000	9,294,918
Total Non-Agency Commercial Mortgage-Backed Securities (cost $295,799,900)					296,332,355

U.S. TREASURY OBLIGATIONS 3.57%
U.S. Treasury Notes	3.375%		12/31/2027	140,400,000	139,264,734
U.S. Treasury Notes	4.25%		8/15/2035	4,596,000	4,556,503
Total U.S. Treasury Obligations (cost $144,752,301)					143,821,237
Total Long-Term Investments (cost $4,075,213,558)					4,070,935,081

SHORT-TERM INVESTMENTS 0.78%

REPURCHASE AGREEMENTS 0.69%
Repurchase Agreement dated 4/30/2026, 3.250% due 5/1/2026 with Fixed Income Clearing Corp. collateralized by $17,015,900 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $17,208,867; proceeds: $16,872,855 (cost $16,871,332)				16,871,332	16,871,332
Repurchase Agreement dated 4/30/2026, 3.580% due 5/1/2026 with JPMorgan Securities LLC collateralized by $10,845,800 of U.S. Treasury Bond at 4.375% due 5/15/2034; value: $11,122,449; proceeds: $10,901,084 (cost $10,900,000)				10,900,000	10,900,000
Total Repurchase Agreements (cost $27,771,332)					27,771,332

TIME DEPOSITS 0.01%
CitiBank N.A.(l) (cost $349,118)				349,118	349,118

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Investments	Shares	Fair Value
MONEY MARKET FUNDS 0.08%
Fidelity Government Portfolio(l) (cost $3,142,062)	3,142,062	$3,142,062
Total Short-Term Investments (cost $31,262,512)		31,262,512
Total Investments in Securities 101.97% (cost $4,106,476,070)		4,102,197,593
Less Unfunded Loan Commitments (0.04%) (cost $1,418,594)		(1,424,904)
Net Investments in Securities 101.93% (cost $4,105,057,476)		4,100,772,689
Other Assets and Liabilities – Net (m) (1.93)%		(77,649,859)
Net Assets 100.00%		$4,023,122,830

CAD	Canadian Dollar.
EUR	Euro.
EURIBOR	Euro Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2026, the total value of Rule 144A securities was $3,200,888,008, which represents 79.56% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at April 30, 2026.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Securities purchased on a when-issued basis.
(d)	Interest rate to be determined.
(e)	Foreign security traded in U.S. dollars.
(f)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at April 30, 2026.
(i)	Security partially/fully unfunded.
(j)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Generally accepted accounting principles in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Security was purchased with the cash collateral from loaned securities.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers – Sell Protection at April 30, 2026(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.HY.S45(4)	Bank of America	5.00%	12/20/2030	$102,602,610	$5,274,646	$2,208,297	$7,482,943
CDX.NA.HY.S46(4)	Bank of America	5.00%	6/20/2031	18,440,000	1,266,719	47,402	1,314,121
Total					$6,541,365	$2,255,699	$8,797,064

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $2,255,699. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Interest Rate Swap Contracts at April 30, 2026:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	3.946%	12-Month USD SOFR Index	6/15/2036	$ 3,016,000	$–	$3,877	$3,877
Bank of America(2)	3.898%	12-Month USD SOFR Index	4/15/2036	9,579,000	–	44,168	44,168
Bank of America(2)	3.764%	12-Month USD SOFR Index	8/15/2033	5,200,000	123	22,988	23,111
Bank of America(2)	3.579%	12-Month USD SOFR Index	2/1/2033	4,179,000	(152)	58,291	58,139
Bank of America(2)	3.387%	12-Month USD SOFR Index	6/1/2027	20,000,000	–	72,908	72,908
Bank of America(2)	3.380%	12-Month USD SOFR Index	1/15/2029	9,000,000	–	74,964	74,964
Bank of America(2)	3.293%	12-Month USD SOFR Index	12/31/2027	140,400,000	85,440	921,971	1,007,411
Bank of America(2)	3.220%	12-Month USD SOFR Index	10/24/2027	164,000,000	76,590	1,187,166	1,263,756
Total					$162,001	$2,386,333	$2,548,334

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	12-Month USD SOFR Index	3.357%	2/18/2031	$83,200,000	$–	$(1,343,037)	$(1,343,037)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) are presented net of amortization.
(2)	Central Clearinghouse: Chicago Mercantile Exchange (CME).

Forward Foreign Currency Exchange Contracts at April 30, 2026:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Goldman Sachs	7/17/2026	17,823,000	$13,056,621	$13,162,999	$(106,378)

Futures Contracts at April 30, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2026	242	Long	$ 27,315,931	$ 26,763,688	$(552,243)
U.S. 2-Year Treasury Note	June 2026	1,204	Long	251,126,901	249,378,500	(1,748,401)
U.S. 5-Year Treasury Note	June 2026	182	Long	20,004,077	19,626,141	(377,936)
Total Unrealized Depreciation on Futures Contracts						$(2,678,580)

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(concluded)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$41,176,628	$4,614,720	$45,791,348
Other	–	2,248,603,493	15,000,459	2,263,603,952
Remaining Industries	–	380,368,488	–	380,368,488
Corporate Bonds	–	309,790,301	–	309,790,301
Floating Rate Loans
Real Estate Investment Trusts	–	10,109,302	4,562,520	14,671,822
Software	–	3,856,829	882,090	4,738,919
Remaining Industries	–	347,548,479	–	347,548,479
Less Unfunded Loan Commitments	–	(1,424,904)	–	(1,424,904)
Foreign Government Obligations	–	65,030,361	–	65,030,361
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	199,237,819	–	199,237,819
Non-Agency Commercial Mortgage- Backed Securities	–	296,332,355	–	296,332,355
U.S. Treasury Obligations	–	143,821,237	–	143,821,237
Short-Term Investments
Repurchase Agreements	–	27,771,332	–	27,771,332
Time Deposits	–	349,118	–	349,118
Money Market Funds	3,142,062	–	–	3,142,062
Total	$3,142,062	$4,072,570,838	$25,059,789	$4,100,772,689
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$8,797,064	$–	$8,797,064
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	2,548,334	–	2,548,334
Liabilities	–	(1,343,037)	–	(1,343,037)
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(106,378)	–	(106,378)
Futures Contracts
Assets	–	–	–	–
Liabilities	(2,678,580)	–	–	(2,678,580)
Total	$(2,678,580)	$9,895,983	$–	$7,217,403

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 98.17%

ASSET-BACKED SECURITIES 0.62%

Credit Card 0.18%
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	$18,200,000	$18,258,240	(a)

Other 0.44%
AMMC CLO 32 Ltd. Series 2025-32A Class E†	9.43% (3 mo. USD Term SOFR + 5.75%	)#	10/17/2038	2,520,000	2,534,556
Arini U.S. CLO II Ltd. Series 2A Class E†	9.323% (3 mo. USD Term SOFR + 5.65%	)#	3/31/2038	2,520,000	2,536,831
BDS LLC Series 2026-FL17 Class AS†(b)	5.20% (1 mo. USD Term SOFR + 1.55%	)#	5/19/2043	10,000,000	10,012,500
Birch Grove CLO 3 Ltd. Series 2021-3A Class ER†	8.825% (3 mo. USD Term SOFR + 5.15%	)#	1/19/2038	2,750,000	2,660,289
Brant Point CLO Ltd. Series 2023-1A Class ER†	10.767% (3 mo. USD Term SOFR + 7.10%	)#	7/26/2038	3,200,000	3,216,298
Brant Point CLO Ltd. Series 2025-7A Class E†	10.167% (3 mo. USD Term SOFR + 6.50%	)#	7/25/2038	2,000,000	2,019,900
Kennedy Lewis CLO 8 Ltd. Series 8A Class ER2†	10.025% (3 mo. USD Term SOFR + 6.35%	)#	1/20/2038	3,000,000	2,923,491
MF1 LLC Series 2026-FL22 Class AS†(b)	5.26% (1 mo. USD Term SOFR + 1.60%	)#	11/18/2043	10,000,000	10,009,375
Park Blue CLO Ltd. Series 2024-6A Class E†	9.067% (3 mo. USD Term SOFR + 5.40%	)#	1/25/2038	2,500,000	2,427,445
Steele Creek CLO Ltd. Series 2022-1A Class E1R†	11.673% (3 mo. USD Term SOFR + 8.00%	)#	4/15/2038	2,000,000	1,971,624
TCW CLO Ltd. Series 2021-2A Class ER†	10.417% (3 mo. USD Term SOFR + 6.75%	)#	10/24/2038	3,750,000	3,480,697
Total					43,793,006
Total Asset-Backed Securities (cost $62,339,967)					62,051,246

				Shares
COMMON STOCKS 0.01%

Health Care Providers & Services 0.01%
Recovery Solutions LLC*				65,196	847,545

Personal Care Products 0.00%
Anastasia Parent LLC*				56,938	526,677
Total Common Stocks (cost $1,953,708)					1,374,222

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
CONVERTIBLE BONDS 2.99%

Commercial Services 0.05%
Affirm Holdings, Inc.	0.75%	12/15/2029		$4,755,000	$5,028,413

Diversified Financial Services 0.26%
Coinbase Global, Inc.	0.25%	4/1/2030		10,135,000	9,874,024
Upstart Holdings, Inc.	2.00%	10/1/2029		3,800,000	4,133,640
WisdomTree, Inc.†	4.625%	8/15/2030		10,345,000	12,176,065
Total					26,183,729

Electrical Components & Equipment 0.10%
Schneider Electric SE	1.97%	11/27/2030	EUR	6,200,000	9,942,577

Electronics 0.10%
Advanced Energy Industries, Inc.	2.50%	9/15/2028		$3,465,000	9,874,903

Engineering & Construction 0.10%
Granite Construction, Inc.	3.75%	5/15/2028		3,525,000	10,553,850

Food 0.12%
Chefs’ Warehouse, Inc.	2.375%	12/15/2028		6,320,000	11,660,400

Home Builders 0.12%
Meritage Homes Corp.	1.75%	5/15/2028		11,988,000	11,814,174

Investment Companies 0.13%
Terawulf, Inc.†	1.00%	9/1/2031		6,600,000	12,833,700

Machinery: Construction & Mining 0.25%
Bloom Energy Corp.†	Zero Coupon	11/15/2030		6,090,000	10,616,088
BWX Technologies, Inc.†	Zero Coupon	11/1/2030		13,370,000	14,493,080
Total					25,109,168

Media 0.16%
AMC Global Media, Inc.	4.25%	2/15/2029		3,885,000	3,899,569
Sphere Entertainment Co.	3.50%	12/1/2028		2,882,000	11,690,833
Total					15,590,402

Mining 0.09%
MP Materials Corp.†	3.00%	3/1/2030		2,743,000	8,666,508

Oil & Gas 0.28%
Nabors Industries, Inc.	1.75%	6/15/2029		8,085,000	7,777,770
Transocean International Ltd.	4.625%	9/30/2029		9,521,000	19,876,040
Total					27,653,810

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas Services 0.05%
Atlas Energy Solutions, Inc.†	0.50%	4/15/2031	$3,805,000	$5,299,223

REITS 0.43%
Blackstone Mortgage Trust, Inc.	5.50%	3/15/2027	4,307,000	4,307,000
COPT Defense Properties LP†	5.25%	9/15/2028	9,990,000	11,701,112
Digital Realty Trust LP†	1.875%	11/15/2029	9,010,000	10,131,745
Kite Realty Group LP†	0.75%	4/1/2027	3,590,000	4,092,133
Pebblebrook Hotel Trust†	1.625%	1/15/2030	4,560,000	4,977,240
Welltower OP LLC†	2.75%	5/15/2028	3,645,000	8,323,358
Total				43,532,588

Retail 0.15%
Freshpet, Inc.(c)	3.00%	4/1/2028	12,297,000	15,128,999

Semiconductors 0.10%
Camtek Ltd. (Israel)†(d)	Zero Coupon	9/15/2030	2,635,000	5,028,107
Veeco Instruments, Inc.	2.875%	6/1/2029	2,705,000	4,942,711
Total				9,970,818

Software 0.36%
Akamai Technologies, Inc.	1.125%	2/15/2029	8,640,000	9,609,840
Cloudflare, Inc.†	Zero Coupon	6/15/2030	10,290,000	11,838,605
Nebius Group NV (Netherlands)†(c)(d)	1.00%	9/15/2030	3,550,000	4,598,315
Strategy, Inc.	0.625%	3/15/2030	7,280,000	9,984,520
Total				36,031,280

Telecommunications 0.14%
AST SpaceMobile, Inc.†	2.375%	10/15/2032	3,669,000	5,106,331
GDS Holdings Ltd. (China)(d)	4.50%	1/31/2030	5,010,000	9,333,630
Total				14,439,961
Total Convertible Bonds (cost $289,845,579)				299,314,503

	Dividend Rate		Shares

CONVERTIBLE PREFERRED STOCKS 0.69%

Aerospace & Defense 0.05%
VSE Corp.	5.75%		105,567	4,976,428

Capital Markets 0.17%
ARES Management Corp.	6.750%		128,815	4,978,700
KKR & Co., Inc.(c)	6.250%		270,110	12,109,031
Total				17,087,731

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investments	Dividend Rate		Shares	Fair Value
Chemicals 0.11%
Albemarle Corp.	7.25%		136,215	$10,708,595

Electric: Utilities 0.22%
NextEra Energy, Inc.	7.375%		192,660	10,105,017
PPL Corp.	7.000%		224,494	11,333,580
Total				21,438,597

Financial Services 0.05%
Apollo Global Management, Inc.	6.75%		81,140	5,347,117

Software 0.09%
Oracle Corp.	6.50%		186,744	9,176,600
Total Convertible Preferred Stocks (cost $68,066,359)				68,735,068

	Interest Rate	Maturity Date	Principal Amount‡

CORPORATE BONDS 89.02%

Advertising 0.14%
CMG Media Corp.†(c)	8.875%	6/18/2029	$16,085,580	14,347,848

Aerospace/Defense 1.18%
Bombardier, Inc. (Canada)†(d)	7.25%	7/1/2031	9,165,000	9,654,769
Bombardier, Inc. (Canada)†(d)	7.50%	2/1/2029	18,460,000	19,189,429
Czechoslovak Group AS (Czech Republic)†(d)	6.50%	1/10/2031	23,628,000	24,321,654
Efesto Bidco SpA Efesto U.S. LLC (Italy)†(d)	7.50%	2/15/2032	32,178,000	32,088,519
Goat Holdco LLC†	6.75%	2/1/2032	18,300,000	18,767,528
TransDigm, Inc.†	6.875%	12/15/2030	13,290,000	13,707,771
Total				117,729,670

Agriculture 0.14%
MHP Lux SA (Luxembourg)†(c)(d)	10.50%	7/28/2029	9,922,000	10,187,052
MHP Lux SA (Luxembourg)(d)	10.50%	7/28/2029	3,199,000	3,284,456
MHP Lux SA (Luxembourg)(d)	10.50%	7/28/2029	800,000	821,371
Total				14,292,879

Airlines 1.53%
American Airlines, Inc.†	7.25%	2/15/2028	24,233,000	24,571,269
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	16,225,000	16,247,863
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	28,520,000	26,599,419
United Airlines Holdings, Inc.(c)	5.375%	3/1/2031	18,275,000	18,034,937
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(d)	6.375%	2/1/2030	19,700,000	18,466,577

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Airlines (continued)
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(b)(d)	8.75%		1/15/2032		$10,100,000	$9,791,455
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(c)(d)	9.50%		6/1/2028		39,121,000	39,581,325
Total						153,292,845

Apparel 0.29%
William Carter Co.†	7.375%		2/15/2031		28,180,000	29,003,144

Auto Manufacturers 2.32%
Aston Martin Capital Holdings Ltd. (United Kingdom)†(c)(d)	10.00%		3/31/2029		10,566,000	8,489,781
Ford Motor Credit Co. LLC	7.20%		6/10/2030		32,800,000	34,711,843
General Motors Co.	5.625%		4/15/2030		9,600,000	9,885,961
JB Poindexter & Co., Inc.†	8.75%		12/15/2031		31,611,000	32,796,191
Nissan Motor Acceptance Co. LLC†	6.125%		9/30/2030		13,772,000	13,571,135
Nissan Motor Acceptance Co. LLC†	7.05%		9/15/2028		5,820,000	5,971,874
Nissan Motor Co. Ltd. (Japan)†(d)	4.81%		9/17/2030		15,170,000	14,181,209
Nissan Motor Co. Ltd. (Japan)†(d)	7.50%		7/17/2030		57,035,001	58,983,826
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC†	10.00%		1/15/2031		18,376,000	18,302,066
Wabash National Corp.†(c)	4.50%		10/15/2028		39,498,000	34,908,672
Total						231,802,558

Auto Parts & Equipment 1.95%
American Axle & Manufacturing, Inc.(c)	5.00%		10/1/2029		5,075,000	4,934,378
Cooper-Standard Automotive, Inc.†	9.25%		3/1/2031		15,649,000	15,047,296
Cyprium Corp./Cyprium Holdings Luxembourg SARL†	6.125%		4/15/2031		24,789,000	25,022,116
Dexko Global, Inc.†(c)	7.50%		4/15/2032		32,906,440	29,630,933
Forvia SE (France)†(c)(d)	8.00%		6/15/2030		27,406,000	28,839,169
Goodyear Tire & Rubber Co.	6.625%		7/15/2030		10,665,000	10,563,798
IHO Verwaltungs GmbH (Germany)†(d)	6.375%		5/15/2029		4,700,000	4,723,824
IHO Verwaltungs GmbH (Germany)†(d)	7.75%		11/15/2030		15,125,000	15,593,603
Tenneco, Inc.†	8.00%		11/17/2028		13,820,000	13,992,225
ZF North America Capital, Inc.†	6.75%		4/23/2030		7,680,000	7,632,945
ZF North America Capital, Inc.†	6.875%		4/14/2028		5,850,000	5,997,005
ZF North America Capital, Inc.†	7.125%		4/14/2030		23,306,000	23,382,001
ZF North America Capital, Inc.†	7.50%		3/24/2031		9,750,000	9,769,232
Total						195,128,525

Banks 2.62%
Armor Holdco, Inc.†	8.50%		11/15/2029		5,000,000	4,965,174
Bank of Nova Scotia (Canada)(d)	7.35% (5 yr. CMT + 2.90%	)#	4/27/2085		10,450,000	10,823,358
Citigroup, Inc.	6.95% (5 yr. CMT + 2.73%	)#	–	(e)	34,027,000	34,651,327

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
First Citizens BancShares, Inc.	7.00% (5 yr. CMT + 3.30%	)#	–	(e)	$9,625,000	$9,710,037
Flagstar Bank NA	6.707% (3 mo. USD Term SOFR + 3.04%	)#	11/6/2028		13,316,000	12,756,475
Freedom Mortgage Corp.†	12.25%		10/1/2030		15,725,000	17,074,048
Goldman Sachs Group, Inc.	6.85% (5 yr. CMT + 2.46%	)#	–	(e)	30,680,000	31,627,736
Huntington Bancshares, Inc.	6.25% (5 yr. CMT + 2.65%	)#	–	(e)	18,790,000	18,828,519
Popular, Inc.	7.25%		3/13/2028		8,530,000	8,868,436
Societe Generale SA (France)†(d)	9.375% (5 yr. CMT + 5.39%	)#	–	(e)	5,308,000	5,601,044
State Street Corp.	6.45% (5 yr. CMT + 2.14%	)#	–	(e)	21,864,000	22,362,412
Toronto-Dominion Bank (Canada)(d)	6.35% (5 yr. CMT + 2.72%	)#	10/31/2085		8,648,000	8,711,589
Toronto-Dominion Bank (Canada)(d)	7.25% (5 yr. CMT + 2.98%	)#	7/31/2084		8,350,000	8,679,341
UBS Group AG (Switzerland)†(c)(d)	7.00% (5 yr. USD SOFR ICE Swap + 3.08%	)#	–	(e)	34,043,000	34,826,840
Valley National Bancorp(c)	3.00% (3 mo. USD Term SOFR + 2.36%	)#	6/15/2031		22,885,000	22,138,676
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		10,260,000	9,900,900
Total						261,525,912

Biotechnology 0.14%
Emergent BioSolutions, Inc.†	3.875%		8/15/2028		16,215,000	14,444,721

Building Materials 2.58%
ACProducts Holdings, Inc.†	6.375%		5/15/2029		5,165,000	2,427,550
Builders FirstSource, Inc.†	6.375%		6/15/2032		4,128,000	4,160,070
Camelot Return Merger Sub, Inc.†	8.75%		8/1/2028		25,050,000	16,219,408
Cornerstone Building Brands, Inc.†	9.50%		8/15/2029		14,650,000	9,390,105
CP Atlas Buyer, Inc.†(c)	7.00%		12/1/2028		11,512,000	10,347,598
CP Atlas Buyer, Inc.†(c)	9.75%		7/15/2030		12,450,000	11,584,681
CP Atlas Buyer, Inc.†(c)	12.75%		1/15/2031		14,270,762	10,573,562
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.625%		12/15/2030		19,000,000	19,475,551
Griffon Corp.	5.75%		3/1/2028		22,562,000	22,522,268
JELD-WEN Holding, Inc.†	7.00%		9/1/2032		12,554,000	6,414,918
JELD-WEN, Inc.†(c)	4.875%		12/15/2027		24,000,000	17,894,822
MIWD Holdco II LLC/MIWD Finance Corp.†(c)	5.50%		2/1/2030		39,475,000	36,448,448
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028		35,678,000	35,674,001
Smyrna Ready Mix Concrete LLC†	8.875%		11/15/2031		6,000,000	6,285,852

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Building Materials (continued)
Standard Building Solutions, Inc.†	6.50%		8/15/2032		$19,225,000	$19,430,227
West China Cement Ltd. (China)(d)	9.90%		12/4/2028		10,150,000	9,591,574
West China Cement Ltd. (China)(d)	9.90%		12/4/2028		2,300,000	2,173,460
West China Cement Ltd. (China)(d)	10.50%		11/11/2029		7,100,000	6,637,073
Wilsonart LLC†(c)	11.00%		8/15/2032		13,275,000	10,275,455
Total						257,526,623

Chemicals 3.10%
Advancion Sciences, Inc.†	9.25%		11/1/2026		19,425,719	15,686,268
ASP Unifrax Holdings, Inc.†	7.10%		9/30/2029		13,437,946	167,974
ASP Unifrax Holdings, Inc.†	11.175%		9/30/2029		10,948,413	4,570,962
Celanese U.S. Holdings LLC(c)	6.50%		4/15/2030		43,220,000	44,238,868
Celanese U.S. Holdings LLC	6.85%		11/15/2028		5,347,000	5,596,165
Celanese U.S. Holdings LLC(c)	7.00%		2/15/2031		18,910,000	19,688,771
Celanese U.S. Holdings LLC	7.05%		11/15/2030		16,600,000	17,829,645
Celanese U.S. Holdings LLC	7.379%		7/15/2032		5,775,000	6,124,255
Cerdia Finanz GmbH (Germany)†(d)	9.375%		10/3/2031		32,612,000	31,389,050
Chemours Co.†	4.625%		11/15/2029		7,200,000	6,911,443
Chemours Co.†	5.75%		11/15/2028		14,662,000	14,639,357
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		27,085,000	27,087,714
FMC Corp.	8.45% (5 yr. CMT + 4.37%	)#	11/1/2055		14,650,000	9,719,012
INEOS Finance PLC (United Kingdom)†(d)	6.75%		5/15/2028		10,300,000	10,352,829
INEOS Finance PLC	7.25%		3/31/2031	EUR	8,650,000	9,871,990
INEOS Finance PLC (United Kingdom)†(d)	7.50%		4/15/2029		$10,550,000	10,428,028
INEOS Quattro Finance 2 PLC (United Kingdom)†(c)(d)	9.625%		3/15/2029		5,525,000	5,366,156
Mativ Holdings, Inc.†(c)	8.00%		10/1/2029		9,260,000	8,973,794
Rain Carbon, Inc.†(c)	12.25%		9/1/2029		29,609,000	31,189,440
Tronox, Inc.†	4.625%		3/15/2029		30,147,000	25,254,296
Tronox, Inc.†(c)	9.125%		9/30/2030		4,800,000	4,881,600
Total						309,967,617

Coal 0.85%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%		6/15/2029		18,686,000	19,549,312
Coronado Finance Pty. Ltd. (Australia)†(d)	9.25%		10/1/2029		34,484,000	31,300,945
Indika Energy Tbk. PT (Indonesia)†(c)(d)	8.75%		5/7/2029		7,750,000	7,903,334
SunCoke Energy, Inc.†	4.875%		6/30/2029		28,529,000	26,325,466
Total						85,079,057

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Commercial Services 4.19%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(d)	7.00%		5/21/2030			$36,097,000	$37,306,971
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.875%		6/15/2030			35,513,000	36,562,814
Alta Equipment Group, Inc.†(c)	9.00%		6/1/2029			33,291,000	31,778,450
AMN Healthcare, Inc.†	6.50%		1/15/2031			726,000	723,855
BCP V Modular Services Finance II PLC	6.125%		11/30/2028		GBP	10,350,000	13,340,631
BCP V Modular Services Finance PLC	6.75%		11/30/2029		EUR	16,950,000	14,030,347
CoreCivic, Inc.	8.25%		4/15/2029			$14,612,000	15,230,847
Dcli Bidco LLC†	7.75%		11/15/2029			33,150,000	34,166,014
EquipmentShare.com, Inc.†	9.00%		5/15/2028			35,224,000	36,562,301
GEO Group, Inc.	8.625%		4/15/2029			7,035,000	7,323,379
GEO Group, Inc.	10.25%		4/15/2031			5,290,000	5,680,262
Herc Holdings, Inc.†	7.00%		6/15/2030			17,463,000	18,178,599
Hertz Corp.*(f)	Zero Coupon		10/15/2022			2,000	–
Hertz Corp.†	Zero Coupon		10/15/2049			22,000	–
Hertz Corp.†(c)	12.625%		7/15/2029			18,243,000	17,209,977
ION Platform Finance U.S., Inc.†	7.875%		9/30/2032			9,575,000	7,452,954
NESCO Holdings II, Inc.†	5.50%		4/15/2029			16,936,000	16,864,920
Rekeep SpA	9.00%		9/15/2029		EUR	12,059,000	10,841,836
RR Donnelley & Sons Co.†	9.50%		8/1/2029			$40,102,000	41,425,767
Sotheby’s†	8.25%		4/15/2031			18,601,000	18,085,663
Synergy Infrastructure Holdings LLC†	7.875%		12/1/2030			14,298,000	15,047,272
Veritiv Operating Co.†	10.50%		11/30/2030			27,246,000	28,745,206
Williams Scotsman, Inc.†	6.625%		4/15/2030			11,828,000	12,190,363
Total							418,748,428

Computers 0.14%
PCC Global PLC	8.25%		11/15/2030		EUR	4,800,000	4,924,529
Pitney Bowes, Inc.†	6.875%		3/15/2027			$7,735,000	7,761,932
Pitney Bowes, Inc.†	7.25%		3/15/2029			1,391,000	1,402,374
Total							14,088,835

Cosmetics/Personal Care 0.25%
P&L Development LLC/PLD Finance Corp.†	12.00%		5/15/2029			25,148,129	25,085,133

Distribution/Wholesale 0.31%
Velocity Vehicle Group LLC†	8.00%		6/1/2029			31,587,000	31,111,530

Diversified Financial Services 7.48%
Ally Financial, Inc.	4.70% (5 yr. CMT + 3.87%	)#	–	(e)		6,929,000	6,915,215
Ally Financial, Inc.(b)	7.10% (5 yr. CMT + 3.15%	)#	–	(e)		19,953,000	19,944,676
Ally Financial, Inc.	8.00%		11/1/2031			11,520,000	12,871,923

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Aretec Group, Inc.†	10.00%		8/15/2030	$26,317,000	$27,905,389
Atlanticus Holdings Corp.†	9.75%		9/1/2030	19,893,000	19,708,329
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.375%		5/30/2030	9,600,000	9,725,577
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.75%		11/15/2029	9,620,000	9,860,715
Azorra Finance Ltd. (Cayman Islands)†(d)	7.25%		1/15/2031	15,982,000	16,382,269
Bread Financial Holdings, Inc.†	6.75%		5/15/2031	8,276,000	8,465,471
CrossCountry Intermediate HoldCo LLC†	6.50%		10/1/2030	29,777,000	29,291,801
Freedom Funding Center LLC†(c)	12.00%		10/1/2037	8,650,000	8,812,188
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031	21,030,000	21,808,404
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029	8,402,000	8,709,093
GGAM Finance Ltd. (Ireland)†(d)	5.875%		3/15/2030	8,345,000	8,427,365
GGAM Finance Ltd. (Ireland)†(d)	6.875%		4/15/2029	7,074,000	7,244,696
GGAM Finance Ltd. (Ireland)†(d)	8.00%		6/15/2028	15,577,000	16,235,767
ILFC E-Capital Trust I†	6.38%	#	12/21/2065	21,756,000	18,665,079
ILFC E-Capital Trust II†	6.63%	#	12/21/2065	13,901,000	12,220,390
Jefferies Finance LLC/JFIN Co-Issuer Corp.†	5.00%		8/15/2028	10,239,000	9,828,715
Jefferies Finance LLC/JFIN Co-Issuer Corp.†	6.625%		10/15/2031	9,600,000	9,397,958
Jefferson Capital Holdings LLC†(c)	8.25%		5/15/2030	7,655,000	8,015,099
LFS Topco LLC†(c)	8.75%		7/15/2030	19,383,000	18,742,448
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	6.50%		3/26/2031	31,595,000	33,036,511
Midcap Financial Issuer Trust†	6.50%		5/1/2028	11,695,000	11,609,874
Navient Corp.	9.375%		7/25/2030	19,626,000	20,379,481
OneMain Finance Corp.	6.125%		5/15/2030	13,888,000	13,889,417
OneMain Finance Corp.	6.625%		1/15/2028	57,967,000	58,821,086
OneMain Finance Corp.	6.625%		5/15/2029	9,650,000	9,828,381
OneMain Finance Corp.	7.875%		3/15/2030	11,665,000	12,167,190
PennyMac Financial Services, Inc.†	4.25%		2/15/2029	15,375,000	14,699,639
PennyMac Financial Services, Inc.†	6.875%		5/15/2032	9,700,000	9,601,007
PennyMac Financial Services, Inc.†	7.125%		11/15/2030	23,775,000	24,101,169
PHH Escrow Issuer LLC/PHH Corp.†	9.875%		11/1/2029	26,369,000	26,650,726
Phoenix Aviation Capital Ltd. (Ireland)†(c)(d)	9.25%		7/15/2030	9,404,000	9,605,227
Planet Financial Group LLC†	10.50%		12/15/2029	23,800,000	23,148,330
PRA Group, Inc.†	5.00%		10/1/2029	5,725,000	5,438,571
Provident Funding Associates LP/PFG Finance Corp.†	9.75%		9/15/2029	14,190,000	14,811,664
Rfna LP†	7.875%		2/15/2030	30,850,000	30,643,037
Rocket Cos., Inc.†	6.50%		8/1/2029	5,784,000	5,899,327
Sammaan Capital Ltd. (India)†(d)	8.95%		8/28/2028	14,000,000	14,495,093
Stonebriar ABF Issuer LLC†	8.125%		12/15/2030	9,698,000	10,192,026

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Diversified Financial Services (continued)
Sumisho Air Lease Corp.	6.00% (5 yr. CMT + 2.56%	)#	–	(e)		$12,613,000	$12,292,848
UWM Holdings LLC†	6.25%		3/15/2031			36,728,000	34,085,483
Velocity Commercial Capital LLC†	9.375%		2/15/2031			28,423,000	29,426,417
VFH Parent LLC/Valor Co-Issuer, Inc.†	7.50%		6/15/2031			13,150,000	13,817,126
Total							747,818,197

Electric 2.35%
AES Corp.	7.60% (5 yr. CMT + 3.20%	)#	1/15/2055			19,443,000	19,817,978
American Electric Power Co., Inc.	5.80% (5 yr. CMT + 2.13%	)#	3/15/2056			20,644,000	20,541,983
CenterPoint Energy, Inc.	5.95% (5 yr. CMT + 2.22%	)#	4/1/2056			14,098,000	14,048,888
ContourGlobal Power Holdings SA (Luxembourg)†(d)	6.75%		2/28/2030			20,376,000	20,707,110
Emera U.S. Finance LLC	6.65% (5 yr. CMT + 2.87%	)#	10/1/2056			14,650,000	14,692,661
NRG Energy, Inc.†	4.734%		10/15/2030			14,400,000	14,253,810
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(e)		10,704,000	11,633,016
PG&E Corp.	7.375% (5 yr. CMT + 3.88%	)#	3/15/2055			33,600,000	34,581,187
Puget Energy, Inc.†	7.00% (5 yr. CMT + 2.96%	)#	9/15/2056			11,183,000	11,256,495
TXNM Energy, Inc.†	7.00% (5 yr. CMT + 3.25%	)#	7/31/2056			9,434,000	9,408,885
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(e)		18,308,000	18,408,621
Vistra Corp.†	8.875% (5 yr. CMT + 5.05%	)#	–	(e)		10,130,000	10,957,428
XPLR Infrastructure Operating Partners LP†(c)	7.25%		1/15/2029			11,475,000	11,938,911
XPLR Infrastructure Operating Partners LP†(c)	8.375%		1/15/2031			21,650,000	23,144,413
Total							235,391,386

Electronics 0.20%
Flex Ltd.	5.25%		1/15/2032			19,475,000	19,599,575

Engineering & Construction 0.33%
Brand Industrial Services, Inc.†	10.375%		8/1/2030			21,348,000	19,679,867
Heathrow Finance PLC	6.625%		3/1/2031		GBP	9,600,000	13,033,487
Total							32,713,354

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Entertainment 2.28%
888 Acquisitions Ltd.	10.75%		5/15/2030	GBP	17,504,000	$23,460,863
Bracelet Holdings, Inc.†	9.25%		7/2/2028		$13,450,000	12,838,025	(a)
Empire Resorts, Inc.†	7.75%		11/1/2026		30,024,000	29,340,410
Intralot Capital Luxembourg SA	6.75%		10/15/2031	EUR	12,775,000	14,634,657
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC†	11.875%		4/15/2031		$18,560,000	19,930,786
Motion Bondco DAC (Ireland)†(c)(d)	6.625%		11/15/2027		15,850,000	15,224,982
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada)†(c)(d)	8.00%		8/1/2030		19,226,000	19,009,471
Pinewood Finco PLC	6.00%		3/27/2030	GBP	7,000,000	9,443,454
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	8.45%		7/27/2030		$19,500,000	19,337,364
SeaWorld Parks & Entertainment, Inc.†(c)	5.25%		8/15/2029		14,900,000	14,414,288
Six Flags Entertainment Corp.†(c)	7.25%		5/15/2031		24,828,000	24,504,943
Six Flags Entertainment Corp./ Canada’s Wonderland Co./Millennium Operations LLC†	8.625%		1/15/2032		10,100,000	10,273,882
Starz Capital Holdings 1, Inc.†	6.00%		4/15/2030		16,760,000	15,859,150
Total						228,272,275

Environmental Control 0.20%
Biffa Group Holdings Ltd.	7.375%		6/15/2031	GBP	7,445,000	10,162,510
Biffa Group Holdings Ltd.†	7.38%		6/15/2031	GBP	7,503,000	10,241,681
Total						20,404,191

Food 1.37%
Bellis Acquisition Co. PLC	8.00%		7/1/2031	EUR	4,250,000	4,770,080
Bellis Acquisition Co. PLC†	8.125%		5/14/2030	GBP	4,788,000	6,032,798
Bellis Acquisition Co. PLC	8.125%		5/14/2030	GBP	16,825,000	21,199,211
C&S Group Enterprises LLC†(c)	5.00%		12/15/2028		$23,427,000	21,953,563
Flora Food Management BV	6.875%		7/2/2029	EUR	15,675,000	17,794,171
Grupo Nutresa SA (Colombia)(c)(d)	8.00%		5/12/2030		$9,675,000	10,219,319
Iceland Bondco PLC	4.375%		5/15/2028	GBP	17,481,000	23,094,221
Iceland Bondco PLC	4.375%		5/15/2028	GBP	1,569,000	2,072,812
Market Bidco Finco PLC	8.75%		1/31/2031	GBP	22,899,000	29,655,722
Total						136,791,897

Forest Products & Paper 0.20%
Magnera Corp.†(c)	4.75%		11/15/2029		$5,800,000	5,317,581
Magnera Corp.†	7.25%		11/15/2031		15,441,000	14,472,386
Total						19,789,967

Gas 0.10%
Spire, Inc.	6.25% (5 yr. CMT + 2.56%	)#	6/1/2056		9,625,000	9,595,689

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Health Care-Products 0.10%
Embecta Corp.†(c)	5.00%	2/15/2030		$10,550,000	$9,918,016

Health Care-Services 2.41%
Acadia Healthcare Co., Inc.†(c)	5.00%	4/15/2029		7,280,000	7,128,397
Centene Corp.	3.375%	2/15/2030		10,500,000	9,762,041
Charles River Laboratories International, Inc.†	3.75%	3/15/2029		10,075,000	9,640,496
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030		9,650,000	9,116,894
DaVita, Inc.†	4.625%	6/1/2030		9,875,000	9,563,963
Fortrea Holdings, Inc.†(c)	7.50%	7/1/2030		29,943,000	29,173,101
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028		7,012,000	7,217,578
Kedrion SpA (Italy)†(d)	6.50%	9/1/2029		43,476,000	42,605,865
Molina Healthcare, Inc.†	4.375%	6/15/2028		2,880,000	2,841,043
Molina Healthcare, Inc.†	6.50%	2/15/2031		26,700,000	27,199,284
National Mentor Holdings, Inc.†	10.50%	12/15/2030		10,103,000	10,574,955
Star Parent, Inc.†	9.00%	10/1/2030		24,100,000	25,276,176
Team Health Holdings, Inc.†	8.375%	6/30/2028		9,622,000	9,661,931
Tenet Healthcare Corp.	6.125%	10/1/2028		10,148,000	10,179,043
U.S. Acute Care Solutions LLC†	9.75%	5/15/2029		32,807,000	31,044,844
Total					240,985,611

Holding Companies-Diversified 0.14%
Clue Opco LLC†(c)	9.50%	10/15/2031		9,319,000	9,546,430
Stena International SA (Luxembourg)†(d)	7.25%	1/15/2031		4,800,000	4,883,703
Total					14,430,133

Home Builders 1.44%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	4.625%	4/1/2030		6,735,000	6,417,253
Beazer Homes USA, Inc.†	7.50%	3/15/2031		18,186,000	18,133,555
Dream Finders Homes, Inc.†	6.875%	9/15/2030		20,929,000	20,541,610
Dream Finders Homes, Inc.†	8.25%	8/15/2028		12,341,000	12,658,447
K Hovnanian Enterprises, Inc.†	8.00%	4/1/2031		22,582,000	22,791,109
LGI Homes, Inc.†	4.00%	7/15/2029		16,325,000	14,823,693
LGI Homes, Inc.†	8.75%	12/15/2028		28,263,000	29,119,740
Maison Finco PLC†	7.25%	4/30/2032	GBP	5,080,000	6,558,983
Miller Homes Group Finco PLC	7.00%	5/15/2029	GBP	10,203,000	13,306,399
Total					144,350,789

Home Furnishings 0.20%
Whirlpool Corp.	6.125%	6/15/2030		20,200,000	19,823,452

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Insurance 0.83%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028		$13,761,000	$13,945,012
AmWINS Group, Inc.†	4.875%		6/30/2029		10,075,000	9,750,482
Ardonagh Finco Ltd. (United Kingdom)†(d)	7.75%		2/15/2031		28,828,000	29,450,007
HUB International Ltd.†	5.625%		12/1/2029		5,300,000	5,237,040
Jones Deslauriers Insurance Management, Inc. (Canada)†(d)	8.50%		3/15/2030		9,647,000	9,949,482
Panther Escrow Issuer LLC†	7.125%		6/1/2031		14,400,000	14,475,567
Total						82,807,590

Internet 0.51%
GrubHub Holdings, Inc.†(c)	13.00%		7/31/2030		7,301,624	6,017,559
Rakuten Group, Inc. (Japan)†(d)	9.75%		4/15/2029		33,279,000	36,537,393
Rakuten Group, Inc. (Japan)†(d)	11.25%		2/15/2027		8,274,000	8,610,057
Total						51,165,009

Investment Companies 0.69%
ARES Strategic Income Fund	5.70%		3/15/2028		6,600,000	6,607,472
Blackstone Private Credit Fund	5.95%		7/16/2029		10,000,000	10,010,317
Compass Group Diversified Holdings LLC†	5.25%		4/15/2029		19,225,000	18,208,211
HA Sustainable Infrastructure Capital, Inc.	6.15%		1/15/2031		19,200,000	19,775,731
HA Sustainable Infrastructure Capital, Inc.	7.125% (5 yr. CMT + 3.48%	)#	11/15/2056		9,800,000	9,896,285
Sixth Street Lending Partners	6.50%		3/11/2029		4,733,000	4,843,141
Total						69,341,157

Iron-Steel 1.18%
Algoma Steel, Inc. (Canada)†(d)	9.125%		4/15/2029		32,859,000	30,542,457
Cleveland-Cliffs, Inc.†	6.875%		11/1/2029		13,921,000	14,196,422
Cleveland-Cliffs, Inc.†	7.50%		9/15/2031		13,009,000	13,293,273
CSN Inova Ventures (Cayman Islands)(d)	6.75%		1/28/2028		20,611,000	17,589,982
Mineral Resources Ltd. (Australia)†(d)	6.00%		5/1/2032		19,225,000	19,093,255
Samarco Mineracao SA (Brazil)(d)	9.50%		6/30/2031		22,883,739	22,972,780
Total						117,688,169

Leisure Time 1.57%
Carnival Corp.†	5.75%		3/15/2030		26,486,000	26,884,456
Carnival Corp.†	5.875%		6/15/2031		33,525,000	34,020,298
Deuce Finco PLC	7.00%		11/20/2031	GBP	10,425,000	14,207,302
Lindblad Expeditions LLC†	7.00%		9/15/2030		$31,985,000	32,874,727

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Leisure Time (continued)
NCL Corp. Ltd.†	7.75%	2/15/2029	$9,600,000	$10,025,971
NCL Finance Ltd.†	6.125%	3/15/2028	16,460,000	16,709,451
Polaris, Inc.	5.60%	3/1/2031	9,600,000	9,581,110
Royal Caribbean Cruises Ltd.†	5.50%	4/1/2028	12,000,000	12,131,356
Total				156,434,671

Lodging 0.96%
Full House Resorts, Inc.†	8.25%	2/15/2028	44,727,000	42,513,437
Genting New York LLC/GENNY Capital, Inc.†	7.25%	10/1/2029	14,543,000	14,776,421
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	5.00%	6/1/2029	10,100,000	9,780,439
Las Vegas Sands Corp.	5.625%	6/15/2028	9,628,000	9,770,017
Las Vegas Sands Corp.	6.00%	8/15/2029	9,500,000	9,780,599
Sands China Ltd. (Macau)(d)	5.40%	8/8/2028	9,350,000	9,462,995
Total				96,083,908

Machinery-Diversified 0.62%
GrafTech Global Enterprises, Inc.†(c)	9.875%	12/23/2029	36,640,000	27,571,600
Maxim Crane Works Holdings Capital LLC†	11.50%	9/1/2028	24,200,000	25,287,209
Regal Rexnord Corp.	6.30%	2/15/2030	8,400,000	8,799,157
Total				61,657,966

Media 5.34%
AMC Global Media, Inc.	4.25%	2/15/2029	42,243,000	37,200,356
Cable One, Inc.†	4.00%	11/15/2030	42,173,000	29,440,710
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.50%	8/15/2030	15,000,000	13,999,427
CCO Holdings LLC/CCO Holdings Capital Corp.†(c)	4.50%	6/1/2033	33,475,000	28,792,204
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029	46,075,000	46,182,357
CSC Holdings LLC†	4.125%	12/1/2030	4,800,000	2,861,341
CSC Holdings LLC†	4.625%	12/1/2030	17,814,000	6,262,303
CSC Holdings LLC†	5.75%	1/15/2030	13,555,000	4,825,018
CSC Holdings LLC†	11.75%	1/31/2029	27,904,000	19,999,129
Directv Financing LLC†	8.875%	2/1/2030	9,524,000	9,711,832
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	10.00%	2/15/2031	56,175,000	58,491,657
DISH DBS Corp.	7.375%	7/1/2028	45,525,000	44,495,839
EchoStar Corp.	6.75%	11/30/2030	18,296,987	18,587,305
EchoStar Corp.	10.75%	11/30/2029	17,575,000	19,093,171
EW Scripps Co.†	9.875%	8/15/2030	6,010,000	6,031,566
Gray Media, Inc.†(c)	4.75%	10/15/2030	14,550,000	11,659,773
Gray Media, Inc.†	10.50%	7/15/2029	10,546,000	11,201,318

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Media (continued)
iHeartCommunications, Inc.†(c)	9.125%	5/1/2029		$4,830,000	$4,842,075
McGraw-Hill Education, Inc.†	5.75%	8/1/2028		21,692,000	21,542,625
Paramount Global	7.875%	7/30/2030		38,440,000	40,916,854
Scripps Escrow II, Inc.†(c)	5.375%	1/15/2031		6,250,000	4,836,720
Sirius XM Radio LLC†	4.125%	7/1/2030		10,850,000	10,101,775
Telenet Finance Luxembourg Notes SARL (Luxembourg)†(d)	5.50%	3/1/2028		16,000,000	15,862,314
Univision Communications, Inc.†	7.375%	6/30/2030		13,565,000	13,560,707
Univision Communications, Inc.†	8.50%	7/31/2031		12,600,000	12,796,620
Virgin Media Secured Finance PLC (United Kingdom)†(d)	5.50%	5/15/2029		16,400,000	15,833,715
Ziggo Bond Co. BV (Netherlands)†(d)	5.125%	2/28/2030		22,375,000	19,646,575
Ziggo Bond Co. BV	6.125%	11/15/2032	EUR	4,800,000	5,044,934
Total					533,820,220

Metal Fabricate-Hardware 0.29%
Park-Ohio Industries, Inc.†(c)	8.50%	8/1/2030		$27,513,000	28,658,669

Mining 3.17%
Alumina Pty. Ltd. (Australia)†(d)	6.125%	3/15/2030		36,498,000	37,332,600
Aris Mining Corp. (Canada)†(d)	8.00%	10/31/2029		15,222,000	15,763,305
Arsenal AIC Parent LLC†	8.00%	10/1/2030		15,400,000	16,119,072
Coeur Mining, Inc.†	6.875%	4/1/2032		14,405,000	14,856,381
Compass Minerals International, Inc.†	8.00%	7/1/2030		30,754,000	32,122,953
Eldorado Gold Corp. (Canada)†(d)	6.25%	9/1/2029		17,477,000	17,453,095
First Quantum Minerals Ltd. (Canada)†(d)	8.625%	6/1/2031		4,225,000	4,410,702
Fortescue Treasury Pty. Ltd. (Australia)†(c)(d)	6.125%	4/15/2032		16,290,000	16,853,900
Freeport Indonesia PT (Indonesia)(d)	5.315%	4/14/2032		10,600,000	10,628,546
Hudbay Minerals, Inc. (Canada)†(d)	6.125%	4/1/2029		10,285,000	10,332,434
Ivanhoe Mines Ltd. (Canada)†(d)	7.875%	1/23/2030		16,811,000	17,151,497
JW Aluminum Continuous Cast Co.†	10.25%	4/1/2030		22,434,000	23,285,146
Novelis Corp.†	6.875%	1/30/2030		56,426,000	57,886,361
PLS Group Ltd. (Australia)†(d)	6.875%	5/1/2031		9,895,000	10,134,675
Vedanta Resources Finance II PLC (United Kingdom)(c)(d)	9.475%	7/24/2030		9,100,000	9,591,428
WE Soda Investments Holding PLC (United Kingdom)(d)	9.50%	10/6/2028		23,050,000	23,347,803
Total					317,269,898

Miscellaneous Manufacturing 1.13%
Axon Enterprise, Inc.†	6.125%	3/15/2030		25,283,000	25,915,477
Calderys Financing II LLC†	11.75%	6/1/2028		17,815,937	18,096,449
LSB Industries, Inc.†	6.25%	10/15/2028		35,522,000	35,561,820
Maxam Prill SARL (Luxembourg)†(d)	7.75%	7/15/2030		32,500,000	33,730,222
Total					113,303,968

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Oil & Gas 10.03%
Azule Energy Finance PLC (United Kingdom)(d)	8.125%		1/23/2030	$12,225,000	$12,620,393
Azule Energy Finance PLC (United Kingdom)(d)	8.25%		1/22/2031	4,600,000	4,754,778
Azule Energy Finance PLC (United Kingdom)(d)	8.25%		1/22/2031	5,000,000	5,168,237
BKV Upstream Midstream LLC†	7.50%		10/15/2030	36,417,000	37,418,722
Borr IHC Ltd./Borr Finance LLC†	10.00%		11/15/2028	34,790,854	36,366,819
Borr IHC Ltd./Borr Finance LLC†	10.375%		11/15/2030	24,965,534	26,218,541
California Resources Corp.†	8.25%		6/15/2029	15,399,000	16,064,700
Caturus Energy LLC†	7.125%		5/15/2031	5,022,000	5,042,128
Caturus Energy LLC†	8.50%		2/15/2030	35,157,000	36,776,127
CITGO Petroleum Corp.†	8.375%		1/15/2029	18,613,000	19,163,070
Comstock Resources, Inc.†	5.875%		1/15/2030	5,175,000	5,015,626
Comstock Resources, Inc.†	6.75%		3/1/2029	18,852,000	18,854,673
Crescent Energy Finance LLC†	7.75%		7/31/2029	19,102,000	19,304,386
Crescent Energy Finance LLC†	7.875%		4/15/2032	25,025,000	25,957,682
Global Marine, Inc.	7.00%		6/1/2028	29,526,000	29,721,314
Gulfport Energy Operating Corp.†	6.75%		9/1/2029	19,177,000	19,697,866
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%		2/1/2031	9,700,000	9,591,772
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%		11/1/2028	23,693,000	23,856,055
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%		4/15/2032	20,100,000	19,981,080
Infinity Natural Resources LLC†	7.625%		4/1/2031	24,533,000	24,960,880
Kraken Oil & Gas Partners LLC†	7.625%		8/15/2029	37,534,000	38,264,957
Moss Creek Resources Holdings, Inc.†	8.25%		9/1/2031	29,215,000	29,592,662
Nabors Industries, Inc.†	7.625%		11/15/2032	9,625,000	10,048,048
Nabors Industries, Inc.†(c)	8.875%		8/15/2031	19,725,000	20,837,332
Noble Finance II LLC†	8.00%		4/15/2030	42,973,000	44,711,945
Occidental Petroleum Corp.	7.50%		5/1/2031	8,150,000	9,080,543
Occidental Petroleum Corp.	8.875%		7/15/2030	8,405,000	9,575,216
PBF Holding Co. LLC/PBF Finance Corp.	6.00%		2/15/2028	10,549,000	10,545,376
PBF Holding Co. LLC/PBF Finance Corp.†(c)	7.875%		9/15/2030	9,330,000	9,568,681
PBF Holding Co. LLC/PBF Finance Corp.†(c)	9.875%		3/15/2030	23,062,000	24,791,166
Petroleos Mexicanos (Mexico)(d)	8.75%		6/2/2029	24,320,000	26,051,098
Phillips 66 Co.	5.875% (5 yr. CMT + 2.28%	)#	3/15/2056	19,200,000	19,151,265
Precision Drilling Corp. (Canada)†(d)	6.875%		1/15/2029	6,592,000	6,655,072
Saturn Oil & Gas, Inc. (Canada)†(c)(d)	9.625%		6/15/2029	35,761,000	37,516,937
Seadrill Finance Ltd.†	8.375%		8/1/2030	19,543,000	20,497,113
SierraCol Energy Andina LLC†(c)	6.00%		6/15/2028	12,271,000	11,886,795
SM Energy Co.	6.50%		7/15/2028	9,615,000	9,648,297

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Oil & Gas (continued)
SM Energy Co.†	6.75%		8/1/2029			$17,304,000	$17,759,632
SM Energy Co.†	8.625%		11/1/2030			9,776,000	10,345,452
SM Energy Co.†	8.75%		7/1/2031			6,744,000	7,077,383
Sunoco LP†	7.875% (5 yr. CMT + 4.23%	)#	–	(e)		18,449,000	19,115,858
Talos Production, Inc.†	9.00%		2/1/2029			13,729,000	14,329,451
Talos Production, Inc.†	9.375%		2/1/2031			20,338,000	21,647,645
TGNR Intermediate Holdings LLC†	5.50%		10/15/2029			26,220,000	25,878,550
Transocean International Ltd.†	8.25%		5/15/2029			24,134,000	25,070,906
Transocean International Ltd.†	8.50%		5/15/2031			10,000,000	10,580,280
Valaris Ltd.†	8.375%		4/30/2030			41,236,000	43,014,674
Vermilion Energy, Inc. (Canada)†(d)	6.875%		5/1/2030			35,500,000	35,873,331
Wildfire Intermediate Holdings LLC†	7.50%		10/15/2029			36,432,000	37,516,581
Total							1,003,167,095

Oil & Gas Services 1.03%
CHC Group LLC†	11.75%		9/1/2030			30,247,000	27,483,029
Enerflex, Inc.†	6.875%		1/15/2031			8,813,000	9,083,718
Helix Energy Solutions Group, Inc.†	9.75%		3/1/2029			12,414,000	13,044,830
SESI LLC†	7.875%		9/30/2030			28,576,000	29,522,094
Star Holding LLC†	8.75%		8/1/2031			6,250,000	6,384,894
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%		3/15/2029			16,605,000	17,166,730
Total							102,685,295

Packaging & Containers 1.83%
Ardagh Group SA (Luxembourg)†(c)(d)	12.00%		12/1/2030			20,678,688	18,582,903
Ardagh Group SA	12.00%		12/1/2030		EUR	8,550,000	9,015,338
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC†	6.25%		1/30/2031			$3,659,000	3,686,410
Clydesdale Acquisition Holdings, Inc.†	6.875%		1/15/2030			16,000,000	15,663,234
Clydesdale Acquisition Holdings, Inc.†	8.75%		4/15/2030			32,945,000	29,911,133
LABL, Inc.†	Zero Coupon		10/1/2031			9,201,000	4,002,435
LABL, Inc.†(f)	9.50%		11/1/2028			9,998,000	4,349,130
Mauser Packaging Solutions Holding Co.†	7.875%		4/15/2030			9,600,000	9,714,000
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2030			31,727,000	30,259,499
Sword Purchaser LLC†	8.25%		4/15/2033			9,682,000	9,914,399
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC (Jersey)†(d)	9.50%		5/15/2030			21,572,000	18,921,187
Trivium Packaging Finance BV (Netherlands)†(d)	12.25%		1/15/2031			26,589,000	29,009,769
Total							183,029,437

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Pharmaceuticals 1.46%
Adapthealth LLC†	5.125%		3/1/2030			$5,275,000	$5,133,108
Adapthealth LLC†	6.125%		8/1/2028			11,550,000	11,555,089
Cheplapharm Arzneimittel GmbH†	7.125%		6/15/2031		EUR	2,987,000	3,571,209
Cheplapharm Arzneimittel GmbH	7.50%		5/15/2030		EUR	10,500,000	12,629,458
Curaleaf Holdings, Inc.	11.50%		2/18/2029			$13,941,000	14,392,131
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%	)#	3/10/2055			9,300,000	9,655,142
HLF Financing SARL LLC/Herbalife International, Inc.†	4.875%		6/1/2029			50,873,000	47,870,127
HLF Financing SARL LLC/Herbalife International, Inc.†	7.75%		5/1/2033			10,322,000	10,548,941
Organon & Co./Organon Foreign Debt Co-Issuer BV†	5.125%		4/30/2031			22,209,000	22,084,122
Teva Pharmaceutical Finance Netherlands IV BV (Netherlands)(d)	5.75%		12/1/2030			8,170,000	8,390,500
Total							145,829,827

Pipelines 2.72%
Buckeye Partners LP†	6.75%		2/1/2030			40,998,000	42,432,520
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028			18,241,000	18,259,706
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%		3/15/2029			13,857,000	14,464,408
Energy Transfer LP	6.50% (5 yr. CMT + 5.69%	)#	–	(e)		26,924,000	27,036,650
Energy Transfer LP	6.625% (3 mo. USD Term SOFR + 4.42%	)#	–	(e)		9,550,000	9,664,504
Golar LNG Ltd.†	7.50%		10/2/2030			400,000	410,086
Golar LNG Ltd.	7.75%		9/19/2029			3,200,000	3,265,928
Harvest Midstream I LP†	7.50%		9/1/2028			11,236,000	11,318,124
Plains All American Pipeline LP(c)	8.024% (3 mo. USD Term SOFR + 4.37%	)#	–	(e)		16,280,000	16,320,739
Venture Global LNG, Inc.†(c)	7.00%		1/15/2030			9,600,000	9,879,197
Venture Global LNG, Inc.†	8.125%		6/1/2028			15,213,000	15,573,183
Venture Global LNG, Inc.†	9.00% (5 yr. CMT + 5.44%	)#	–	(e)		36,845,000	36,466,517
Venture Global LNG, Inc.†	9.50%		2/1/2029			51,025,000	55,709,197
Western Midstream Operating LP†	7.25%		4/1/2030			10,161,000	10,716,349
Total							271,517,108

Real Estate 0.95%
CPI Property Group SA	7.50% (5 yr. EURIBOR ICE Swap + 5.23%	)#	–	(e)	EUR	4,040,000	4,364,109
Cushman & Wakefield U.S. Borrower LLC†	6.75%		5/15/2028			$28,576,000	28,594,665
Five Point Operating Co. LP†	8.00%		10/1/2030			24,667,000	25,310,118

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Real Estate (continued)
Hunt Cos., Inc.†	5.25%	4/15/2029	$21,166,000	$20,517,150
Kennedy-Wilson, Inc.	4.75%	2/1/2030	3,729,000	3,682,127
Kennedy-Wilson, Inc.(c)	5.00%	3/1/2031	5,609,000	5,589,901
Newmark Group, Inc.	7.50%	1/12/2029	6,581,000	6,931,899
Total				94,989,969

REITS 2.29%
Arbor Realty SR, Inc.†	7.875%	7/15/2030	1,927,000	1,821,370
Arbor Realty SR, Inc.†(c)	8.50%	12/15/2028	13,013,000	12,898,398
Blackstone Mortgage Trust, Inc.†	7.75%	12/1/2029	15,055,000	16,021,365
Brandywine Operating Partnership LP	6.125%	1/15/2031	4,895,000	4,560,356
Brandywine Operating Partnership LP	8.875%	4/12/2029	27,561,000	28,867,226
Diversified Healthcare Trust†	7.25%	10/15/2030	17,702,000	18,084,399
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/ EF Cayman Non-MTM†	7.375%	9/30/2030	16,667,000	16,581,020
Iron Mountain, Inc.†	5.25%	7/15/2030	9,519,000	9,425,635
Millrose Properties, Inc.†	6.375%	8/1/2030	22,348,000	22,649,787
Piedmont Operating Partnership LP	6.875%	7/15/2029	13,913,000	14,596,190
Piedmont Operating Partnership LP	9.25%	7/20/2028	7,830,000	8,533,348
Starwood Property Trust, Inc.†	6.50%	7/1/2030	16,525,000	16,940,125
Starwood Property Trust, Inc.†	6.50%	10/15/2030	8,568,000	8,817,157
Starwood Property Trust, Inc.†	7.25%	4/1/2029	37,805,000	39,222,990
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC†(c)	6.00%	1/15/2030	5,269,000	5,095,128
XHR LP†	4.875%	6/1/2029	5,100,000	5,009,109
Total				229,123,603

Retail 3.67%
Advance Auto Parts, Inc.†	7.00%	8/1/2030	32,604,000	33,650,132
Arko Corp.†(c)	5.125%	11/15/2029	14,750,000	13,306,507
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†(c)	5.125%	4/15/2029	24,438,000	22,084,283
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.†(c)	6.75%	1/15/2030	8,317,000	8,063,367
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(d)	8.375%	1/15/2029	23,748,000	22,664,141
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(c)(d)	11.50%	8/15/2029	19,760,000	20,078,334
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028	12,121,000	5,939,290
Group 1 Automotive, Inc.†	4.00%	8/15/2028	10,075,000	9,814,209
LBM Acquisition LLC†(c)	6.25%	1/15/2029	17,250,000	11,970,479
LBM Acquisition LLC†	9.50%	6/15/2031	12,214,000	10,702,331
LCM Investments Holdings II LLC†	4.875%	5/1/2029	10,100,000	9,894,406
Park River Holdings, Inc.†	8.00%	3/15/2031	25,470,000	25,635,886

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Retail (continued)
Park River Holdings, Inc.†(c)	8.75%	12/31/2030		$14,161,152	$13,404,996
Petco Health & Wellness Co., Inc.†	8.25%	2/1/2031		14,574,000	14,727,046
Punch Finance PLC†	7.875%	12/30/2030	GBP	7,468,000	10,334,627
Punch Finance PLC	7.875%	12/30/2030	GBP	6,470,000	8,953,540
Specialty Building Products Holdings LLC/SBP Finance Corp.†	7.75%	10/15/2029		$24,721,000	21,841,892
Staples, Inc.†	10.75%	9/1/2029		23,290,000	22,279,321
Stonegate Pub Co. Financing PLC	10.75%	7/31/2029	GBP	24,462,000	33,534,755
Victra Holdings LLC/Victra Finance Corp.†(c)	8.75%	9/15/2029		$35,719,000	37,422,618
Waga Bondco Ltd.	8.50%	6/15/2030	GBP	4,800,000	5,646,811
White Cap Supply Holdings LLC†(c)	7.375%	11/15/2030		$4,617,000	4,671,887
Total					366,620,858

Semiconductors 0.80%
ams-OSRAM AG	10.50%	3/30/2029	EUR	3,065,000	3,800,692
ams-OSRAM AG (Austria)†(d)	12.25%	3/30/2029		$23,235,000	24,868,304
Kioxia Holdings Corp. (Japan)†(d)	6.25%	7/24/2030		31,200,000	32,162,066
Microchip Technology, Inc.	5.05%	2/15/2030		19,200,000	19,405,970
Total					80,237,032

Software 1.74%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.†	8.00%	6/15/2029		13,482,000	8,089,200	(a)
Central Parent, Inc./CDK Global, Inc.†	7.25%	6/15/2029		29,908,000	17,944,800	(a)
CoreWeave, Inc.†(c)	9.00%	2/1/2031		11,608,000	11,548,910
CoreWeave, Inc.†(c)	9.25%	6/1/2030		49,579,000	50,239,065
CoreWeave, Inc.†	9.75%	10/1/2031		7,024,000	7,070,152
Ellucian Holdings, Inc.†	6.50%	12/1/2029		12,044,000	11,876,258
Open Text Corp. (Canada)†(d)	3.875%	2/15/2028		12,505,000	12,107,802
Oracle Corp.	6.15%	11/9/2029		18,250,000	18,808,097
Pagaya U.S. Holdings Co. LLC†(c)	8.875%	8/1/2030		19,900,000	15,466,630
Rocket Software, Inc.†(c)	6.50%	2/15/2029		5,775,000	5,161,347
Rocket Software, Inc.†	9.00%	11/28/2028		5,232,000	5,210,424
Ubisoft Entertainment SA	0.878%	11/24/2027	EUR	10,200,000	10,075,419
Total					173,598,104

Telecommunications 4.19%
APLD ComputeCo 2 LLC†	6.75%	3/15/2031		$10,078,000	9,984,227
APLD ComputeCo LLC†	9.25%	12/15/2030		4,800,000	5,161,967
Black Pearl Compute LLC†	6.125%	2/15/2031		10,606,000	10,773,975
Cipher Compute LLC†	7.125%	11/15/2030		36,846,000	38,237,274
Connect Finco SARL/Connect U.S. Finco LLC (Luxembourg)†(d)	9.00%	9/15/2029		23,325,000	24,629,731
Core Scientific Finance I LLC†(b)	7.75%	5/15/2031		35,181,000	35,111,665
Edged Compute LLC†	7.50%	4/30/2031		10,575,000	10,374,543

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Telecommunications (continued)
Eutelsat Communications SACA	5.75%		3/15/2031		EUR	5,967,000	$7,193,819
Eutelsat Communications SACA†	5.75%		3/15/2031		EUR	2,786,000	3,357,710
Flash Compute LLC†	7.25%		12/31/2030			$43,483,000	44,410,061
Hughes Satellite Systems Corp.	5.25%		8/1/2026			12,282,000	11,154,906
Hughes Satellite Systems Corp.	6.625%		8/1/2026			16,778,000	11,969,845
Iliad Holding SAS (France)†(d)	7.00%		10/15/2028			14,400,000	14,508,706
Meridian Arc Holdco LLC†	6.25%		4/30/2031			29,909,000	29,916,100
PR RNO Property Owner 1 LLC†	6.50%		5/1/2031			19,996,000	19,831,011
SV RNO Property Owner 1 LLC†	5.875%		3/1/2031			49,280,000	48,383,040
Viasat, Inc.†	7.50%		5/30/2031			10,210,000	10,245,245
Vmed O2 U.K. Financing I PLC	4.50%		7/15/2031		GBP	12,650,000	14,892,217
Vmed O2 U.K. Financing I PLC (United Kingdom)†(d)	7.75%		4/15/2032			$14,600,000	14,211,856
WULF Compute LLC†	7.75%		10/15/2030			51,427,000	54,081,156
Total							418,429,054

Transportation 1.46%
Carriage Purchaser, Inc.†	7.875%		10/15/2029			24,859,000	24,172,911
Mobico Group PLC	3.625%		11/20/2028		GBP	8,166,000	9,905,093
Mobico Group PLC	7.853% (5 yr. U.K. Government Bond + 4.14%	)#	–	(e)	GBP	10,674,000	9,033,177
Ocado Group PLC	10.50%		8/8/2029		GBP	5,858,000	8,087,576
Rand Parent LLC†	8.50%		2/15/2030			$32,584,000	33,937,344
Seaspan Corp. (Hong Kong)†(d)	5.50%		8/1/2029			25,987,000	24,860,917
SGL Group ApS	6.274% (3 mo. EURIBOR + 4.25%	)#	2/24/2031		EUR	6,470,000	7,270,340
Star Leasing Co. LLC†	7.625%		2/15/2030			$29,785,000	28,847,967
Total							146,115,325

Water 0.03%
Aegea Finance SARL (Luxembourg)(d)	6.75%		5/20/2029			1,500,000	1,261,380
Aegea Finance SARL (Luxembourg)(c)(d)	9.00%		1/20/2031			1,940,000	1,627,175
Total							2,888,555
Total Corporate Bonds (cost $8,937,443,400)							8,899,522,344

FLOATING RATE LOANS(g) 4.27%

Aerospace & Defense 0.15%
Alloy Finco Ltd. 2026 USD PIK New Way Term Loan B 13.50% (Jersey)(d)	0.50% (3 mo. USD Term SOFR + 0.50%	)	3/6/2028			645,880	15,435,094

Airlines 0.05%
JetBlue Airways Corp. 2024 Term Loan B	8.435% (3 mo. USD Term SOFR + 4.75%	)	8/27/2029			5,261,646	4,717,960

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Auto Parts & Equipment 0.26%
Autokiniton U.S. Holdings, Inc. 2024 Term Loan B	7.767% (1 mo. USD Term SOFR + 4.00%	)	4/6/2028	$15,419,645	$15,283,104
First Brands Group LLC 2021 Term Loan	10.779% (3 mo. USD Term SOFR + 7.11%	)	3/30/2027	9,029,412	28,962
First Brands Group LLC 2022 Incremental Term Loan	–	(h)	3/30/2027	7,550,114	24,217
First Brands Group LLC 2025 DIP Term Loan	13.657% (1 mo. USD Term SOFR + 10.00%	)	6/29/2026	32,377	8,003
RealTruck Group, Inc. 2026 FLSO Tranche A Term Loan	8.517% (3 mo. USD Term SOFR + 4.75%	)	1/31/2031	6,705,024	3,911,275
RealTruck Group, Inc. 2026 FLSO Tranche B Term Loan B	9.767% (3 mo. USD Term SOFR + 6.00%	)	1/31/2031	11,697,813	6,811,052
Total					26,066,613

Building Materials 0.03%
Oscar AcquisitionCo LLC Term Loan B	7.95% (3 mo. USD Term SOFR + 4.25%	)	4/30/2029	3,830,078	2,707,865

Chemicals 0.12%
INEOS Quattro Holdings U.K. Ltd. 2023 USD 1st Lien Term Loan B (United Kingdom)(d)	8.002% (1 mo. USD Term SOFR + 4.25%	)	4/2/2029	12,787,379	11,812,405

Commercial Services 0.68%
Crash Champions LLC 2024 Term Loan B	8.423% (3 mo. USD Term SOFR + 4.75%	)	2/23/2029	17,940,160	17,168,733
CRM Series Seller 2025 LLC Revolver(i)	7.48% - 7.52% (1 day USD Term SOFR + 3.85% (3 mo. USD Term SOFR + 3.85%	) )	8/20/2030	16,500,000	16,478,550	(j)
Spin Holdco, Inc. 2026 First Lien First Out Term Loan	9.096% (3 mo. USD Term SOFR + 5.43%	)	9/4/2030	4,384,234	4,480,425
Spin Holdco, Inc. 2026 First Lien Second Out Term Loan	7.928% (3 mo. USD Term SOFR + 4.00%	)	9/4/2030	20,909,888	14,793,746
Stonepeak Taurus Lower Holdings LLC 2022 2nd Lien Term Loan	10.80% (3 mo. USD Term SOFR + 7.00%	)	1/28/2030	9,795,000	8,483,743
TruGreen LP 2020 Term Loan	–	(h)	11/2/2027	6,720,000	6,429,360
Total					67,834,557

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Computers 0.10%
McAfee LLC 2024 USD 1st Lien Term Loan B	6.652% (1 mo. USD Term SOFR + 3.00%	)	3/1/2029	$11,412,109	$10,085,451

Containers & Packaging 0.31%
Iris Holding, Inc. Term Loan	8.513% (3 mo. USD Term SOFR + 4.75%	)	6/28/2028	19,823,643	18,775,766
LABL, Inc. 2026 Final Roll-Up DIP Term Loan A4	10.461% (3 mo. USD Term SOFR + 6.75%	)	12/2/2026	700,105	595,089	(j)
LABL, Inc. 2026 USD Interim New Money DIP Term Loan	10.423% (3 mo. USD Term SOFR + 6.75%	)	12/2/2026	1,176,706	1,180,631
LABL, Inc. 2026 USD Interim Roll up DIP Term Loan	10.41% (3 mo. USD Term SOFR + 6.75%	)	12/2/2026	450,690	383,086	(j)
Tosca Services LLC 2024 Second Out Superpriority PIK Term Loan B	8.05% (3 mo. USD Term SOFR + 4.25%	)	11/30/2028	10,444,271	9,977,986
Total					30,912,558

Cosmetics/Personal Care 0.19%
Conair Holdings LLC Term Loan B	7.517% (1 mo. USD Term SOFR + 3.75%	)	5/17/2028	26,286,019	18,613,787

Diversified Financial Services 0.07%
BSFR II UTE I LLC Revolver(i)	7.665% - 7.67% (1 mo. USD Term SOFR + 4.00% (3 mo. USD Term SOFR + 4.00%	) )	3/24/2028	7,425,000	7,396,785	(j)

Gaming/Leisure 0.28%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(d)	9.019% (6 mo. USD Term SOFR + 5.25%	)	7/1/2028	6,096,849	5,872,790
United FP Holdings LLC 2019 1st Lien Term Loan	7.925% (3 mo. USD Term SOFR + 4.00%	)	12/30/2026	23,159,815	22,407,121
Total					28,279,911

Health Care Products 0.10%
Hologic, Inc. 2026 USD 2nd Lien Term Loan	8.679% (3 mo. USD Term SOFR + 5.00%	)	4/10/2034	9,800,000	9,702,000	(j)

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Health Care Services 0.26%
ADMI Corp. 2023 Term Loan B5	9.402% (1 mo. USD Term SOFR + 5.75%	)	12/23/2027		$10,457,964	$9,908,921
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	7.913% (3 mo. USD Term SOFR + 4.25%	)	3/30/2029		9,041,464	8,644,001
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B	9.163% (3 mo. USD Term SOFR + 5.50%	)	3/30/2029		7,205,940	6,890,680
New WPCC Parent LLC Term Loan	13.152% (1 mo. USD Term SOFR + 9.50%	)	5/9/2030		641,873	637,329
Total						26,080,931

Information Technology Services 0.01%
Recovery Solutions Parent LLC Term Loan	11.20% (3 mo. USD Term SOFR + 7.50%	)	1/28/2030		1,179,606	1,181,570

Machinery: Diversified 0.40%
CPM Holdings, Inc. 2023 Term Loan	8.165% (1 mo. USD Term SOFR + 4.50%	)	9/28/2028		30,332,812	30,398,027
LSF12 Badger Bidco LLC Term Loan B	9.152% (1 mo. USD Term SOFR + 5.50%	)	8/30/2030		9,346,354	9,369,720
Total						39,767,747

Media 0.34%
Sinclair Television Group, Inc. 2025 Term Loan B6	7.067% (1 mo. USD Term SOFR + 3.30%	)	12/31/2029		19,187,027	17,508,258
Sinclair Television Group, Inc. 2025 Term Loan B7	7.852% (1 mo. USD Term SOFR + 4.10%	)	12/31/2030		18,648,132	16,905,744
Total						34,414,002

Metal Fabricate/Hardware 0.30%
Tank Holding Corp. 2022 Term Loan	9.502% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028		30,217,277	26,959,552
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan	9.752% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028		1,141,535	1,013,112
Tank Holding Corp. 2023 Incremental Term Loan	9.752% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028		2,691,898	2,389,060
Total						30,361,724

Miscellaneous Manufacture 0.11%
Rohm Holding GmbH 2024 EUR PIK Term Loan B	7.149% (6 mo. EURIBOR + 4.75%	)	1/31/2029	EUR	9,541,843	10,952,800

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pharmaceuticals 0.05%
Gainwell Acquisition Corp. 2nd Lien Term Loan	11.774% (3 mo. USD Term SOFR + 8.00%	)	10/2/2028	$4,812,000	$4,547,340

Real Estate 0.05%
CoreLogic, Inc. 2nd Lien Term Loan	10.267% (1 mo. USD Term SOFR + 6.50%	)	6/4/2029	5,290,000	5,029,917

Retail 0.26%
LBM Acquisition LLC 2024 Incremental Term Loan B	7.502% (1 mo. USD Term SOFR + 3.75%	)	6/6/2031	5,761,023	4,842,140
RVR Dealership Holdings LLC 2026 Term Loan B	8.167% (3 mo. USD Term SOFR + 4.50%	)	2/26/2033	16,923,000	16,362,510
Specialty Building Products Holdings LLC 2021 Term Loan B	7.502% (1 mo. USD Term SOFR + 3.75%	)	10/16/2028	5,485,714	4,806,885
Total					26,011,535

Software 0.15%
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan	9.413% (3 mo. USD Term SOFR + 5.75%	)	7/30/2032	10,315,000	8,793,537
Central Parent, Inc. 2024 Term Loan B	6.95% (3 mo. USD Term SOFR + 3.25%	)	7/6/2029	8,270,050	4,775,954	(j)
VCI Asset Holdings 3 LLC Fixed Term Loan	6.875%		4/24/2031	1,526,000	1,510,740	(j)
Total					15,080,231
Total Floating Rate Loans (cost $439,687,265)					426,992,783

FOREIGN GOVERNMENT OBLIGATIONS(d) 0.10%

Angola 0.10%
Angola Government International Bonds (cost $9,694,635)	9.244%		1/15/2031	9,600,000	10,253,434

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.30%
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA5 Class B2†	15.145% (30 day USD SOFR Average + 11.50%	)#	10/25/2050	9,000,000	12,359,685
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-HQA1 Class B2†	8.86% (30 day USD SOFR Average + 5.21%	)#	1/25/2050	2,270,000	2,506,248

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3 Class B2†	9.895% (30 day USD SOFR Average + 6.25%	)#	9/25/2041	$1,380,000	$1,404,665
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class B2†	10.645% (30 day USD SOFR Average + 7.00%	)#	12/25/2041	1,845,000	1,905,388
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-HQA1 Class B2†	16.01% (30 day USD SOFR Average + 12.36%	)#	2/25/2049	2,280,000	2,723,475
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R02 Class 2B2†	9.845% (30 day USD SOFR Average + 6.20%	)#	11/25/2041	883,000	905,488
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2B2†	11.295% (30 day USD SOFR Average + 7.65%	)#	1/25/2042	1,890,000	1,972,717
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R06 Class 1B2†	14.245% (30 day USD SOFR Average + 10.60%	)#	5/25/2042	5,255,000	5,738,496
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R07 Class 1B2†	15.645% (30 day USD SOFR Average + 12.00%	)#	6/25/2042	685,300	764,653
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $30,806,270)					30,280,815

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.17%
JP Morgan Mortgage Trust Series 2025-NQM4 Class B1†	6.687%	#(k)	3/25/2066	6,250,000	6,224,991
ROCK Trust Series 2024-CNTR Class E†	8.819%		11/13/2041	10,000,000	10,490,232
Total Non-Agency Commercial Mortgage-Backed Securities (cost $16,756,077)					16,715,223
Total Long-Term Investments (cost $9,856,593,260)					9,815,239,638

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investments	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 5.62%

REPURCHASE AGREEMENTS 0.25%
Repurchase Agreement dated 4/30/2026, 3.600% due 5/1/2026 with Barclays Capital, Inc. collateralized by $6,291,000 of U.S. Treasury Bond at 4.750% due 2/15/2056; value: $6,122,449; proceeds: $6,000,600 (cost $6,000,000)	$6,000,000	$6,000,000
Repurchase Agreement dated 4/30/2026, 3.250% due 5/1/2026 with Fixed Income Clearing Corp. collateralized by $19,054,200 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $19,270,276; proceeds: $18,894,025 (cost $18,892,319)	18,892,319	18,892,319
Total Repurchase Agreements (cost $24,892,319)		24,892,319

TIME DEPOSITS 0.54%
CitiBank N.A.(l) (cost $53,652,867)	53,652,867	53,652,867

	Shares

MONEY MARKET FUNDS 4.83%
Fidelity Government Portfolio(l) (cost $482,875,801)	482,875,801	482,875,801
Total Short-Term Investments (cost $561,420,987)		561,420,987
Total Investments in Securities 103.79% (cost $10,418,014,247)		10,376,660,625
Less Unfunded Loan Commitments (0.14%) (cost $13,884,476)		(13,865,636)
Net Investments in Securities 103.65% (cost $10,404,129,771)		10,362,794,989
Other Assets and Liabilities – Net(m) (3.65)%		(364,901,828)
Net Assets 100.00%		$9,997,893,161

EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2026, the total value of Rule 144A securities was $7,230,555,157, which represents 72.32% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at April 30, 2026.
*	Non-income producing security.
(a)

Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

(b)	Securities purchased on a when-issued basis.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Foreign security traded in U.S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at April 30, 2026.
(h)	Interest rate to be determined.
(i)	Security partially/fully unfunded.
(j)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Generally accepted accounting principles in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Security was purchased with the cash collateral from loaned securities.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers – Sell Protection at April 30, 2026(1):

Referenced Indexes/ Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.HY.S46(4)	Bank of America	5.00%	6/20/2031	$279,675,000	$19,639,118	$291,845	$19,930,963

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $291,845. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at April 30, 2026:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	2.600%	CPI Urban Consumer NSA	4/24/2031	$434,000,000	$2,947,212	(1)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.

(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $2,126,565, which includes upfront payment of $820,647. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Credit Default Swap Contracts on Indexes/Issuers – Sell Protection at April 30, 2026(1):

Referenced Indexes/ Issuers*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
CMBX. NA.BBB-.19	Citibank	3.000%	12/17/2058	$20,000,000	$(1,550,000)	$(16,666)	$(1,566,666)

*	The Referenced Index is for the Credit Default Swap Contracts on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $16,666.
(4)	Includes upfront payments paid (received).

Forward Foreign Currency Exchange Contracts at April 30, 2026:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Citibank	8/7/2026	3,023,000	$4,083,503	$4,111,933	$28,430
British pound	Buy	Morgan Stanley	8/7/2026	1,462,000	1,975,101	1,988,636	13,535
Euro	Buy	Bank of America	6/5/2026	3,635,000	4,269,875	4,272,432	2,557
Euro	Buy	Morgan Stanley	6/5/2026	7,034,000	8,195,236	8,267,480	72,244
Euro	Buy	Morgan Stanley	6/5/2026	2,101,000	2,456,790	2,469,431	12,641
Euro	Buy	Morgan Stanley	6/5/2026	4,384,000	5,133,949	5,152,777	18,828
Euro	Buy	State Street Bank and Trust	6/5/2026	855,000	996,250	1,004,933	8,683
Euro	Buy	State Street Bank and Trust	6/5/2026	1,069,000	1,244,795	1,256,460	11,665
Euro	Buy	State Street Bank and Trust	6/5/2026	5,040,000	5,823,060	5,923,813	100,753
Euro	Buy	State Street Bank and Trust	6/5/2026	3,960,000	4,573,511	4,654,424	80,913
Euro	Buy	State Street Bank and Trust	6/5/2026	3,880,000	4,488,483	4,560,396	71,913
Euro	Buy	State Street Bank and Trust	6/5/2026	4,337,000	5,089,386	5,097,535	8,149
Euro	Buy	Toronto Dominion Bank	6/5/2026	1,091,000	1,267,496	1,282,317	14,821
Euro	Buy	Toronto Dominion Bank	6/5/2026	2,010,000	2,357,319	2,362,473	5,154
Euro	Sell	State Street Bank and Trust	6/5/2026	3,958,000	4,675,069	4,652,074	22,995
Euro	Sell	Toronto Dominion Bank	6/5/2026	3,981,000	4,705,334	4,679,107	26,227
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$499,508

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	State Street Bank and Trust	6/5/2026	1,550,000	$1,831,511	$1,821,808	$(9,703)
British pound	Sell	State Street Bank and Trust	8/7/2026	228,822,000	308,768,974	311,247,335	(2,478,361)
Euro	Sell	Morgan Stanley	6/5/2026	175,103,000	204,225,710	205,809,007	(1,583,297)
Euro	Sell	Morgan Stanley	6/5/2026	4,136,000	4,793,561	4,861,288	(67,727)
Euro	Sell	State Street Bank and Trust	6/5/2026	4,250,000	4,980,590	4,995,279	(14,689)
Euro	Sell	State Street Bank and Trust	6/5/2026	4,364,000	5,123,134	5,129,270	(6,136)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(4,159,913)

Futures Contracts at April 30, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2026	3,614	Short	$(389,785,005)	$(389,719,080)	$65,925

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$–	$18,258,240	$18,258,240
Remaining Industries	–	43,793,006	–	43,793,006
Common Stocks	–	1,374,222	–	1,374,222
Convertible Bonds	–	299,314,503	–	299,314,503
Convertible Preferred Stocks	–	68,735,068	–	68,735,068
Corporate Bonds
Entertainment	–	215,434,250	12,838,025	228,272,275
Software	–	147,564,104	26,034,000	173,598,104
Remaining Industries	–	8,497,651,965	–	8,497,651,965
Floating Rate Loans
Commercial Services	–	51,356,007	16,478,550	67,834,557
Containers & Packaging	–	29,934,383	978,175	30,912,558
Diversified Financial Services	–	–	7,396,785	7,396,785
Health Care Products	–	–	9,702,000	9,702,000
Software	–	8,793,537	6,286,694	15,080,231
Remaining Industries	–	296,066,652	–	296,066,652
Less Unfunded Loan Commitments	–	(13,865,636)	–	(13,865,636)
Foreign Government Obligations	–	10,253,434	–	10,253,434
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	30,280,815	–	30,280,815
Non-Agency Commercial Mortgage-Backed Securities	–	16,715,223	–	16,715,223

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH YIELD FUND April 30, 2026

Investment Type(2)	Level 1	Level 2	Level 3	Total
Short-Term Investments
Repurchase Agreements	$–	$24,892,319	$–	$24,892,319
Time Deposits	–	53,652,867	–	53,652,867
Money Market Funds	482,875,801	–	–	482,875,801
Total	$482,875,801	$9,781,946,719	$97,972,469	$10,362,794,989
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$19,930,963	$–	$19,930,963
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts	–	2,947,212	–	2,947,212
Assets	–	–	–	–
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(1,566,666)	–	(1,566,666)
Forward Foreign Currency Exchange Contracts
Assets	–	499,508	–	499,508
Liabilities	–	(4,159,913)	–	(4,159,913)
Futures Contracts
Assets	65,925	–	–	65,925
Liabilities	–	–	–	–
Total	$65,925	$17,651,104	$–	$17,717,029

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	87

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory Trust on May 1, 2001. The Trust consists of eight funds as of April 30, 2026. This report covers the following four funds (separately, a “Fund” and collectively, the “Funds”). Lord Abbett Emerging Markets Equity Fund (“Emerging Markets Equity Fund”), Lord Abbett International Growth Fund (“International Growth Fund”), Lord Abbett Investment Grade Floating Rate Fund (“Investment Grade Floating Rate Fund”) and Lord Abbett Short Duration High Yield Fund (“Short Duration High Yield Fund”). Each Fund is diversified within the meaning of the 1940 Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

88

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Pricing Committee may also use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments.. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of April 30, 2026 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

89

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of April 30, 2026, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Investment Grade Floating Rate Fund	$3,403,533	$3,491,180
Short Duration High Yield Fund	513,465,203	536,528,668

90

QPHR-TRI-3Q
(06/26)